As Filed with the U.S. Securities and Exchange Commission on April 30, 2007

                                                              File No. 333-84797
                                                              File No. 811-09525
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES

                                 ACT OF 1933 (X)

                       PRE-EFFECTIVE AMENDMENT NO.____ ( )

                       POST-EFFECTIVE AMENDMENT NO. 14 (X)

                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 (X)

                              AMENDMENT NO. 15 (X)

                               RYDEX DYNAMIC FUNDS
               (Exact Name of Registrant as Specified in Charter)
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (301) 296-5100

                               Carl G. Verboncoeur
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:
                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, N.W.
                             Washington, D.C. 20004

 It is proposed that this filing will become effective (check appropriate box):

      [X]  immediately upon filing pursuant to paragraph (b) of rule 485

      [  ] on (date) pursuant to paragraph (b)(1)(v) of rule 485

      [  ] 60 days after filing pursuant to paragraph (a)(1) of rule 485

      [  ] on (date) pursuant to paragraph (a)(1) of rule 485

      [  ] 75 days after filing pursuant to paragraph (a)(2) of rule 485

      [  ] on (date) pursuant to paragraph (a)(2) of rule 485

                                                             RYDEX DYNAMIC FUNDS
                                           H-CLASS SHARES PROSPECTUS MAY 1, 2007

                                                        S&P 500 2X STRATEGY FUND
                                                (FORMERLY, DYNAMIC S&P 500 FUND)

                                                INVERSE S&P 500 2X STRATEGY FUND
                                        (FORMERLY, INVERSE DYNAMIC S&P 500 FUND)

                                                            OTC 2X STRATEGY FUND
                                                    (FORMERLY, DYNAMIC OTC FUND)
[GRAPHIC OMITTED]
                                                    INVERSE OTC 2X STRATEGY FUND
                                            (FORMERLY, INVERSE DYNAMIC OTC FUND)

                                                            DOW 2X STRATEGY FUND
                                                    (FORMERLY, DYNAMIC DOW FUND)

                                                    INVERSE DOW 2X STRATEGY FUND
                                            (FORMERLY, INVERSE DYNAMIC DOW FUND)

                                                RUSSELL 2000(R) 2X STRATEGY FUND
                                        (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND)

                                        INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
                                 (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R)FUND)

                                                          [LOGO RYDEXINVESTMENT]
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RYDEX DYNAMIC FUNDS OVERVIEW ..............................................    1
   S&P 500 2X STRATEGY FUND ...............................................    2
   INVERSE S&P 500 2X STRATEGY FUND .......................................    6
   OTC 2X STRATEGY FUND ...................................................   11
   INVERSE OTC 2X STRATEGY FUND ...........................................   16
   DOW 2X STRATEGY FUND ...................................................   21
   INVERSE DOW 2X STRATEGY FUND ...........................................   26
   RUSSELL 2000(R) 2X STRATEGY FUND .......................................   31
   INVERSE RUSSELL 2000(R) 2X STRATEGY FUND ...............................   35
INVESTMENTS AND RISKS .....................................................   39
SHAREHOLDER INFORMATION ...................................................   48
TRANSACTION INFORMATION ...................................................   49
BUYING FUND SHARES ........................................................   52
SELLING FUND SHARES .......................................................   56
EXCHANGING FUND SHARES ....................................................   58
RYDEX ACCOUNT POLICIES ....................................................   59
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   63
DIVIDENDS AND DISTRIBUTIONS ...............................................   64
TAX INFORMATION ...........................................................   64
MANAGEMENT OF THE FUNDS ...................................................   66
FINANCIAL HIGHLIGHTS ......................................................   70
BENCHMARK INFORMATION .....................................................   74
ADDITIONAL INFORMATION ....................................................   76

                      -------------------------------------
                       PLEASE SEE THE RYDEX PRIVACY POLICY
                             INSIDE THE BACK COVER.
                      -------------------------------------

                                                                    PROSPECTUS 1


[GRAPHIC OMITTED]

                               RYDEX DYNAMIC FUNDS
                                 H-CLASS SHARES
           9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Dynamic Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, OTC 2x Strategy Fund, Inverse OTC 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund and the Inverse Russell 2000(R) 2x Strategy Fund (the "Funds" or the "Dynamic Funds").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2


[GRAPHIC OMITTED]

S&P 500 2X STRATEGY FUND
(FORMERLY, DYNAMIC S&P 500 FUND) (RYTNX)

--------------------------------------------------------------------------------

FUND OBJECTIVE

The S&P 500 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The S&P 500 2x Strategy Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the S&P 500 2x Strategy Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the S&P 500 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The S&P 500 2x Strategy Fund also may purchase equity securities that are generally within the capitalization range of the S&P 500(R) Index at the time of purchase, although the S&P 500 2x Strategy Fund may purchase equity securities of any capitalization range.

PRINCIPAL RISKS

The S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly

                                                                    PROSPECTUS 3


[GRAPHIC OMITTED]

in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near

4


[GRAPHIC OMITTED]

the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PERFORMANCE

The bar chart and table below show the performance of the H-Class Shares of the S&P 500 2x Strategy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

S&P 500 2X STRATEGY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

               2001      2002      2003     2004    2005     2006
              ----------------------------------------------------
              -33.93%   -46.60%   53.12%   17.58%   3.34%    23.84%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.25% (QUARTER ENDED 06/30/03) AND THE LOWEST RETURN FOR A QUARTER WAS -35.04% (QUARTER ENDED 09/30/02).

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1

                                                                          SINCE
                                                  PAST      PAST      INCEPTION
H-CLASS SHARES                                  1 YEAR   5 YEARS   (05/19/00) 4
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                             23.84%     4.23%         -6.28%
RETURN AFTER TAXES ON DISTRIBUTIONS 2           23.14%     4.04%         -6.42%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                    15.50%     3.52%         -5.25%
S&P 500(R) INDEX 3                              15.79%     6.19%          1.78%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER

                                                                    PROSPECTUS 5


[GRAPHIC OMITTED]

      TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the S&P 500 2x Strategy Fund.

SHAREHOLDER FEES 1                                                         NONE

ANNUAL FUND OPERATING EXPENSES 2 (EXPENSES THAT ARE DEDUCTED FROM
   FUND ASSETS)
      MANAGEMENT FEES                                                      0.90%
      DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                     0.25%
      OTHER EXPENSES                                                       0.54%
      TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.69%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 PRIOR TO JANUARY 1, 2007, THE S&P 500 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE S&P 500 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE S&P 500 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the S&P 500 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S&P 500
2X STRATEGY FUND           1 YEAR        3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
H-CLASS                    $  177        $   550        $   946        $  2,056

6


[GRAPHIC OMITTED]

INVERSE S&P 500 2X STRATEGY FUND
(FORMERLY, INVERSE DYNAMIC S&P 500 FUND) (RYTPX)

--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse S&P 500 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Inverse S&P 500 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales and futures and options contracts enable the Inverse S&P 500 2x Strategy Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse S&P 500 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

The Inverse S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in

                                                                    PROSPECTUS 7


[GRAPHIC OMITED]

the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on

8


[GRAPHIC OMITED]

a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes up.

PERFORMANCE

The bar chart and table below show the performance of the H-Class Shares of the Inverse S&P 500 2x Strategy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE S&P 500 2X STRATEGY FUND

   [THE FOLLWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATRIAL.]

           2001      2002        2003        2004      2005       2006
          -------------------------------------------------------------
          20.81%    37.48%      -43.54%     -20.00%   -4.53%     -17.50%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 34.51% (QUARTER ENDED 09/30/01) AND THE LOWEST RETURN FOR A QUARTER WAS -26.32% (QUARTER ENDED 06/30/03).

                                                                    PROSPECTUS 9


[GRAPHIC OMITED]

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1
                                                                          SINCE
                                                  PAST      PAST      INCEPTION
H-CLASS SHARES                                  1 YEAR   5 YEARS   (05/19/00) 4
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                            -17.50%   -13.33%         -5.81%
RETURN AFTER TAXES ON DISTRIBUTIONS 2          -18.58%   -13.72%         -6.16%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                   -11.39%   -10.94%         -4.97%
S&P 500(R) INDEX 3                              15.79%     6.19%          1.78%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse S&P 500 2x Strategy Fund.

SHAREHOLDER FEES 1                                                         NONE
ANNUAL FUND OPERATING EXPENSES 2 (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS)
   MANAGEMENT FEES                                                         0.90%
   DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                        0.25%
   OTHER EXPENSES                                                          0.54%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                    1.69%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 PRIOR TO JANUARY 1, 2007, THE INVERSE S&P 500 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE INVERSE S&P 500 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE INVERSE S&P 500 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.

10


[GRAPHIC OMITED]

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Inverse S&P 500 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

INVERSE S&P 500
2X STRATEGY FUND                  1 YEAR      3 YEARS    5 YEARS       10 YEARS
--------------------------------------------------------------------------------
H-CLASS                           $ 177        $ 550      $ 946         $ 2,056

                                                                   PROSPECTUS 11


[GRAPHIC OMITTED]

OTC 2X STRATEGY FUND
(FORMERLY, DYNAMIC OTC FUND) (RYVYX)

--------------------------------------------------------------------------------

FUND OBJECTIVE

The OTC 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The OTC 2x Strategy Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts enable the OTC 2x Strategy Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the OTC 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The OTC 2x Strategy Fund also may purchase equity securities that are generally within the capitalization range of the Nasdaq 100 Index(R) at the time of purchase, although the OTC 2x Strategy Fund may purchase equity securities of any capitalization range.

PRINCIPAL RISKS

The OTC 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly

12


[GRAPHIC OMITTED]

in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TECHNOLOGY COMPANY CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of

                                                                   PROSPECTUS 13


[GRAPHIC OMITTED]

market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes down.

PERFORMANCE

The bar chart and table below show the performance of the H-Class Shares of the OTC 2x Strategy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

OTC 2X STRATEGY FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                 2001     2002     2003     2004    2005   2006
                ------------------------------------------------
                -69.38%  -68.47%  100.09%   14.69%  -3.05% 5.29%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 72.09% (QUARTER ENDED 12/31/01) AND THE LOWEST RETURN FOR A QUARTER WAS -62.24% (QUARTER ENDED 09/30/01).

14


[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1

                                                                          SINCE
                                                 PAST      PAST       INCEPTION
H-CLASS SHARES                                 1 YEAR   5 YEARS    (05/19/00) 4
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                             5.29%    -5.88%         -30.01%
RETURN AFTER TAXES ON DISTRIBUTIONS 2           5.29%    -6.05%         -30.10%
RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES 2                     3.44%    -5.00%         -19.95%
NASDAQ 100 INDEX(R) 3                           7.29%     2.18%          -8.59%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.

                                                                   PROSPECTUS 15


[GRAPHIC OMITTED]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the OTC 2x Strategy Fund.

SHAREHOLDER FEES 1                                                         NONE
ANNUAL FUND OPERATING EXPENSES 2 (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS)
   MANAGEMENT FEES                                                         0.90%
   DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                        0.25%
   OTHER EXPENSES                                                          0.54%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                    1.69%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 PRIOR TO JANUARY 1, 2007, THE OTC 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE OTC 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE OTC 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the OTC 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      OTC 2X STRATEGY FUND        1 YEAR   3 YEARS   5 YEARS   10 YEARS
      -----------------------------------------------------------------
      H-CLASS                      $ 177    $ 550     $ 946     $ 2,056

16


[GRAPHIC OMITTED]


INVERSE OTC 2X STRATEGY FUND
(FORMERLY, INVERSE DYNAMIC OTC FUND) (RYVNX)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Inverse OTC 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Inverse OTC 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse OTC 2x Strategy Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse OTC 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


PRINCIPAL RISKS


The Inverse OTC 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in

                                                                   PROSPECTUS 17


[GRAPHIC OMITTED]

the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing

18


[GRAPHIC OMITTED]

and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TECHNOLOGY COMPANY CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes up.

PERFORMANCE


The bar chart and table below show the performance of the H-Class Shares of the Inverse OTC 2x Strategy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 19


[GRAPHIC OMITTED]

INVERSE OTC 2X STRATEGY FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

               2001     2002     2003      2004      2005     2006
              -----------------------------------------------------
              -5.00%   50.92%   -62.92%   -24.60%   -1.25%   -8.05%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 116.97% (QUARTER ENDED 09/30/01) AND THE LOWEST RETURN FOR A QUARTER WAS -51.13% (QUARTER ENDED 12/31/01).

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1

                                                                          SINCE
                                                  PAST      PAST      INCEPTION
H-CLASS SHARES                                  1 YEAR   5 YEARS   (05/23/00) 4
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                             -8.05%   -17.46%        -13.68%
RETURN AFTER TAXES ON DISTRIBUTIONS 2           -9.23%   -17.96%        -14.13%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                    -5.25%   -13.95%        -10.88%
NASDAQ 100 INDEX(R) 3                            7.29%     2.18%         -7.89%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON NASDAQ. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.

20


[GRAPHIC OMITTED]

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse OTC 2x Strategy Fund.

SHAREHOLDER FEES 1                                                         NONE
ANNUAL FUND OPERATING EXPENSES 2 (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS)
   MANAGEMENT FEES                                                         0.90%
   DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                        0.25%
   OTHER EXPENSES                                                          0.54%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                    1.69%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 PRIOR TO JANUARY 1, 2007, THE INVERSE OTC 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE INVERSE OTC 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE INVERSE OTC 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.


EXAMPLE


This Example is intended to help you compare the cost of investing in the H-Class Shares of the Inverse OTC 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      INVERSE OTC 2X
      STRATEGY FUND    1 YEAR   3 YEARS   5 YEARS   10 YEARS
      ------------------------------------------------------
      H-CLASS           $ 177    $ 550     $ 946     $ 2,056

                                                                   PROSPECTUS 21


[GRAPHIC OMITTED]


DOW 2X STRATEGY FUND
(FORMERLY, DYNAMIC DOW FUND) (RYCVX)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Dow 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average(SM) (the "underlying index").


If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Dow 2x Strategy Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Dow 2x Strategy Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dow 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dow 2x Strategy Fund also may purchase equity securities that are generally within the capitalization range of the Dow Jones Industrial Average(SM) at the time of purchase, although the Dow 2x Strategy Fund may purchase equity securities of any capitalization range.


PRINCIPAL RISKS


The Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

22


[GRAPHIC OMITTED]

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

                                                                   PROSPECTUS 23


[GRAPHIC OMITTED]

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average(SM) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average(SM) goes down.

PERFORMANCE


The bar chart and table below show the performance of the H-Class Shares of the Dow 2x Strategy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

DOW 2X STRATEGY FUND

                  2005                     2006
                 -------------------------------
                 -3.71%                   30.28%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.00% (QUARTER ENDED 12/31/06) AND THE LOWEST RETURN FOR A QUARTER WAS -5.59% (QUARTER ENDED 03/31/05).

24


[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1

                                                                          SINCE
                                                            PAST      INCEPTION
H-CLASS SHARES                                            1 YEAR   (02/20/04) 4
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                       30.28%          8.81%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                     30.00%          8.72%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                              19.68%          7.52%
DOW JONES INDUSTRIAL AVERAGE(SM) 3                        19.05%          8.14%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE DOW JONES INDUSTRIAL AVERAGE(SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES & COMPANY, INC. ("DOW JONES") AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.

                                                                   PROSPECTUS 25


[GRAPHIC OMITTED]

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Dow 2x Strategy Fund.

SHAREHOLDER FEES 1                                                         NONE
ANNUAL FUND OPERATING EXPENSES 2 (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)
   MANAGEMENT FEES                                                         0.90%
   DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                        0.25%
   OTHER EXPENSES                                                          0.54%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                    1.69%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 PRIOR TO JANUARY 1, 2007, THE DOW 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE DOW 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE DOW 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.


EXAMPLE


This Example is intended to help you compare the cost of investing in the H-Class Shares of the Dow 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   DOW 2X STRATEGY FUND                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
   ----------------------------------------------------------------------------
   H-CLASS                                 $177      $550      $946     $2,056

26


[GRAPHIC OMMITED]


INVERSE DOW 2X STRATEGY FUND
(FORMERLY, INVERSE DYNAMIC DOW FUND) (RYCWX)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Inverse Dow 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average(SM) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Inverse Dow 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dow 2x Strategy Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dow 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


PRINCIPAL RISKS


The Inverse Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in

                                                                   PROSPECTUS 27


[GRAPHIC OMMITED]

the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

28


[GRAPHIC OMMITED]

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average(SM) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average(SM) goes up.

PERFORMANCE


The bar chart and table below show the performance of the H-Class Shares of the Inverse Dow 2x Strategy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE DOW 2X STRATEGY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PEINTED MATERIAL.]

                                  2005     2006
                                  ---------------
                                  0.94%   -22.14%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 4.95% (QUARTER ENDED 03/31/05) AND THE LOWEST RETURN FOR A QUARTER WAS -10.53% (QUARTER ENDED 12/31/06).

                                                                   PROSPECTUS 29


[GRAPHIC OMMITED]

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1

                                                                          SINCE
                                                            PAST      INCEPTION
H-CLASS SHARES                                            1 YEAR   (02/20/04) 4
--------------------------------------------------------------------------------

RETURN BEFORE TAXES                                      -22.14%        -10.98%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                    -22.25%        -11.10%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                             -14.39%         -9.22%
DOW JONES INDUSTRIAL AVERAGE(SM) 3                        19.05%          8.14%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE DOW JONES INDUSTRIAL AVERAGE(SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.

30


[GRAPHIC OMMITED]

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse Dow 2x Strategy Fund.

SHAREHOLDER FEES 1                                                         NONE
ANNUAL FUND OPERATING EXPENSES 2 (EXPENSES THAT ARE DEDUCTED FROM
  FUND ASSETS)
    MANAGEMENT FEES                                                        0.90%
    DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                       0.25%
    OTHER EXPENSES                                                         0.54%
    TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.69%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 PRIOR TO JANUARY 1, 2007, THE INVERSE DOW 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE INVERSE DOW 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE INVERSE DOW 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.


EXAMPLE


This Example is intended to help you compare the cost of investing in the H-Class Shares of the Inverse Dow 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   INVERSE DOW 2X
   STRATEGY FUND                  1 YEAR      3 YEARS    5 YEARS       10 YEARS
   ----------------------------------------------------------------------------
   H-CLASS                         $177         $550       $946         $2,056

                                                                   PROSPECTUS 31


[GRAPHIC OMMITED]


RUSSELL 2000 (R) 2X STRATEGY FUND
(FORMERLY, DYNAMIC RUSSELL 2000(R) FUND) (RYRSX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) 2x Strategy Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities that are generally within the capitalization range of the Russell 2000(R) Index at the time of purchase, although the Fund may purchase equity securities of any capitalization range.

PRINCIPAL RISKS

The Russell 2000(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

32


[GRAPHIC OMMITED]

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period

                                                                   PROSPECTUS 33


[GRAPHIC OMMITED]

performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PERFORMANCE

The Russell 2000(R) 2x Strategy Fund commenced operations on May 31, 2006 and therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Russell 2000(R) 2x Strategy Fund.

SHAREHOLDER FEES 1                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
   FUND ASSETS)
     MANAGEMENT FEES                                                       0.90%
     DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                      0.25%
     OTHER EXPENSES                                                        0.55%
     TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.70%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

34


[GRAPHIC OMMITED]

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Russell 2000(R) 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   RUSSELL 2000(R) 2X
   STRATEGY FUND                  1 YEAR      3 YEARS    5 YEARS       10 YEARS
   ----------------------------------------------------------------------------
   H-CLASS                         $178         $553       $952         $2,067

                                                                   PROSPECTUS 35


[GRAPHIC OMMITED]


INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
(FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND) (RYIRX)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Russell 2000(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Inverse Russell 2000(R) 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

The Inverse Russell 2000(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

36


[GRAPHIC OMMITED]

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

                                                                   PROSPECTUS 37


[GRAPHIC OMMITED]

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes up.

PERFORMANCE

The Inverse Russell 2000(R) 2x Strategy Fund commenced operations on May 31, 2006 and therefore, it does not have a performance history for a full calendar year.

38


[GRAPHIC OMMITED]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Inverse Russell 2000(R) 2x Strategy Fund.

SHAREHOLDER FEES 1                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
   FUND ASSETS)
     MANAGEMENT FEES                                                       0.90%
     DISTRIBUTION (12b-1) OR SHAREHOLDER SERVICE FEES                      0.25%
     OTHER EXPENSES                                                        0.54%
     TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.69%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H-Class Shares of the Inverse Russell 2000(R) 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   INVERSE RUSSELL 2000(R)
   2X STRATEGY FUND                1 YEAR     3 YEARS    5 YEARS       10 YEARS
   ----------------------------------------------------------------------------
   H-CLASS                          $177       $550        $946         $2,056

                                                                   PROSPECTUS 39


[GRAPHIC OMITTED]

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
INVESTMENTS AND RISKS

Each Dynamic Fund's objective is to provide investment results that match the performance measured on a daily basis of a specific benchmark. The investment objective of each Dynamic Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by each Dynamic Fund is set forth below:


FUND NAME                       BENCHMARK
--------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND        200% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

INVERSE S&P 500                 200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
2X STRATEGY FUND                THE S&P 500(R) INDEX

OTC 2X STRATEGY FUND            200% OF THE PERFORMANCE OF THE NASDAQ 100
                                INDEX(R)

INVERSE OTC 2X                  200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
STRATEGY FUND                   THE NASDAQ 100 INDEX(R)

DOW 2X STRATEGY FUND            200% OF THE PERFORMANCE OF THE DOW JONES
                                INDUSTRIAL AVERAGE(SM)

INVERSE DOW                     200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
2X STRATEGY FUND                THE DOW JONES INDUSTRIAL AVERAGE(SM)

RUSSELL 2000(R)                 200% OF THE PERFORMANCE OF THE RUSSELL 2000(R)
2X STRATEGY FUND                INDEX

INVERSE RUSSELL 2000(R)         200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF
2X STRATEGY FUND                THE RUSSELL 2000(R) INDEX


A BRIEF GUIDE TO THE BENCHMARKS


THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 29, 2006, the S&P 500(R) Index included companies with capitalizations ranging from $1.4 billion to $439 billion.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. As of December 29, 2006, the Nasdaq 100 Index(R) included companies with capitalizations ranging from $3.5 billion to $291.9 billion.

THE DOW JONES INDUSTRIAL AVERAGE(SM). The Dow Jones Industrial Average(SM) is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their

40


[GRAPHIC OMITTED]

respective industries and their stocks are typically widely held by individuals and institutional investors. As of December 29, 2006, the Dow Jones Industrial Average(SM) included companies with capitalizations ranging from $17.4 billion to $439 billion.

THE RUSSELL 2000(R) INDEX. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 29, 2006, the Russell 2000(R) Index included companies with capitalizations ranging from $39 million to $3.1 billion.


--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE


It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:


EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.


Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).


The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 41


[GRAPHIC OMITTED]

ADVISOR'S PORTFOLIO INVESTMENT STRATEGY IN MANAGING THE DYNAMIC FUNDS

In managing the Dynamic Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.


The Advisor pursues the Dynamic Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the performance to inversely correlate to 200% of the performance of the relevant benchmark for the Inverse S&P 500 2x Strategy, Inverse OTC 2x Strategy, Inverse Dow 2x Strategy, and Inverse Russell 2000(R) 2x Strategy Funds.


WHO MAY WANT TO INVEST IN THE RYDEX DYNAMIC FUNDS

The Dynamic Funds may be appropriate for investors who believe that over the long term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index's daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.


The Dynamic Funds may be appropriate for investors who use an investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.

42


[GRAPHIC OMITTED]

The Dynamic Funds may also be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset classes. By utilizing consistently applied leverage, the Funds' portfolio investment strategy can create alternative investment opportunities for strategic asset allocators who seek to match the daily return of the S&P 500(R) Index, Nasdaq 100 Index(R), Dow Jones Industrial Average(SM), or Russell 2000(R) Index because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional Russell 2000(R) Index fund. Alternatively, that same investor could invest half that amount - $25,000 - in the Russell 2000(R) 2x Strategy Fund and target the same daily return. This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

ACTIVE TRADING RISK (ALL FUNDS) - A significant portion of the Funds' assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. High portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds' ability to achieve their respective investment objectives. In certain circumstances, the Funds' expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund's inability to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds need to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

                                                                   PROSPECTUS 43


[GRAPHIC OMITTED]

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

44


[GRAPHIC OMITTED]

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


INDUSTRY CONCENTRATION RISK (OTC 2X STRATEGY AND INVERSE OTC 2X STRATEGY FUNDS)
- None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC 2x Strategy Fund's and the Inverse OTC 2x Strategy Fund's benchmark--the Nasdaq 100 Index(R)--is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

MARKET RISK (ALL FUNDS) -The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

                                                                   PROSPECTUS 45


[GRAPHIC OMITTED]

SHORT SALES RISK (INVERSE S&P 500 2X STRATEGY, INVERSE OTC 2X STRATEGY, INVERSE DOW 2X STRATEGY AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

46


[GRAPHIC OMITTED]

SMALL AND MID-CAPITALIZATION ISSUER RISK (OTC 2X STRATEGY, INVERSE OTC 2X STRATEGY, RUSSELL 2000(R) 2X STRATEGY AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUNDS) - Small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small and medium-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the New York Stock Exchange ("NYSE"), have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt

                                                                   PROSPECTUS 47


[GRAPHIC OMITTED]

near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts or securities.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

48


[GRAPHIC OMITTED]

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions -buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.


If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

o     $1,000 for retirement accounts

o     $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) AND $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

For new IRA accounts, held directly at Rydex, to meet minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 49


[GRAPHIC OMITTED]

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      o Attach a copy of the trust document when establishing a trust account.


      o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.


      o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      o     BE SURE TO SIGN THE APPLICATION.

      o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

50


[GRAPHIC OMITTED]


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
                                 MORNING                  AFTERNOON
METHOD                           CUT-OFF                  CUT-OFF
--------------------------------------------------------------------------------
By Mail                          Not Available            Market Close
--------------------------------------------------------------------------------
By Phone                         10:30 AM Eastern Time    3:45 PM Eastern Time
--------------------------------------------------------------------------------
By Internet                      10:30 AM Eastern Time    3:55 PM Eastern Time
--------------------------------------------------------------------------------
By Financial Intermediary        10:30 AM Eastern Time*   Market Close*
--------------------------------------------------------------------------------

*EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Dynamic Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early - such as on days in advance of holidays generally observed by participants in these markets - the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 51


[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Dynamic Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------


TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

52


[GRAPHIC OMITTED]

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders, or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. You may buy shares and send your purchase proceeds by any of the methods described below:

                                                                   PROSPECTUS 53


[GRAPHIC OMITTED]

----------------------------------------------------------------------------------------
                           INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                    --------------------------------------------------------------------
                    Complete the account               Complete the Rydex investment
                    application that corresponds to    slip included with your quarter-
                    the type of account you are        ly statement or send written
                    opening.                           purchase instructions that
                                                       include:
                    o   MAKE SURE TO DESIGNATE THE
                        RYDEX FUND(S) YOU WANT TO      o   YOUR NAME
                        PURCHASE.
                                                       o   YOUR SHAREHOLDER ACCOUNT
BY MAIL             o   MAKE SURE YOUR INVESTMENT          NUMBER
IRA AND OTHER           MEETS THE ACCOUNT MINIMUM.
RETIREMENT                                             o   THE RYDEX FUND(S) YOU WANT TO
ACCOUNTS REQUIRE                                           PURCHASE.
ADDITIONAL          --------------------------------------------------------------------
PAPERWORK.                      Make your check payable to RYDEX INVESTMENTS.
                    --------------------------------------------------------------------
                              Your check must be drawn on a U.S. bank and payable
                                                  in U.S. Dollars.
                    --------------------------------------------------------------------
CALL RYDEX               Include the name of the Rydex Fund(s) you want to purchase
CLIENT SERVICES                                on your check.
TO REQUEST A
RETIREMENT                  IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
ACCOUNT INVESTOR             PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
APPLICATION KIT.                 RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                                WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                    --------------------------------------------------------------------
                        Mail your application and         Mail your written purchase
                               check to:                  instructions and check to:
                    --------------------------------------------------------------------
                    MAILING ADDRESS:
                    Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850
----------------------------------------------------------------------------------------

54


[GRAPHIC OMITTED]

----------------------------------------------------------------------------------------
                            INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                    --------------------------------------------------------------------
                    Submit new account paperwork,      Be sure to designate in your
                    and then call Rydex to obtain      wire instructions which Rydex
                    your account number.               Fund(s) you want to purchase.

                    o   MAKE SURE TO DESIGNATE THE
                        RYDEX FUND(S) YOU WANT TO
                        PURCHASE.

                    o   MAKE SURE YOUR INVESTMENT
BY WIRE                 MEETS THE ACCOUNT MINIMUM.
RYDEX CLIENT        --------------------------------------------------------------------
SERVICES PHONE      To obtain "same-day credit" (to get that Business Day's NAV) for
NUMBER:             your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND
800.820.0888        PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
OR                  CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
301.296.5406
                    o   Account Number

                    o   Fund Name

                    o   Amount of Wire

                    o   Fed Wire Reference Number (upon request)

                    You will receive a confirmation number to verify that your purchase order has been accepted.

                       IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
                         YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                                    DAY FOLLOWING THE RECEIPT OF THE WIRE.
                    --------------------------------------------------------------------
                    WIRE INSTRUCTIONS:
                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                           IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
                            PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                                 RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                                 WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
----------------------------------------------------------------------------------------

                                                                   PROSPECTUS 55


[GRAPHIC OMITTED]

---------------------------------------------------------------------------------------------
                              INITIAL PURCHASE                    SUBSEQUENT PURCHASES
                    -------------------------------------------------------------------------
                    Submit new account paperwork,           Purchases made via ACH must
                    and then call Rydex to obtain           be a minimum of $50. To
                    your account number. Be sure            make a subsequent purchase
                    to complete the "Electronic             send written purchase instruc-
                    Investing (via ACH)" section.           tions that include:
BY ACH              Then, fax it to Rydex (ONLY
(FAX)               Individual, Joint and                   o   YOUR NAME
                    UGMA/UTMA accounts may
RYDEX FAX           be opened by fax).                      o   YOUR SHAREHOLDER ACCOUNT
NUMBER:                                                         NUMBER
301.296.5103        o   MAKE SURE TO INCLUDE A LETTER OF
                        INSTRUCTION REQUESTING THAT WE      o   THE RYDEX FUND(S) YOU WANT TO
                        PROCESS YOUR PURCHASE BY ACH.           PURCHASE

                    o   MAKE SURE TO DESIGNATE THE          o   ACH BANK INFORMATION (IF NOT
                        RYDEX FUND(S) YOU WANT TO               ON RECORD).
                        PURCHASE.

                    o   MAKE SURE YOUR INVESTMENT
                        MEETS THE ACCOUNT MINIMUM.
---------------------------------------------------------------------------------------------
BY ACH                             Follow the directions on the Rydex web site -
(INTERNET)                                  www.rydexinvestments.com
---------------------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

56


[GRAPHIC OMITTED]

SELLING FUND SHARES
--------------------------------------------------------------------------------


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.


REDEMPTION PROCEDURES


You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                Rydex Investments
                Attn: Ops. Dept.
    MAIL        9601 Blackwell Road, Suite 500
                Rockville, MD 20850
--------------------------------------------------------------------------------
                301.296.5103

    FAX         If you send your redemption order by fax, you must call Rydex
                Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
  TELEPHONE     800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                                                   PROSPECTUS 57


[GRAPHIC OMITTED]

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS


Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.


All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS


To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

58


[GRAPHIC OMITTED]

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares or H-Class Shares of any Rydex Fund for Investor Class Shares or H-Class Shares of any other Rydex Fund, on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES


You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
            Attn: Ops. Dept.
  MAIL      9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5101

   FAX      If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
            Follow the directions on the Rydex web site -
INTERNET    www.rydexinvestments.com
--------------------------------------------------------------------------------


Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number


      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

                                                                   PROSPECTUS 59


[GRAPHIC OMITTED]

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)


You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.


MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of H-Class Shares of any Fund for Investor Class Shares or H-Class Shares (or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your

60


[GRAPHIC OMITTED]

account is established, the Funds may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet,

                                                                   PROSPECTUS 61


[GRAPHIC OMITTED]

you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.


During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.


STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.


RYDEX EXPRESS LINE - 1(800) 717-7776

You can access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.


SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

62


[GRAPHIC OMITTED]

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds' ability to achieve their respective investment objectives.

RIGHTS RESERVED BY THE FUNDS


The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to

                                                                   PROSPECTUS 63


[GRAPHIC OMITTED]

do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS


The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

64


[GRAPHIC OMITTED]

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

                                                                   PROSPECTUS 65


[GRAPHIC OMITTED]

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.


o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.


o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

66


[GRAPHIC OMITTED]

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                     FEE
--------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND ...........................................    0.90%*
INVERSE S&P 500 2X STRATEGY FUND ...................................    0.90%*
OTC 2X STRATEGY FUND ...............................................    0.90%*
INVERSE OTC 2X STRATEGY FUND .......................................    0.90%*
DOW 2X STRATEGY FUND ...............................................    0.90%*
INVERSE DOW 2X STRATEGY FUND .......................................    0.90%*
RUSSELL 2000(R) 2X STRATEGY FUND ...................................    0.90%
INVERSE RUSSELL 2000(R) 2X STRATEGY FUND ...........................    0.90%

*PRIOR TO JANUARY 1, 2007, THE FUNDS PURSUED THEIR INVESTMENT OBJECTIVES INDIRECTLY THROUGH MASTER-FEEDER ARRANGEMENTS, AND THE ADVISORY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE FUNDS DISCONTINUED THE MASTER-FEEDER ARRANGEMENTS, AND, AS A RESULT, THE FUNDS NOW PAY ALL ADVISORY FEES DIRECTLY. THE ADVISORY FEE DID NOT CHANGE AS A RESULT OF THE
DISCONTINUATION OF THE MASTER-FEEDER ARRANGEMENTS.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2006.

                                                                   PROSPECTUS 67


[GRAPHIC OMITTED]

PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse Government Long Bond, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception.

68


[GRAPHIC OMITTED]

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

Mr. Dellapa oversees the creation of the processes used to select investments. Mr. King oversees the day-to-day management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the day-to-day management of the Rydex Funds and reviews the activities of Messrs. King and Dellapa.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                                                   PROSPECTUS 69


[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

70



[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of H-Class Shares. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP,

                                                    NET REALIZED      NET INCREASE
                          NET ASSET                     AND            (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                           VALUE,         NET        UNREALIZED       IN NET ASSET      FROM NET        FROM NET
                          BEGINNING   INVESTMENT   GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED
YEAR ENDED                OF PERIOD      LOSS+      ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND (FORMERLY, DYNAMIC S&P 500 FUND) H-CLASS
   DECEMBER 31, 2006        $38.98      $ (.32)  $       9.62          $     9.30       $   (.79)       $    --
   December 31, 2005         38.13        (.27)          1.53                1.26           (.41)            --
   December 31, 2004         32.43        (.25)          5.95                5.70             --             --
   December 31, 2003         21.18        (.19)         11.44               11.25             --             --
   December 31, 2002++       39.66        (.21)        (18.27)             (18.48)            --             --

INVERSE S&P 500 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC S&P 500 FUND) H-CLASS
   DECEMBER 31, 2006         39.51        (.28)         (6.65)              (6.93)         (1.20)            --
   December 31, 2005         42.13        (.31)         (1.62)              (1.93)          (.69)            --
   December 31, 2004         52.66        (.38)        (10.15)             (10.53)            --             --
   December 31, 2003         93.27        (.56)        (40.05)             (40.61)            --             --
   December 31, 2002         68.39        (.71)         26.33               25.62             --           (.74)

OTC 2X STRATEGY FUND (FORMERLY, DYNAMIC OTC FUND) H-CLASS
   DECEMBER 31, 2006         21.91        (.16)          1.32                1.16             --             --
   December 31, 2005         22.72        (.15)          (.54)               (.69)          (.12)            --
   December 31, 2004         19.81        (.15)          3.06                2.91             --             --
   December 31, 2003         10.11        (.12)         10.24               10.12             --           (.42)
   December 31, 2002         32.06        (.12)        (21.83)             (21.95)            --             --

INVERSE OTC 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC OTC FUND) H-CLASS
   DECEMBER 31, 2006         19.43        (.15)         (1.43)              (1.58)          (.64)            --
   December 31, 2005         20.05        (.16)          (.11)               (.27)          (.35)            --
   December 31, 2004         26.59        (.20)         (6.34)              (6.54)            --             --
   December 31, 2003         71.71        (.31)        (44.81)             (45.12)            --             --
   December 31, 2002         48.87        (.58)         25.41               24.83             --          (1.99)

DOW 2X STRATEGY FUND (FORMERLY, DYNAMIC DOW FUND) H-CLASS
   DECEMBER 31, 2006         24.40        (.21)          7.60                7.39           (.20)            --
   December 31, 2005         25.38        (.16)          (.78)               (.94)          (.01)          (.03)
   December 31, 2004*        25.00        (.14)           .52                 .38             --             --

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- DOW 2X STRATEGY FUND H CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR PERIOD ENDED DECEMBER 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

SS. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                                                   PROSPECTUS 71


[GRAPHIC OMITTED]

whose reports, along with the financial statements and related notes, appear in the Trust's 2006 Annual Reports. The 2006 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2006 Annual Reports are incorporated by reference in the SAI.

                                                                                      RATIOS TO
                                                                                 AVERAGE NET ASSETS:
                                                                         ------------------------------------
                                                                                                                        NET ASSETS,
                                       NET INCREASE NET ASSET                                                             END OF
                                      (DECREASE) IN   VALUE,    TOTAL                                  NET    PORTFOLIO   PERIOD
                            TOTAL       NET ASSET     END OF  INVESTMENT    TOTAL        NET       INVESTMENT TURNOVER    (000'S
                        DISTRIBUTIONS     VALUE       PERIOD    RETURN   EXPENSES SS. EXPENSES SS.    LOSS     RATE***   OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND (FORMERLY, DYNAMIC S&P 500 FUND) H-CLASS
   DECEMBER 31, 2006       $ (.79)       $  8.51     $47.49     23.84%    1.69%        1.69%        (0.77)%       19%     $285,214
   December 31, 2005         (.41)           .85      38.98      3.34%    1.75%        1.67%        (0.73)%       77%      308,677
   December 31, 2004           --           5.70      38.13     17.58%    1.70%        1.70%        (0.77)%      190%      352,125
   December 31, 2003           --          11.25      32.43     53.12%    1.71%        1.71%        (0.77)%      769%      247,115
   December 31, 2002++         --         (18.48)     21.18    (46.60)%   1.75%        1.75%        (0.81)%    1,227%      124,716

INVERSE S&P 500 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC S&P 500 FUND) H-CLASS
   DECEMBER 31, 2006        (1.20)         (8.13)     31.38    (17.50)%   1.69%        1.69%        (0.77)%       --       217,944
   December 31, 2005         (.69)         (2.62)     39.51     (4.53)%   1.76%        1.66%        (0.74)%       --       256,422
   December 31, 2004           --         (10.53)     42.13    (20.00)%   1.70%        1.70%        (0.77)%       --       224,369
   December 31, 2003           --         (40.61)     52.66    (43.54)%   1.71%        1.71%        (0.77)%       --       311,796
   December 31, 2002         (.74)         24.88      93.27     37.48%    1.75%        1.75%        (0.81)%       --       340,962

OTC 2X STRATEGY FUND (FORMERLY, DYNAMIC OTC FUND) H-CLASS
   DECEMBER 31, 2006           --           1.16      23.07      5.29%    1.69%        1.69%        (0.77)%       71%      319,193
   December 31, 2005         (.12)          (.81)     21.91     (3.05)%   1.68%        1.65%        (0.73)%      133%      570,220
   December 31, 2004           --           2.91      22.72     14.69%    1.67%        1.67%        (0.76)%      154%      663,642
   December 31, 2003         (.42)          9.70      19.81    100.09%    1.71%        1.71%        (0.77)%      530%      460,652
   December 31, 2002           --         (21.95)     10.11    (68.47)%   1.75%        1.75%        (0.81)%      298%      162,943

INVERSE OTC 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC OTC FUND) H-CLASS
   DECEMBER 31, 2006         (.64)         (2.22)     17.21     (8.05)%   1.69%        1.69%        (0.77)%       --       340,974
   December 31, 2005         (.35)          (.62)     19.43     (1.25)%   1.66%        1.66%        (0.74)%       --       404,055
   December 31, 2004           --          (6.54)     20.05    (24.60)%   1.70%        1.70%        (0.77)%       --       294,779
   December 31, 2003           --         (45.12)     26.59    (62.92)%   1.71%        1.71%        (0.77)%       --       323,450
   December 31, 2002        (1.99)         22.84      71.71     50.92%    1.75%        1.75%        (0.80)%       --       299,375

DOW 2X STRATEGY FUND (FORMERLY, DYNAMIC DOW FUND) H-CLASS
   DECEMBER 31, 2006         (.20)          7.19      31.59     30.28%    1.69%SS.     1.69%SS.     (0.77)%      341%       57,132
   December 31, 2005         (.04)          (.98)     24.40     (3.71)%   1.65%SS.     1.65%SS.     (0.67)%      410%       33,896
   December 31, 2004*          --            .38      25.38      1.52%    1.65%SS.**   1.65%SS.**   (0.72)%**    796%       37,218

72


[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                       NET REALIZED      NET INCREASE
                         NET ASSET                         AND            (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                          VALUE,          NET           UNREALIZED       IN NET ASSET       FROM NET       FROM NET
                         BEGINNING     INVESTMENT     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT      REALIZED
YEAR ENDED               OF PERIOD   INCOME (LOSS)+   ON SECURITIES    FROM OPERATIONS       INCOME      CAPITAL GAINS
-----------------------------------------------------------------------------------------------------------------------
INVERSE DOW 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC DOW FUND) H-CLASS
   DECEMBER 31, 2006       $45.63        $ (.31)        $ (9.79)          $ (10.10)         $ (.15)         $  --
   December 31, 2005        45.41          (.35)            .78                .43            (.07)          (.14)
   December 31, 2004*       50.00          (.33)          (4.07)             (4.40)             --           (.19)

RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND) H-CLASS
   DECEMBER 31, 2006*       25.00           .10            3.28               3.38            (.05)          (.33)

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND) H-CLASS
   DECEMBER 31, 2006*       50.00           .79           (9.49)             (8.70)           (.57)            --

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- INVERSE DOW 2X STRATEGY FUND H-CLASS; MAY 31, 2006 -- RUSSELL 2000(R) 2X STRATEGY FUND, H-CLASS AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUND H-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

SS. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                                                   PROSPECTUS 73


[GRAPHIC OMITTED]

                                                                                      RATIOS TO
                                                                                 AVERAGE NET ASSETS:
                                                                       ---------------------------------------
                                                                                                                         NET ASSETS,
                                    NET INCREASE  NET ASSET                                                                END OF
                                    (DECREASE) IN  VALUE,     TOTAL                                  NET       PORTFOLIO   PERIOD
                          TOTAL       NET ASSET    END OF   INVESTMENT   TOTAL          NET      INVESTMENT     TURNOVER   (000'S
                      DISTRIBUTIONS     VALUE      PERIOD     RETURN   EXPENSES SS. EXPENSES SS. INCOME (LOSS)   RATE***   OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
INVERSE DOW 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC DOW FUND) H-CLASS
   DECEMBER 31, 2006     $ (.15)      $ (10.25)     $35.38   (22.14)%   1.69%SS.     1.69%SS.      (0.77)%        --      $ 59,603
   December 31, 2005       (.21)           .22       45.63     0.94%    1.67%SS.     1.66%SS.      (0.74)%        --        37,047
   December 31, 2004*      (.19)         (4.59)      45.41    (8.80)%   1.67%SS.**   1.67%SS.**    (0.74)%**      --        17,712

RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND) H-CLASS
   DECEMBER 31, 2006*      (.38)          3.00       28.00    13.53%    1.70%**      1.70%**        0.67%**      221%       60,668

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND) H-CLASS
   DECEMBER 31, 2006*      (.57)         (9.27)      40.73   (17.39)%   1.69%**      1.69%**        2.90%**       --        54,584

74


[GRAPHIC OMITTED]

BENCHMARK INFORMATION
--------------------------------------------------------------------------------


STANDARD & POOR'S, NASDAQ AND DOW JONES & COMPANY (TOGETHER WITH RUSSELL, THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500 AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

                                                                   PROSPECTUS 75


[GRAPHIC OMITTED]

FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 2X STRATEGY AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

76


[GRAPHIC OMITTED]


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED MAY 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.


YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX DYNAMIC FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-09525.

77


[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                   PROSPECTUS 78


[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

[GRAPHIC OMITTED]

[LOGO] RYDEXINVESTMENTS
    ESSENTIAL FOR MODERN MARKETS (R)

    9601 Blackwell Road o Suite 500 o Rockville, MD 20850
    800.820.0888 o www.rydexinvestments.com

    PRO-RDYNH-1-0507x0508

                       -----------------------------------
                       PLEASE SEE THE RYDEX PRIVACY POLICY
                             INSIDE THE BACK COVER.
                       -----------------------------------

[GRAPHIC OMITTED]


                                                             RYDEX DYNAMIC FUNDS
                               A-CLASS AND C-CLASS SHARES PROSPECTUS MAY 1, 2007

                                                        S&P 500 2X STRATEGY FUND
                                                (FORMERLY, DYNAMIC S&P 500 FUND)

                                                INVERSE S&P 500 2X STRATEGY FUND
                                        (FORMERLY, INVERSE DYNAMIC S&P 500 FUND)

                                                            OTC 2X STRATEGY FUND
                                                    (FORMERLY, DYNAMIC OTC FUND)

                                                    INVERSE OTC 2X STRATEGY FUND
                                            (FORMERLY, INVERSE DYNAMIC OTC FUND)

                                                            DOW 2X STRATEGY FUND
                                                    (FORMERLY, DYNAMIC DOW FUND)

                                                    INVERSE DOW 2X STRATEGY FUND
                                            (FORMERLY, INVERSE DYNAMIC DOW FUND)

                                                RUSSELL 2000(R) 2X STRATEGY FUND
                                        (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND)

                                        INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
                                (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND)


                                                         [RYDEXINVESTMENTS LOGO]
                                                Essential for modern markets (R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RYDEX DYNAMIC FUNDS OVERVIEW ..............................................    1
   S&P 500 2X STRATEGY FUND ...............................................    2
   INVERSE S&P 500 2X STRATEGY FUND .......................................    8
   OTC 2X STRATEGY FUND ...................................................   14
   INVERSE OTC 2X STRATEGY FUND ...........................................   20
   DOW 2X STRATEGY FUND ...................................................   26
   INVERSE DOW 2X STRATEGY FUND ...........................................   32
   RUSSELL 2000(R) 2X STRATEGY FUND .......................................   38
   INVERSE RUSSELL 2000(R) 2X STRATEGY FUND ...............................   42
INVESTMENTS AND RISKS .....................................................   47
SHAREHOLDER INFORMATION ...................................................   56
TRANSACTION INFORMATION ...................................................   57
SALES CHARGES .............................................................   59
   A-CLASS SHARES .........................................................   59
   C-CLASS SHARES .........................................................   63
BUYING FUND SHARES ........................................................   63
SELLING FUND SHARES .......................................................   67
EXCHANGING FUND SHARES ....................................................   69
RYDEX ACCOUNT POLICIES ....................................................   70
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   74
DIVIDENDS AND DISTRIBUTIONS ...............................................   75
TAX INFORMATION ...........................................................   75
MANAGEMENT OF THE FUNDS ...................................................   77
FINANCIAL HIGHLIGHTS ......................................................   80
BENCHMARK INFORMATION .....................................................   86
ADDITIONAL INFORMATION ....................................................   88

                       -----------------------------------
                       PLEASE SEE THE RYDEX PRIVACY POLICY
                             INSIDE THE BACK COVER.
                       -----------------------------------

                                                                    PROSPECTUS 1

[GRAPHIC OMITTED]

                               RYDEX DYNAMIC FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


Rydex Dynamic Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, OTC 2x Strategy Fund, Inverse OTC 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000 2x Strategy Fund and the Inverse Russell 2000 2x Strategy Fund (the "Funds" or the "Dynamic Funds").


A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site
- www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2

[GRAPHIC OMITTED]


S&P 500 2X STRATEGY FUND (FORMERLY, DYNAMIC S&P 500 FUND)

--------------------------------------------------------------------------------
A - CLASS (RYTTX)                                              C - CLASS (RYCTX)

FUND OBJECTIVE


The S&P 500 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The S&P 500 2x Strategy Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the S&P 500 2x Strategy Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the S&P 500 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The S&P 500 2x Strategy Fund also may purchase equity securities that are generally within the capitalization range of the S&P 500(R) Index at the time of purchase, although the S&P 500 2x Strategy Fund may purchase equity securities of any capitalization range.


PRINCIPAL RISKS


The S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

                                                                    PROSPECTUS 3

[GRAPHIC OMITTED]

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

4

[GRAPHIC OMITTED]

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PERFORMANCE


The bar chart below shows the performance of the C-Class Shares of the S&P 500 2x Strategy Fund from year to year, and the table below shows the performance of both the A-Class and C-Class Shares as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

S&P 500 2X STRATEGY FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

              2001      2002       2003      2004     2005      2006
            ---------------------------------------------------------
            -34.60%    -47.09%    52.07%    16.72%    2.56%    22.89%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.09% (QUARTER ENDED 06/30/03) AND THE LOWEST RETURN FOR A QUARTER WAS -35.18% (QUARTER ENDED 09/30/02).

                                                                    PROSPECTUS 5

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1

                                                                     SINCE INCEPTION
A-CLASS SHARES                                        PAST 1 YEAR         (09/01/04) 4
--------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                        23.80%             19.99%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                      17.27%             17.04%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                               11.66%             14.82%
S&P 500(R) INDEX 3                                         15.79%             13.33%

                                                                     SINCE INCEPTION
C-CLASS SHARES                          PAST 1 YEAR   PAST 5 YEARS        (11/27/00) 4
--------------------------------------------------------------------------------------
RETURN BEFORE TAXES                          22.89%          3.43%            -5.13%
RETURN AFTER TAXES ON DISTRIBUTIONS 2        22.15%          3.22%            -5.29%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                 14.88%          2.82%            -4.35%
S&P 500(R) INDEX 3                           15.79%          6.19%             2.55%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF SHARE CLASS OPERATIONS.

6

[GRAPHIC OMITTED]

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the S&P 500 2x Strategy Fund.

                                                               A-CLASS   C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
   MAXIMUM SALES CHARGE (LOAD)
      IMPOSED ON PURCHASES
      (AS A PERCENTAGE OF INITIAL PURCHASE PRICE) 2              4.75%     None
   MAXIMUM DEFERRED SALES CHARGE (LOAD)
      (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
      CURRENT MARKET VALUE, WHICHEVER IS LOWER) 3                None      1.00%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) 4
      MANAGEMENT FEES                                            0.90%     0.90%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES          0.25%     1.00%
      OTHER EXPENSES                                             0.53%     0.54%
      TOTAL ANNUAL FUND OPERATING EXPENSES                       1.68%     2.44%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 PRIOR TO JANUARY 1, 2007, THE S&P 500 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE S&P 500 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE S&P 500 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.

                                                                    PROSPECTUS 7

[GRAPHIC OMITTED]

EXAMPLE


This Example is intended to help you compare the cost of investing in the A-Class Shares or C-Class Shares of the S&P 500 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   S&P 500 2X
   STRATEGY FUND                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -----------------------------------------------------------------------------
   A-CLASS SHARES                           $643     $996      $1,371    $2,422

   C-CLASS SHARES

      IF YOU SELL YOUR
      SHARES AT THE END
      OF THE PERIOD:                        $356     $787      $1,345    $2,862

      IF YOU DO NOT SELL
      YOUR SHARES AT THE
      END OF THE PERIOD:                    $256     $787      $1,345    $2,862

8

[GRAPHIC OMITTED]


INVERSE S&P 500 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC S&P 500 FUND)

--------------------------------------------------------------------------------
A - CLASS (RYTMX)                                              C - CLASS (RYCBX)

FUND OBJECTIVE


The Inverse S&P 500 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Inverse S&P 500 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales and futures and options contracts enable the Inverse S&P 500 2x Strategy Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse S&P 500 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


PRINCIPAL RISKS


The Inverse S&P 500 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested

                                                                    PROSPECTUS 9

[GRAPHIC OMITTED]

directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

10

[GRAPHIC OMITTED]

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes up.

PERFORMANCE


The bar chart below shows the performance of the C-Class Shares of the Inverse S&P 500 2x Strategy Fund from year to year, and the table below shows the performance of both the A-Class and C-Class Shares as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE S&P 500 2X STRATEGY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                   2002       2003      2004       2005     2006
                  ------------------------------------------------
                  36.54%    -43.98%    -20.67%    -5.28%   -18.12%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.79% (QUARTER ENDED 09/30/02) AND THE LOWEST RETURN FOR A QUARTER WAS -26.44% (QUARTER ENDED 06/30/03).

                                                                   PROSPECTUS 11

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1

                                                                     SINCE INCEPTION
A-CLASS SHARES                                         PAST 1 YEAR        (09/01/04) 4
--------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                        -17.46%           -16.83%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                      -22.41%           -19.22%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                               -13.90%           -15.77%
S&P 500(R) INDEX 3                                          15.79%            13.33%

                                                                     SINCE INCEPTION
C-CLASS SHARES                          PAST 1 YEAR   PAST 5 YEARS        (03/01/01) 4
--------------------------------------------------------------------------------------
RETURN BEFORE TAXES                         -18.12%        -13.99%           -10.50%
RETURN AFTER TAXES ON DISTRIBUTIONS 2       -19.24%        -14.39%           -10.86%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                -11.79%        -11.44%            -8.68%
S&P 500(R) INDEX 3                           15.79%          6.19%             3.79%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF SHARE CLASS OPERATIONS.

12

[GRAPHIC OMITTED]

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Inverse S&P 500 2x Strategy Fund.

                                                               A-CLASS   C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
   MAXIMUM SALES CHARGE (LOAD)
      IMPOSED ON PURCHASES
      (AS A PERCENTAGE OF INITIAL PURCHASE PRICE) 2              4.75%     None
   MAXIMUM DEFERRED SALES CHARGE (LOAD)
      (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
      CURRENT MARKET VALUE, WHICHEVER IS LOWER) 3                None      1.00%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) 4
      MANAGEMENT FEES                                            0.90%     0.90%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES          0.25%     1.00%
      OTHER EXPENSES                                             0.54%     0.53%
      TOTAL ANNUAL FUND OPERATING EXPENSES                       1.69%     2.43%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 PRIOR TO JANUARY 1, 2007, THE INVERSE S&P 500 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE INVERSE S&P 500 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE INVERSE S&P 500 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.

                                                                   PROSPECTUS 13

[GRAPHIC OMITTED]

EXAMPLE


This Example is intended to help you compare the cost of investing in the A-Class Shares or C-Class Shares of the Inverse S&P 500 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   INVERSE S&P 500
   2X STRATEGY FUND                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
   -----------------------------------------------------------------------------
   A-CLASS SHARES                           $644     $999      $1,376    $2,433

   C-CLASS SHARES

      IF YOU SELL YOUR
      SHARES AT THE END
      OF THE PERIOD:                        $355     $784      $1,340    $2,852

      IF YOU DO NOT SELL
      YOUR SHARES AT THE
      END OF THE PERIOD:                    $255     $784      $1,340    $2,852

14

[GRAPHIC OMITTED]


OTC 2X STRATEGY FUND (FORMERLY, DYNAMIC OTC FUND)

--------------------------------------------------------------------------------
A-CLASS (RYVLX)                                                  C-CLASS (RYCCX)

FUND OBJECTIVE


The OTC 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The OTC 2x Strategy Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, and futures and options contracts enable the OTC 2x Strategy Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the OTC 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The OTC 2x Strategy Fund also may purchase equity securities that are generally within the capitalization range of the Nasdaq 100 Index(R) at the time of purchase, although the OTC 2x Strategy Fund may purchase equity securities of any capitalization range.


PRINCIPAL RISKS


The OTC 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

                                                                   PROSPECTUS 15

[GRAPHIC OMITTED]

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

16

[GRAPHIC OMITTED]

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TECHNOLOGY COMPANY CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes down.

PERFORMANCE


The bar chart below shows the performance of the C-Class Shares of the OTC 2x Strategy Fund from year to year, and the table below shows the performance of both the A-Class and C-Class Shares as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 17

[GRAPHIC OMITTED]

OTC 2X STRATEGY FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

              2001       2002       2003      2004      2005      2006
             ----------------------------------------------------------
             -69.90%    -69.19%    98.54%    13.76%    -3.89%     4.55%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 73.85% (QUARTER ENDED 12/31/01) AND THE LOWEST RETURN FOR A QUARTER WAS -62.97% (QUARTER ENDED 09/30/01).

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1

                                                                       SINCE INCEPTION
A-CLASS SHARES                                          PAST 1 YEAR         (09/01/04) 4
----------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                           5.34%            15.04%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                         0.35%            12.59%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                                  0.23%            10.84%
NASDAQ 100 INDEX(R) 3                                         7.29%            10.98%

                                                                       SINCE INCEPTION
C-CLASS SHARES                            PAST 1 YEAR   PAST 5 YEARS        (11/20/00) 4
----------------------------------------------------------------------------------------
RETURN BEFORE TAXES                             4.55%         -6.90%          -27.72%
RETURN AFTER TAXES ON DISTRIBUTIONS 2           4.55%         -7.08%          -27.84%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                    2.95%         -5.84%          -19.48%
NASDAQ 100 INDEX(R) 3                           7.29%          2.18%           -7.30%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

18

[GRAPHIC OMITTED]

3 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF SHARE CLASS OPERATIONS.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the OTC 2x Strategy Fund.

                                                                A-CLASS  C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
   MAXIMUM SALES CHARGE (LOAD)
      IMPOSED ON PURCHASES
      (AS A PERCENTAGE OF INITIAL PURCHASE PRICE) 2              4.75%    None
   MAXIMUM DEFERRED SALES CHARGE (LOAD)
      (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
      CURRENT MARKET VALUE, WHICHEVER IS LOWER) 3                None     1.00%
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) 4
   MANAGEMENT FEES                                               0.90%    0.90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER
      SERVICE FEES                                               0.25%    1.00%
   OTHER EXPENSES                                                0.54%    0.53%
   TOTAL ANNUAL FUND OPERATING EXPENSES                          1.69%    2.43%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 PRIOR TO JANUARY 1, 2007, THE OTC 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE OTC 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE OTC 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.

                                                                   PROSPECTUS 19

[GRAPHIC OMITTED]

EXAMPLE


This Example is intended to help you compare the cost of investing in the A-Class Shares or C-Class Shares of the OTC 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    OTC 2X
    STRATEGY FUND                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    ----------------------------------------------------------------------
    A-CLASS SHARES                    $644      $999    $1,376     $2,433

    C-CLASS SHARES

       IF YOU SELL YOUR
       SHARES AT THE END
       OF THE PERIOD:                 $355      $784    $1,340     $2,852

       IF YOU DO NOT SELL
       YOUR SHARES AT THE
       END OF THE PERIOD:             $255      $784    $1,340     $2,852

20

[GRAPHIC OMITTED]


INVERSE OTC 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC OTC FUND)

--------------------------------------------------------------------------------
A-CLASS (RYVTX)                                                  C-CLASS (RYCDX)

FUND OBJECTIVE


The Inverse OTC 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Inverse OTC 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse OTC 2x Strategy Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse OTC 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


PRINCIPAL RISKS


The Inverse OTC 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested

                                                                   PROSPECTUS 21

[GRAPHIC OMITTED]

directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The

22

[GRAPHIC OMITTED]

Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TECHNOLOGY COMPANY CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes up.

PERFORMANCE


The bar chart below shows the performance of the C-Class Shares of the Inverse OTC 2x Strategy Fund from year to year, and the table below shows the performance of both the A-Class and C-Class Shares as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 23

[GRAPHIC OMITTED]

INVERSE OTC 2X STRATEGY FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          2002          2003         2004         2005           2006
         -------------------------------------------------------------
         50.09%       -63.21%      -25.20%       -2.00%         -8.69%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 66.50% (QUARTER ENDED 06/30/02) AND THE LOWEST RETURN FOR A QUARTER WAS -37.17% (QUARTER ENDED 12/31/02).

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1

                                                                       SINCE INCEPTION
A-CLASS SHARES                                           PAST 1 YEAR        (09/01/04) 4
----------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                           -8.04%           -17.09%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                        -13.54%           -19.49%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                                  -8.09%           -15.99%
NASDAQ 100 INDEX(R) 3                                          7.29%            10.98%

                                                                       SINCE INCEPTION
C-CLASS SHARES                            PAST 1 YEAR   PAST 5 YEARS        (03/08/01) 4
----------------------------------------------------------------------------------------
RETURN BEFORE TAXES                            -8.69%        -18.05%           -18.14%
RETURN AFTER TAXES ON DISTRIBUTIONS 2          -9.91%        -18.56%           -18.58%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                   -5.67%        -14.37%           -14.14%
NASDAQ 100 INDEX(R) 3                           7.29%          2.18%            -1.67%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

24

[GRAPHIC OMITTED]

3 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON NASDAQ. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF SHARE CLASS OPERATIONS.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Inverse OTC 2x Strategy Fund.

                                                               A-CLASS   C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
   MAXIMUM SALES CHARGE (LOAD)
      IMPOSED ON PURCHASES
      (AS A PERCENTAGE OF INITIAL PURCHASE PRICE) 2             4.75%     None
   MAXIMUM DEFERRED SALES CHARGE (LOAD)
      (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
      CURRENT MARKET VALUE, WHICHEVER IS LOWER) 3               None      1.00%
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) 4
   MANAGEMENT FEES                                              0.90%     0.90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER
      SERVICE FEES                                              0.25%     1.00%
   OTHER EXPENSES                                               0.54%     0.54%
   TOTAL ANNUAL FUND OPERATING EXPENSES                         1.69%     2.44%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 PRIOR TO JANUARY 1, 2007, THE INVERSE OTC 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE INVERSE OTC 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE INVERSE OTC 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.


EXAMPLE


This Example is intended to help you compare the cost of investing in the A-Class Shares or C-Class Shares of the Inverse OTC 2x Strategy Fund with the cost of investing in other mutual funds.

                                                                   PROSPECTUS 25

[GRAPHIC OMITTED]

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    INVERSE OTC
    2X STRATEGY FUND                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
    ----------------------------------------------------------------------
    A-CLASS SHARES                    $644      $999     $1,376    $2,433

    C-CLASS SHARES

       IF YOU SELL YOUR
       SHARES AT THE END
       OF THE PERIOD:                 $356      $787     $1,345    $2,862

       IF YOU DO NOT SELL
       YOUR SHARES AT THE
       END OF THE PERIOD:             $256      $787     $1,345    $2,862

26


[GRAPHIC OMITTED]


DOW 2X STRATEGY FUND (FORMERLY, DYNAMIC DOW FUND)

--------------------------------------------------------------------------------
A-CLASS (RYLDX)                                                  C-CLASS (RYCYX)

FUND OBJECTIVE


The Dow 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average(SM) (the "underlying index").


If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Dow 2x Strategy Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Dow 2x Strategy Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dow 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dow 2x Strategy Fund also may purchase equity securities that are generally within the capitalization range of the Dow Jones Industrial Average(SM) at the time of purchase, although the Dow 2x Strategy Fund may purchase equity securities of any capitalization range.


PRINCIPAL RISKS


The Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose

                                                                   PROSPECTUS 27


[GRAPHIC OMITTED]

the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near

28


[GRAPHIC OMITTED]

the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average(SM) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average(SM) goes down.

PERFORMANCE


The bar chart below shows the performance of the C-Class Shares of the Dow 2x Strategy Fund from year to year, and the table below shows the performance of both the A-Class and C-Class Shares as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

DOW 2X STRATEGY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           2005                   2006
                          -----------------------------
                          -4.44%                 29.29%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 12.75% (QUARTER ENDED 12/31/06) AND THE LOWEST RETURN FOR A QUARTER WAS -5.79% (QUARTER ENDED 03/31/05).

                                                                   PROSPECTUS 29

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1

                                                               SINCE INCEPTION
A-CLASS SHARES                               PAST 1 YEAR             09/01/04) 4
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                30.21%                15.53%
RETURN AFTER TAXES ON DISTRIBUTIONS 2              23.73%                13.03%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                       15.60%                11.24%
DOW JONES INDUSTRIAL AVERAGE(SM) 3                 19.05%                11.64%

                                                               SINCE INCEPTION
C-CLASS SHARES                               PAST 1 YEAR            (02/20/04) 4
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                29.29%                 8.00%
RETURN AFTER TAXES ON DISTRIBUTIONS 2              29.01%                 7.90%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                       19.04%                 6.81%
DOW JONES INDUSTRIAL AVERAGE(SM) 3                 19.05%                 8.14%

1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

3 THE DOW JONES INDUSTRIAL AVERAGE(SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES & COMPANY, INC. ("DOW JONES") AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

4     INCEPTION DATE REFLECTS COMMENCEMENT OF SHARE CLASS OPERATIONS.

30


[GRAPHIC OMITTED]

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Dow 2x Strategy Fund.

                                                              A-CLASS   C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
      MAXIMUM SALES CHARGE (LOAD)
        IMPOSED ON PURCHASES
        (AS A PERCENTAGE OF INITIAL PURCHASE PRICE) 2            4.75%     None
      MAXIMUM DEFERRED SALES CHARGE (LOAD)
        (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
        CURRENT MARKET VALUE, WHICHEVER IS LOWER) 3              None      1.00%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) 4
      MANAGEMENT FEES                                            0.90%     0.90%
      DISTRIBUTION (12b-1) AND SHAREHOLDER
        SERVICE FEES                                             0.25%     1.00%
      OTHER EXPENSES                                             0.54%     0.54%
      TOTAL ANNUAL FUND OPERATING EXPENSES                       1.69%     2.44%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 PRIOR TO JANUARY 1, 2007, THE DOW 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE DOW 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE DOW 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.

                                                                   PROSPECTUS 31

[GRAPHIC OMITTED]

EXAMPLE


This Example is intended to help you compare the cost of investing in the A-Class Shares or C-Class Shares of the Dow 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

DOW 2X STRATEGY FUND                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
A-CLASS SHARES                           $644      $999       $1,376     $2,433

C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                        $356      $787       $1,345     $2,862

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                    $256      $787       $1,345     $2,862

32

[GRAPHIC OMITTED]


INVERSE DOW 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC DOW FUND)

--------------------------------------------------------------------------------
A - CLASS(RYIDX)                                                C - CLASS(RYCZX)

FUND OBJECTIVE


The Inverse Dow 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average(SM) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Inverse Dow 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dow 2x Strategy Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dow 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


PRINCIPAL RISKS


The Inverse Dow 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested

                                                                   PROSPECTUS 33

[GRAPHIC OMITTED]

directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

34

[GRAPHIC OMITTED]

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.


INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average(SM) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average(SM) goes up.

PERFORMANCE


The bar chart below shows the performance of the C-Class Shares of the Inverse Dow 2x Strategy Fund from year to year, and the table below shows the performance of both the A-Class and C-Class Shares as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE DOW 2X STRATEGY FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2005        2006
                               ------------------
                                0.12%     -22.69%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 4.70% (QUARTER ENDED 03/31/05) AND THE LOWEST RETURN FOR A QUARTER WAS -10.67% (QUARTER ENDED 12/31/06).

                                                                   PROSPECTUS 35

[GRAPHIC OMITTED]

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006) 1
                                                               SINCE INCEPTION
A-CLASS SHARES                                   PAST 1 YEAR        (09/01/04) 4
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                   -22.14%           -14.75%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                 -25.95%           -16.65%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                          -16.80%           -13.82%
DOW JONES INDUSTRIAL AVERAGE(SM) 3                     19.05%            11.64%

                                                               SINCE INCEPTION
C-CLASS SHARES                                   PAST 1 YEAR        (02/20/04) 4
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                                   -22.69%           -11.66%
RETURN AFTER TAXES ON DISTRIBUTIONS 2                 -22.81%           -11.79%
RETURN AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES 2                          -14.75%            -9.78%
DOW JONES INDUSTRIAL AVERAGE(SM) 3                     19.05%             8.14%

 1 THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

 2 AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURN AFTER TAXES ON DISTRIBUTIONS ASSUMES A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUMES ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

 3 THE DOW JONES INDUSTRIAL AVERAGE(SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

 4    INCEPTION DATE REFLECTS COMMENCEMENT OF SHARE CLASS OPERATIONS.

36

[GRAPHIC OMITTED]

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Inverse Dow 2x Strategy Fund.

                                                             A-CLASS   C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
   INVESTMENT) 1
   MAXIMUM SALES CHARGE (LOAD)
      IMPOSED ON PURCHASES
      (AS A PERCENTAGE OF INITIAL PURCHASE PRICE) 2             4.75%     None
   MAXIMUM DEFERRED SALES CHARGE (LOAD)
      (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
      CURRENT MARKET VALUE, WHICHEVER IS LOWER) 3               None      1.00%
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) 4
   MANAGEMENT FEES                                              0.90%     0.90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER
      SERVICE FEES                                              0.25%     1.00%
   OTHER EXPENSES                                               0.54%     0.54%
   TOTAL ANNUAL FUND OPERATING EXPENSES                         1.69%     2.44%

 1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

 2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

 3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

 4 PRIOR TO JANUARY 1, 2007, THE INVERSE DOW 2X STRATEGY FUND PURSUED ITS INVESTMENT OBJECTIVE INDIRECTLY THROUGH A MASTER-FEEDER ARRANGEMENT, AND THE ADVISORY AND CUSTODY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE INVERSE DOW 2X STRATEGY FUND DISCONTINUED THE MASTER-FEEDER ARRANGEMENT, AND, AS A RESULT, THE INVERSE DOW 2X STRATEGY FUND NOW PAYS ALL APPLICABLE FUND OPERATING EXPENSES DIRECTLY.

                                                                   PROSPECTUS 37

[GRAPHIC OMITTED]

EXAMPLE


This Example is intended to help you compare the cost of investing in the A-Class Shares or C-Class Shares of the Inverse Dow 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

INVERSE DOW 2X
STRATEGY FUND                         1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
A-CLASS SHARES                         $644        $999      $1,376      $2,433

C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                      $356        $787      $1,345      $2,862

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                  $256        $787      $1,345      $2,862

38

[GRAPHIC OMITTED]


RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND)
--------------------------------------------------------------------------------
A-CLASS (RYRUX)                                                  C-CLASS (RYRLX)

FUND OBJECTIVE

The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) 2x Strategy Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities that are generally within the capitalization range of the Russell 2000(R) Index at the time of purchase, although the Fund may purchase equity securities of any capitalization range.

PRINCIPAL RISKS

The Russell 2000(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested

                                                                   PROSPECTUS 39

[GRAPHIC OMITTED]

directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

40

[GRAPHIC OMITTED]

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PERFORMANCE

The Russell 2000(R) 2x Strategy Fund commenced operations on May 31, 2006 and therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Russell 2000(R) 2x Strategy Fund.

                                                               A-CLASS  C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
   MAXIMUM SALES CHARGE (LOAD)
     IMPOSED ON PURCHASES
     (AS A PERCENTAGE OF INITIAL PURCHASE PRICE) 2                4.75%    None
   MAXIMUM DEFERRED SALES CHARGE (LOAD)
     (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
     CURRENT MARKET VALUE, WHICHEVER IS LOWER) 3                  None     1.00%
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                0.90%    0.90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER
     SERVICE FEES                                                 0.25%    1.00%
   OTHER EXPENSES                                                 0.54%    0.54%
   TOTAL ANNUAL FUND OPERATING EXPENSES                           1.69%    2.44%

                                                                   PROSPECTUS 41

[GRAPHIC OMITTED]

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the A-Class Shares or C-Class Shares of the Russell 2000(R) 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RUSSELL 2000(R) 2X
STRATEGY FUND                         1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
A-CLASS SHARES                         $644       $999       $1,376      $2,433

C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                      $356       $787       $1,345      $2,862

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                  $256       $787       $1,345      $2,862

42


[GRAPHIC OMITTED]

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND
(FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND)
--------------------------------------------------------------------------------
A-CLASS (RYIUX)                                                  C-CLASS (RYIZX)

FUND OBJECTIVE

The Inverse Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Russell 2000(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Inverse Russell 2000(R) 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

The Inverse Russell 2000(R) 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

                                                                   PROSPECTUS 43

[GRAPHIC OMITTED]

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

44

[GRAPHIC OMITTED]

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes up.

PERFORMANCE

The Inverse Russell 2000(R) 2x Strategy Fund commenced operations on May 31, 2006 and therefore, it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 45

[GRAPHIC OMITTED]

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Inverse Russell 2000(R) 2x Strategy Fund.

                                                              A-CLASS   C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
   MAXIMUM SALES CHARGE (LOAD)
     IMPOSED ON PURCHASES
     (AS A PERCENTAGE OF INITIAL PURCHASE PRICE) 2                4.75%    None
   MAXIMUM DEFERRED SALES CHARGE (LOAD)
     (AS A PERCENTAGE OF INITIAL PURCHASE PRICE OR
     CURRENT MARKET VALUE, WHICHEVER IS LOWER) 3                  None     1.00%
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                0.90%    0.90%
   DISTRIBUTION (12b-1) AND SHAREHOLDER
     SERVICE FEES                                                 0.25%    1.00%
   OTHER EXPENSES                                                 0.61%    0.53%
   TOTAL ANNUAL FUND OPERATING EXPENSES                           1.76%    2.43%

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

46

[GRAPHIC OMITTED]

EXAMPLE

This Example is intended to help you compare the cost of investing in the A-Class Shares or C-Class Shares of the Inverse Russell 2000(R) 2x Strategy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

INVERSE RUSSELL 2000(R)
2X STRATEGY FUND                      1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
A-CLASS SHARES                         $651      $1,020      $1,412      $2,507

C-CLASS SHARES

   IF YOU SELL YOUR
   SHARES AT THE END
   OF THE PERIOD:                      $355        $784      $1,340      $2,852

   IF YOU DO NOT SELL
   YOUR SHARES AT THE
   END OF THE PERIOD:                  $255        $784      $1,340      $2,852

                                                                   PROSPECTUS 47

[GRAPHIC OMITTED]

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
INVESTMENTS AND RISKS

Each Dynamic Fund's objective is to provide investment results that match the performance measured on a daily basis of a specific benchmark. The investment objective of each Dynamic Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by each Dynamic Fund is set forth below:


FUND NAME                     BENCHMARK
--------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND      200% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

INVERSE S&P 500               200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE
2X STRATEGY FUND              S&P 500(R) INDEX

OTC 2X STRATEGY FUND          200% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)

INVERSE OTC                   200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE
2X STRATEGY FUND              NASDAQ 100 INDEX(R)

DOW 2X STRATEGY FUND          200% OF THE PERFORMANCE OF THE DOW JONES
                              INDUSTRIAL  AVERAGE(SM)

INVERSE DOW                   200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE
2X STRATEGY FUND              DOW JONES INDUSTRIAL AVERAGE(SM)

RUSSELL 2000(R)               200% OF THE PERFORMANCE OF THE RUSSELL 2000(R)
2X STRATEGY FUND              INDEX

INVERSE RUSSELL 2000(R)       200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE
2X STRATEGY FUND              RUSSELL 2000(R) INDEX


A BRIEF GUIDE TO THE BENCHMARKS


THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 29, 2006, the S&P 500(R) Index included companies with capitalizations ranging from $1.4 billion to $439 billion.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. As of December 29, 2006, the Nasdaq 100 Index(R) included companies with capitalizations ranging from $3.5 billion to $291.9 billion.

48

[GRAPHIC OMITTED]

THE DOW JONES INDUSTRIAL AVERAGE(SM). The Dow Jones Industrial Average(SM) is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. As of December 29, 2006, the Dow Jones Industrial Average(SM) included companies with capitalizations ranging from $17.4 billion to $439 billion.

THE RUSSELL 2000(R) INDEX. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 29, 2006, the Russell 2000(R) Index included companies with capitalizations ranging from $39 million to $3.1 billion.


--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE


It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:


EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.


Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 49

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------

ADVISOR'S PORTFOLIO INVESTMENT STRATEGY IN MANAGING THE DYNAMIC FUNDS

In managing the Dynamic Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.


The Advisor pursues the Dynamic Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the performance to inversely correlate to 200% of the performance of the relevant benchmark for the Inverse S&P 500 2x Strategy, Inverse OTC 2x Strategy, Inverse Dow 2x Strategy, and Inverse Russell 2000(R) 2x Strategy Funds.


WHO MAY WANT TO INVEST IN THE RYDEX DYNAMIC FUNDS

The Dynamic Funds may be appropriate for investors who believe that over the long term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index's daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

50

[GRAPHIC OMITTED]

The Dynamic Funds may be appropriate for investors who use an investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.


The Dynamic Funds may also be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset classes. By utilizing consistently applied leverage, the Funds' portfolio investment strategy can create alternative investment opportunities for strategic asset allocators who seek to match the daily return of the S&P 500(R) Index, Nasdaq 100 Index(R), Dow Jones Industrial Average(SM), or Russell 2000(R) Index because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional Russell 2000(R) Index fund. Alternatively, that same investor could invest half that amount - $25,000 - in the Russell 2000(R) 2x Strategy Fund and target the same daily return. This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares.

ACTIVE TRADING RISK (ALL FUNDS) - A significant portion of the Funds' assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. High portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds' ability to achieve their respective investment objectives. In certain circumstances, the Funds'

                                                                   PROSPECTUS 51

[GRAPHIC OMITTED]

expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund's inability to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds need to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.


FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by funds that do not use futures contracts and options.

52

[GRAPHIC OMITTED]

      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


INDUSTRY CONCENTRATION RISK (OTC 2X STRATEGY AND INVERSE OTC 2X STRATEGY FUNDS)
- None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC 2x Strategy Fund's and the Inverse OTC 2x Strategy Fund's benchmark--the Nasdaq 100 Index(R)--is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

MARKET RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

                                                                   PROSPECTUS 53

[GRAPHIC OMITTED]

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

SHORT SALES RISK (INVERSE S&P 500 2X STRATEGY, INVERSE OTC 2X STRATEGY, INVERSE DOW 2X STRATEGY AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest

54

[GRAPHIC OMITTED]

earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MID-CAPITALIZATION ISSUER RISK (OTC 2X STRATEGY, INVERSE OTC 2X STRATEGY, RUSSELL 2000(R) 2X STRATEGY AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUNDS) - Small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small and medium-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.


SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


TRACKING ERROR RISK (ALL FUNDS) - Tracking error risk refers to the risk that the Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the New York Stock Exchange ("NYSE"), have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM),

                                                                   PROSPECTUS 55

[GRAPHIC OMITTED]

may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts or securities.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

56

[GRAPHIC OMITTED]

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION


A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.


OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions
- buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.


If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

o     $1,000 for retirement accounts

o     $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Purchases of C-Class Shares of the Funds requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Funds.

Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 57

[GRAPHIC OMITTED]

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o     Attach a copy of the trust document when establishing a trust account.


o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.


o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o     BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

58

[GRAPHIC OMITTED]

                                  MORNING                  AFTERNOON
METHOD                            CUT-OFF                  CUT-OFF
--------------------------------------------------------------------------------
By Mail                           Not Available            Market Close
--------------------------------------------------------------------------------
By Phone                          10:30 AM Eastern Time    3:45 PM Eastern Time
--------------------------------------------------------------------------------
By Internet                       10:30 AM Eastern Time    3:55 PM Eastern Time
--------------------------------------------------------------------------------
By Financial Intermediary         10:30 AM Eastern Time*   Market Close*
--------------------------------------------------------------------------------

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.


EARLY TRANSACTION CUT-OFF TIMES


On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Dynamic Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the exchange or market where a Fund's securities or other investments are primarily traded closes early - such as on days in advance of holidays generally observed by participants in these markets - the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Dynamic Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 59

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------


TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY


If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.


SALES CHARGES
--------------------------------------------------------------------------------

A-CLASS SHARES


A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales

60

[GRAPHIC OMITTED]

charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                    SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                   OFFERING PRICE      NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                          4.75%                  4.99%
--------------------------------------------------------------------------------
$100,000 but less than $250,000             3.75%                  3.90%
--------------------------------------------------------------------------------
$250,000 but less than $500,000             2.75%                  2.83%
--------------------------------------------------------------------------------
$500,000 but less than $1,000,000           1.60%                  1.63%
--------------------------------------------------------------------------------
$1,000,000 or greater                         *                     *
--------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.


HOW TO REDUCE YOUR SALES CHARGE


You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund and existing holdings of A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Fund with A-Class Shares of any other Fund to

                                                                   PROSPECTUS 61

[GRAPHIC OMITTED]

            reduce the sales charge rate that applies to purchases of each Fund's A-Class Shares. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

      o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.


      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

62

[GRAPHIC OMITTED]


      o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

      o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

      o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).


SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:


      o Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund.

      o     A-Class Shares purchased by reinvesting dividends and distributions.

      o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

                                                                   PROSPECTUS 63

[GRAPHIC OMITTED]

C-CLASS SHARES


You can buy C-Class Shares at the offering price, which is the net asset value per share, without any up-front sales charge so that the full amount of your purchase is invested in the Funds. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.


WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:


      o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder;

      o on the first 10% of Shares that are sold within 12 months of purchase; and

      o resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.


The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send

64

[GRAPHIC OMITTED]

purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. You may buy shares and send your purchase proceeds by any of the methods described below:

------------------------------------------------------------------------------------------------------------------
                                 INITIAL PURCHASE                               SUBSEQUENT PURCHASES
                    ----------------------------------------------------------------------------------------------
                    Complete the account application that         Complete the Rydex investment slip included with
                    corresponds to the type of account you are    your quarterly statement or send written
                    opening.                                      purchase instructions that include:

                    o     MAKE SURE TO DESIGNATE THE RYDEX        o     YOUR NAME
                          FUND(S) YOU WANT TO PURCHASE.
                                                                  o     YOUR SHAREHOLDER ACCOUNT NUMBER
BY MAIL             o     MAKE SURE YOUR INVESTMENT MEETS THE
IRA AND OTHER             ACCOUNT MINIMUM.                        o     THE RYDEX FUND(S) YOU WANT TO PURCHASE.
RETIREMENT          ----------------------------------------------------------------------------------------------
ACCOUNTS REQUIRE                             Make your check payable to RYDEX INVESTMENTS.
ADDITIONAL          ----------------------------------------------------------------------------------------------
PAPERWORK.                       Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
                    ----------------------------------------------------------------------------------------------
CALL RYDEX                        Include the name of the Rydex Fund(s) you want to purchase on your check.
CLIENT SERVICES
TO REQUEST A                             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
RETIREMENT                                 PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
ACCOUNT INVESTOR                                RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
APPLICATION KIT.                               WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                    ----------------------------------------------------------------------------------------------
                             Mail your application and                       Mail your written purchase
                                     check to:                               instructions and check to:
                    ----------------------------------------------------------------------------------------------
                    MAILING ADDRESS:
                    Rydex Investments
                    Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------

                                                                   PROSPECTUS 65

[GRAPHIC OMITTED]

------------------------------------------------------------------------------------------------------------------
                                 INITIAL PURCHASE                               SUBSEQUENT PURCHASES
                    ----------------------------------------------------------------------------------------------
                    Submit new account paperwork, and then        Be sure to designate in your wire instructions
                    call Rydex to obtain your account number.     the Rydex Fund(s) you want to purchase.

                    o     MAKE SURE TO DESIGNATE THE RYDEX
                          FUND(S) YOU WANT TO PURCHASE.

                    o     MAKE SURE YOUR INVESTMENT  MEETS THE
BY WIRE                   ACCOUNT MINIMUM.
RYDEX CLIENT        ----------------------------------------------------------------------------------------------
SERVICES PHONE      To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST
NUMBER:             CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
800.820.0888        CUTOFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
OR
301.296.5406        o     Account Number

                    o     Fund Name

                    o     Amount of Wire

                    o     Fed Wire Reference Number (upon request)

                    You will receive a confirmation number to verify that your purchase order has been accepted.

                                   IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE,
                                     YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS
                                                DAY FOLLOWING THE RECEIPT OF THE WIRE.

                    ----------------------------------------------------------------------------------------------
                    WIRE INSTRUCTIONS:
                    U.S. Bank
                    Cincinnati, OH
                    Routing Number: 0420-00013
                    For Account of: Rydex Investments
                    Account Number: 48038-9030
                    [Your Name]
                    [Your shareholder account number]

                                         IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                                           PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                                                RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                                               WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
------------------------------------------------------------------------------------------------------------------

66

[GRAPHIC OMITTED]

------------------------------------------------------------------------------------------------------------------
                                 INITIAL PURCHASE                               SUBSEQUENT PURCHASES
                    ----------------------------------------------------------------------------------------------
                    Submit new account paperwork, and then        Purchases made via ACH must be a minimum of $50.
                    call Rydex to obtain your account number.     To make a subsequent purchase, send  written
                    Be sure to complete the "Electronic           purchase instructions that include:
                    Investing (via ACH)" section.
                    Then, fax it to Rydex (ONLY Individual,       o     YOUR NAME
BY ACH              Joint and UGMA/UTMA accounts may  be
(FAX)               opened by fax).                               o     YOUR SHAREHOLDER ACCOUNT NUMBER

RYDEX FAX           o     MAKE SURE TO INCLUDE A LETTER OF        o     THE RYDEX FUND(S) YOU WANT TO PURCHASE
NUMBER:                   INSTRUCTION REQUESTING THAT WE
301.296.5103              PROCESS YOUR PURCHASE BY ACH.           o     ACH BANK INFORMATION (IF NOT ON RECORD).

                    o     MAKE SURE TO DESIGNATE THE RYDEX
                          FUND(S) YOU WANT TO PURCHASE.

                    o     MAKE SURE YOUR INVESTMENT MEETS THE
                          ACCOUNT MINIMUM.

------------------------------------------------------------------------------------------------------------------
BY ACH                                       Follow the directions on the Rydex web site -
(INTERNET)                                             www.rydexinvestments.com
------------------------------------------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                                                   PROSPECTUS 67

[GRAPHIC OMITTED]

SELLING FUND SHARES
--------------------------------------------------------------------------------


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the U.S. Securities and Exchange Commission (the "SEC"). The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.


REDEMPTION PROCEDURES


You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
  MAIL      Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5103

  FAX       If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

68


[GRAPHIC OMITTED]

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS


Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.


All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS


To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

                                                                   PROSPECTUS 69


[GRAPHIC OMITTED]

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund, on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES


You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                Rydex Investments
                Attn: Ops. Dept.
    MAIL        9601 Blackwell Road, Suite 500
                Rockville, MD 20850
--------------------------------------------------------------------------------
                301.296.5101

    FAX         If you send your exchange request by fax, you must call
                Rydex Client Services at 800.820.0888 to verify that your
                fax was received and when it will be processed.
--------------------------------------------------------------------------------
  TELEPHONE     800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
                Follow the directions on the Rydex web site -
  INTERNET      www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

70


[GRAPHIC OMITTED]

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.


MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of any Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the

                                                                   PROSPECTUS 71


[GRAPHIC OMITTED]

necessary information is not received. The Funds may also place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.


Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.


Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT


For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.


TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following

72


[GRAPHIC OMITTED]

internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.


During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.


STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvest-ments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.


RYDEX EXPRESS LINE - 1(800) 717-7776

You can access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.


SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

                                                                   PROSPECTUS 73


[GRAPHIC OMITTED]

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES


Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds' ability to achieve their respective investment objectives.

74


[GRAPHIC OMITTED]

RIGHTS RESERVED BY THE FUNDS


The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.


DISTRIBUTION AND SHARE HOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES


The Funds have adopted a Distribution Plan (the "Plan") applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


C-CLASS SHARES


The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "C-Class Plan") applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary an on-going sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS


The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the

                                                                   PROSPECTUS 75


[GRAPHIC OMITTED]

discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the

76


[GRAPHIC OMITTED]

Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.


o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.


o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

                                                                   PROSPECTUS 77


[GRAPHIC OMITTED]

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                     FEE
--------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND ..........................................     0.90%*
INVERSE S&P 500 2X STRATEGY FUND ..................................     0.90%*
OTC 2X STRATEGY FUND ..............................................     0.90%*
INVERSE OTC 2X STRATEGY FUND ......................................     0.90%*
DOW 2X STRATEGY FUND ..............................................     0.90%*
INVERSE DOW 2X STRATEGY FUND ......................................     0.90%*
RUSSELL 2000(R) 2X STRATEGY FUND ..................................     0.90%
INVERSE RUSSELL 2000(R) 2X STRATEGY FUND ..........................     0.90%

* PRIOR TO JANUARY 1, 2007, THE FUNDS PURSUED THEIR INVESTMENT OBJECTIVES INDIRECTLY THROUGH MASTER-FEEDER ARRANGEMENTS, AND THE ADVISORY FEES WERE PAID AT THE MASTER FUND LEVEL.

78


[GRAPHIC OMITTED]

EFFECTIVE JANUARY 1, 2007, THE FUNDS DISCONTINUED THE MASTER-FEEDER ARRANGEMENTS, AND, AS A RESULT, THE FUNDS NOW PAY ALL ADVISORY FEES DIRECTLY. THE ADVISORY FEE DID NOT CHANGE AS A RESULT OF THE DISCONTINUATION OF THE MASTER-FEEDER ARRANGEMENTS.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2006.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse Government Long Bond, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money

                                                                   PROSPECTUS 79


[GRAPHIC OMITTED]

Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since its inception.

Mr. Dellapa oversees the creation of the processes used to select investments. Mr. King oversees the day-to-day management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the day-to-day management of the Rydex Funds and reviews the activities of Messrs. King and Dellapa.


Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

80


[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand the Funds' financial performance for the period of operations of A-Class Shares or C-Class Shares, as applicable. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP,

                                                  NET REALIZED      NET INCREASE
                       NET ASSET                      AND            (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                        VALUE,         NET         UNREALIZED       IN NET ASSET      FROM NET        FROM NET
                       BEGINNING    INVESTMENT   GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED
YEAR ENDED             OF PERIOD      LOSS+       ON SECURITIES   FROM OPERATIONS      INCOME       CAPITAL GAINS
-----------------------------------------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND (FORMERLY, DYNAMIC S&P 500 FUND) A-CLASS
   DECEMBER 31, 2006     $39.00      $ (.32)      $     9.61       $      9.29        $ (.79)        $      --
   December 31, 2005      38.13        (.28)            1.56              1.28          (.41)               --
   December 31, 2004*     31.91        (.07)            6.29              6.22            --                --

S&P 500 2X STRATEGY FUND (FORMERLY, DYNAMIC S&P 500 FUND) C-CLASS
   DECEMBER 31, 2006      37.37        (.61)            9.17              8.56          (.79)               --
   December 31, 2005      36.85        (.53)            1.46               .93          (.41)               --
   December 31, 2004      31.57        (.52)            5.80              5.28            --                --
   December 31, 2003      20.76        (.38)           11.19             10.81            --                --
   December 31, 2002++    39.24        (.42)          (18.06)           (18.48)           --                --

INVERSE S&P 500 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC S&P 500 FUND) A-CLASS
   DECEMBER 31, 2006      39.49        (.28)           (6.63)            (6.91)        (1.20)               --
   December 31, 2005      42.11        (.31)           (1.62)            (1.93)         (.69)               --
   December 31, 2004*     50.99        (.11)           (8.77)            (8.88)           --                --

INVERSE S&P 500 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC S&P 500 FUND) C-CLASS
   DECEMBER 31, 2006      38.05        (.54)           (6.37)            (6.91)        (1.20)               --
   December 31, 2005      40.92        (.61)           (1.57)            (2.18)         (.69)               --
   December 31, 2004      51.58        (.73)           (9.93)           (10.66)           --                --
   December 31, 2003      92.07       (1.03)          (39.46)           (40.49)           --                --
   December 31, 2002      67.98       (1.36)           26.19             24.83            --              (.74)

OTC 2X STRATEGY FUND (FORMERLY, DYNAMIC OTC FUND) A-CLASS
   DECEMBER 31, 2006      21.90        (.16)            1.33              1.17            --                --
   December 31, 2005      22.72        (.15)           (0.55)            (0.70)         (.12)               --
   December 31, 2004*     16.73        (.10)            6.09              5.99            --                --

OTC 2X STRATEGY FUND (FORMERLY, DYNAMIC OTC FUND) C-CLASS
   DECEMBER 31, 2006      20.46        (.30)            1.23               .93            --                --
   December 31, 2005      21.41        (.28)            (.55)             (.83)         (.12)               --
   December 31, 2004      18.82        (.27)            2.86              2.59            --                --
   December 31, 2003       9.69        (.22)            9.77              9.55            --              (.42)
   December 31, 2002      31.45        (.19)          (21.57)           (21.76)           --                --

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- S&P 500 2X STRATEGY FUND A-CLASS, INVERSE S&P 500 2X STRATEGY FUND A-CLASS AND OTC 2X STRATEGY FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR PERIOD ENDED DECEMBER 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

SS. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                                                   PROSPECTUS 81


[GRAPHIC OMITTED]

whose reports, along with the financial statements and related notes, appear in the Trust's 2006 Annual Reports. The 2006 Annual Reports are available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2006 Annual Reports are incorporated by reference in the SAI.

                                                                                   RATIOS TO
                                                                               AVERAGE NET ASSETS:
                                                                       ------------------------------------
                                    NET INCREASE  NET ASSET                                                             NET ASSETS,
                                    (DECREASE) IN  VALUE,      TOTAL                                NET     PORTFOLIO     END OF
                         TOTAL        NET ASSET    END OF   INVESTMENT   TOTAL         NET       INVESTMENT TURNOVER   PERIOD (000'S
                      DISTRIBUTIONS     VALUE      PERIOD     RETURN   EXPENSES SS. EXPENSES SS.    LOSS     RATE***     OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 2X STRATEGY FUND (FORMERLY, DYNAMIC S&P 500 FUND) A-CLASS
   DECEMBER 31, 2006     $ (.79)       $ 8.50       $47.50    23.80%     1.68%         1.68%      (0.75)%       19%      $15,242
   December 31, 2005       (.41)          .87        39.00     3.39%     1.77%         1.69%      (0.76)%       77%        4,272
   December 31, 2004*        --          6.22        38.13    19.49%     1.61%**       1.61%**    (0.68)%**    190%        1,555

S&P 500 2X STRATEGY FUND (FORMERLY, DYNAMIC S&P 500 FUND) C-CLASS
   DECEMBER 31, 2006       (.79)         7.77        45.14    22.89%     2.44%         2.44%      (1.52)%       19%       57,885
   December 31, 2005       (.41)          .52        37.37     2.56%     2.50%         2.41%      (1.48)%       77%       63,328
   December 31, 2004         --          5.28        36.85    16.72%     2.45%         2.45%      (1.52)%      190%       77,838
   December 31, 2003         --         10.81        31.57    52.07%     2.46%         2.46%      (1.52)%      769%       70,715
   December 31, 2002++       --        (18.48)       20.76   (47.09)%    2.50%         2.50%      (1.56)%    1,227%       11,491

INVERSE S&P 500 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC S&P 500 FUND) A-CLASS
   DECEMBER 31, 2006      (1.20)        (8.11)       31.38   (17.46)%    1.69%         1.69%      (0.76)%       --        12,818
   December 31, 2005       (.69)        (2.62)       39.49    (4.53)%    1.77%         1.67%      (0.75)%       --         4,633
   December 31, 2004*        --         (8.88)       42.11   (17.42)%    1.65%**       1.65%**    (0.72)%**     --         1,498

INVERSE S&P 500 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC S&P 500 FUND) C-CLASS
   DECEMBER 31, 2006      (1.20)        (8.11)       29.94   (18.12)%    2.43%         2.43%      (1.51)%       --        29,458
   December 31, 2005       (.69)        (2.87)       38.05    (5.28)%    2.51%         2.41%      (1.48)%       --        29,768
   December 31, 2004         --        (10.66)       40.92   (20.67)%    2.45%         2.45%      (1.52)%       --        28,465
   December 31, 2003         --        (40.49)       51.58   (43.98)%    2.46%         2.46%      (1.52)%       --        33,841
   December 31, 2002       (.74)        24.09        92.07    36.54%     2.50%         2.50%      (1.49)%       --        16,786

OTC 2X STRATEGY FUND (FORMERLY, DYNAMIC OTC FUND) A-CLASS
   DECEMBER 31, 2006         --          1.17        23.07     5.34%     1.69%         1.69%      (0.77)%       71%       10,474
   December 31, 2005       (.12)         (.82)       21.90    (3.09)%    1.69%         1.66%      (0.74)%      133%        5,195
   December 31, 2004*        --          5.99        22.72    35.80%     1.58%**       1.58%**    (0.65)%**    154%        2,308

OTC 2X STRATEGY FUND (FORMERLY, DYNAMIC OTC FUND) C-CLASS
   DECEMBER 31, 2006         --           .93        21.39     4.55%     2.43%         2.43%      (1.51)%       71%       43,530
   December 31, 2005       (.12)         (.95)       20.46    (3.89)%    2.43%         2.40%      (1.48)%      133%       56,765
   December 31, 2004         --          2.59        21.41    13.76%     2.44%         2.44%      (1.51)%      154%       86,591
   December 31, 2003       (.42)         9.13        18.82    98.54%     2.46%         2.46%      (1.52)%      530%       54,498
   December 31, 2002         --        (21.76)        9.69   (69.19)%    2.50%         2.50%      (1.54)%      298%       15,311

82


[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                     NET REALIZED      NET INCREASE                     DISTRIBUTIONS
                            NET ASSET                     AND           (DECREASE)      DISTRIBUTIONS     FROM NET
                              VALUE,       NET        UNREALIZED       IN NET ASSET       FROM NET        REALIZED
                            BEGINNING   INVESTMENT   GAINS (LOSSES)   VALUE RESULTING    INVESTMENT        CAPITAL
YEAR ENDED                  OF PERIOD     LOSS+      ON SECURITIES    FROM OPERATIONS      INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------
INVERSE OTC 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC OTC FUND) A-CLASS
   DECEMBER 31, 2006         $19.44      $(.15)       $ (1.43)         $   (1.58)          $ (.64)         $  --
   December 31, 2005          20.06       (.16)          (.11)              (.27)            (.35)            --
   December 31, 2004*         28.20       (.04)         (8.10)             (8.14)              --             --

INVERSE OTC 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC OTC FUND) C-CLASS
   DECEMBER 31, 2006          18.80       (.29)         (1.36)             (1.65)            (.64)            --
   December 31, 2005          19.56       (.31)          (.10)              (.41)            (.35)            --
   December 31, 2004          26.15       (.38)         (6.21)             (6.59)              --             --
   December 31, 2003          71.08       (.58)        (44.35)            (44.93)              --             --
   December 31, 2002          48.72      (1.13)         25.48              24.35               --          (1.99)

DOW 2X STRATEGY FUND (FORMERLY, DYNAMIC DOW FUND) A-CLASS
   DECEMBER 31, 2006          24.39       (.21)          7.58               7.37             (.20)            --
   December 31, 2005          25.39       (.04)          (.92)              (.96)            (.01)          (.03)
   December 31, 2004*         22.72       (.05)          2.72               2.67               --             --

DOW 2X STRATEGY FUND (FORMERLY, DYNAMIC DOW FUND) C-CLASS
   DECEMBER 31, 2006          24.06       (.41)          7.46               7.05             (.20)            --
   December 31, 2005          25.22       (.55)          (.57)             (1.12)            (.01)          (.03)
   December 31, 2004*         25.00       (.30)           .52                .22               --             --

INVERSE DOW 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC DOW FUND) A-CLASS
   DECEMBER 31, 2006          45.63       (.31)         (9.79)            (10.10)            (.15)            --
   December 31, 2005          45.41       (.35)           .78                .43             (.07)          (.14)
   December 31, 2004*         52.00       (.11)         (6.29)             (6.40)              --           (.19)

INVERSE DOW 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC DOW FUND) C-CLASS
   DECEMBER 31, 2006          44.95       (.60)         (9.60)            (10.20)            (.15)            --
   December 31, 2005          45.10       (.70)           .76                .06             (.07)          (.14)
   December 31, 2004*         50.00       (.69)         (4.02)             (4.71)              --           (.19)

RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND) A-CLASS
   DECEMBER 31, 2006*         25.00        .07           3.30               3.37             (.05)          (.33)

* SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- DOW 2X STRATEGY FUND C-CLASS AND INVERSE DOW 2X STRATEGY FUND C-CLASS; SEPTEMBER 1, 2004 -- INVERSE OTC 2X STRATEGY FUND A-CLASS, DOW 2X STRATEGY FUND A-CLASS AND INVERSE DOW 2X STRATEGY FUND A-CLASS; MAY 31, 2006 -- RUSSELL 2000(R) 2X STRATEGY FUND A-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

SS. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                                                   PROSPECTUS 83


[GRAPHIC OMITTED]

                                                                                 RATIOS TO
                                                                           AVERAGE NET ASSETS:
                                                                    -------------------------------------
                                  NET INCREASE NET ASSET                                                             NET ASSETS,
                                 (DECREASE) IN   VALUE,    TOTAL                                 NET      PORTFOLIO    END OF
                       TOTAL       NET ASSET    END OF   INVESTMENT    TOTAL          NET      INVESTMENT  TURNOVER  PERIOD (000'S
                   DISTRIBUTIONS     VALUE      PERIOD     RETURN   EXPENSES SS.  EXPENSES SS.    LOSS      RATE***    OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
INVERSE OTC 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC OTC FUND) A-CLASS
   DECEMBER 31, 2006  $  (.64)     $  (2.22)    $ 17.22    (8.04)%     1.69%        1.69%       (0.77)%        --       $ 7,981
   December 31, 2005     (.35)         (.62)      19.44    (1.25)%     1.68%        1.68%       (0.76)%        --         6,438
   December 31, 2004*      --         (8.14)      20.06   (28.87)%     1.54%**      1.54%**     (0.61)%**      --           639

INVERSE OTC 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC OTC FUND) C-CLASS
   DECEMBER 31, 2006     (.64)        (2.29)      16.51    (8.69)%     2.44%        2.44%       (1.52)%        --        32,553
   December 31, 2005     (.35)         (.76)      18.80    (2.00)%     2.40%        2.40%       (1.48)%        --        35,780
   December 31, 2004       --         (6.59)      19.56   (25.20)%     2.45%        2.45%       (1.52)%        --        27,640
   December 31, 2003       --        (44.93)      26.15   (63.21)%     2.46%        2.46%       (1.52)%        --        38,597
   December 31, 2002    (1.99)        22.36       71.08    50.09%      2.50%        2.50%       (1.60)%        --        22,654

DOW 2X STRATEGY FUND (FORMERLY, DYNAMIC DOW FUND) A-CLASS
   DECEMBER 31, 2006     (.20)         7.17       31.56    30.21%      1.69%SS.     1.69%SS.    (0.77)%       341%        3,337
   December 31, 2005     (.04)        (1.00)      24.39    (3.78)%     1.67%SS.     1.67%SS.    (0.17)%       410%        1,522
   December 31, 2004*      --          2.67       25.39    11.75%      1.56%SS.**   1.56%SS.**  (0.63)%* *    796%          359

DOW 2X STRATEGY FUND (FORMERLY, DYNAMIC DOW FUND) C-CLASS
   DECEMBER 31, 2006     (.20)         6.85       30.91    29.29%      2.44%SS.     2.44%SS.    (1.52)%       341%        6,198
   December 31, 2005     (.04)        (1.16)      24.06    (4.44)%     2.39%SS.     2.39%SS.    (2.31)%       410%        3,988
   December 31, 2004*      --           .22       25.22     0.88%      2.41%SS.**   2.41%SS.**  (1.48)%**     796%        4,368

INVERSE DOW 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC DOW FUND) A-CLASS
   DECEMBER 31, 2006     (.15)       (10.25)      35.38   (22.14)%     1.69%SS.     1.69%SS.    (0.77)%        --         3,534
   December 31, 2005     (.21)          .22       45.63     0.94%      1.70%SS.     1.69%SS.    (0.77)%        --         1,177
   December 31, 2004*    (.19)        (6.59)      45.41   (12.30)%     1.62%SS.**   1.62%SS.**  (0.69)%**      --           347

INVERSE DOW 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC DOW FUND) C-CLASS
   DECEMBER 31, 2006     (.15)       (10.35)      34.60   (22.69)%     2.44%SS.     2.44%SS.    (1.52)%        --         4,572
   December 31, 2005     (.21)         (.15)      44.95     0.12%      2.42%SS.     2.41%SS.    (1.49)%        --         1,907
   December 31, 2004*    (.19)        (4.90)      45.10    (9.42)%     2.43%SS.**   2.43%SS.**  (1.50)%**      --           455

RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND) A-CLASS
   DECEMBER 31, 2006*    (.38)         2.99       27.99    13.49%    1.69%**        1.69%**      0.46%**      221%          595

84


[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                  NET REALIZED      NET INCREASE
                         NET ASSET       NET           AND            (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                           VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET       FROM NET
                         BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT      REALIZED
YEAR ENDED               OF PERIOD     (LOSS)+    ON SECURITIES    FROM OPERATIONS       INCOME      CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND) C-CLASS
   DECEMBER 31, 2006*      $25.00      $ (.02)        $ 3.25          $ 3.23             $(.05)          $(.33)

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND) A-CLASS
   DECEMBER 31, 2006*       50.00         .79          (9.49)          (8.70)             (.57)             --

INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND) C-CLASS
   DECEMBER 31, 2006*       50.00         .59          (9.48)          (8.89)             (.57)             --

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006 -- RUSSELL 2000(R) 2X STRATEGY FUND C-CLASS AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUND A-CLASS, C-CLASS.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

SS. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                                                   PROSPECTUS 85


[GRAPHIC OMITTED]

                                                                                   RATIOS TO
                                                                               AVERAGE NET ASSETS:
                                                                          ----------------------------
                                       NET INCREASE  NET ASSET                                  NET                 NET ASSETS,
                                       (DECREASE) IN   VALUE,    TOTAL                      INVESTMENT  PORTFOLIO     END OF
                            TOTAL        NET ASSET     END OF  INVESTMENT  TOTAL     NET      INCOME    TURNOVER  PERIOD (000'S
                         DISTRIBUTIONS     VALUE       PERIOD    RETURN   EXPENSES EXPENSES   (LOSS)     RATE***     OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND) C-CLASS
   DECEMBER 31, 2006*      $  (.38)      $   2.85     $ 27.85    12.93%    2.44%**  2.44%**  (0.12)%**    221%        $1,100
INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND) A-CLASS
   DECEMBER 31, 2006*         (.57)         (9.27)      40.73   (17.39)%   1.76%**  1.76%**   3.15%**      --          9,138
INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) FUND) C-CLASS
   DECEMBER 31, 2006*         (.57)         (9.46)      40.54   (17.77)%   2.43%**  2.43%**   2.13%**      --          1,605

86


[GRAPHIC OMITTED]

BENCHMARK INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S, NASDAQ AND DOW JONES & COMPANY (TOGETHER WITH RUSSELL, THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500 AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING

                                                                   PROSPECTUS 87


[GRAPHIC OMITTED]

OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

FRANK RUSSELL COMPANY ("RUSSELL")


THE RUSSELL 2000(R) 2X STRATEGY AND INVERSE RUSSELL 2000(R) 2X STRATEGY FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

88

[GRAPHIC OMITTED]


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED MAY 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX DYNAMIC FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-09525.

                                                                   PROSPECTUS 89

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

90

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

[GRAPHIC OMITTED]


[RYDEXINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(R)

      9601 Blackwell Road o Suite 500 o Rockville, MD 20850
      800.820.0888 o www.rydexinvestments.com

      RDYNPAC-1-0507x0508

                       -----------------------------------
                       PLEASE SEE THE RYDEX PRIVACY POLICY
                             INSIDE THE BACK COVER.
                       -----------------------------------

RYDEX DYNAMIC FUNDS


MASTER FUNDS PROSPECTUS MAY 1, 2007

S&P 500 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC S&P 500 MASTER FUND)
INVERSE S&P 500 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC S&P 500 MASTER FUND)
OTC 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC OTC MASTER FUND)
INVERSE OTC 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC OTC MASTER
FUND)
DOW 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC DOW MASTER FUND)
INVERSE DOW 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC DOW MASTER FUND) RUSSELL 2000(R) 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) MASTER FUND)
INVERSE RUSSELL 2000(R) 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) MASTER FUND)


THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                        [RYDEX INVESTMENTS LOGO]
                                                ESSENTIAL FOR MODERN MARKETS(TM)

TABLE OF CONTENTS


RYDEX DYNAMIC FUNDS OVERVIEW                                                  3

S&P 500 2x Strategy Master Fund                                               4

Inverse S&P 500 2x Strategy Master Fund                                       8

OTC 2x Strategy Master Fund                                                  12

Inverse OTC 2x Strategy Master Fund                                          16

Dow 2x Strategy Master Fund                                                  20

Inverse Dow 2x Strategy Master Fund                                          24

Russell 2000(R) 2x Strategy Master Fund                                      27

Inverse Russell 2000(R) 2x Strategy Master Fund                              30

MORE INFORMATION ABOUT THE FUNDS:
INVESTMENTS AND RISKS                                                        33

INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION                                                      39

DIVIDENDS AND DISTRIBUTIONS                                                  40

TAX INFORMATION                                                              40

MANAGEMENT OF THE FUNDS                                                      42

FINANCIAL HIGHLIGHTS                                                         44

BENCHMARK INFORMATION                                                        45

ADDITIONAL INFORMATION                                                       47

           ----------------------------------------------------------
           PLEASE SEE THE RYDEX PRIVACY POLICY INSIDE THE BACK COVER.
           ----------------------------------------------------------

                               RYDEX DYNAMIC FUNDS

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


Rydex Dynamic Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios. This Prospectus describes the S&P 500 2x Strategy Master Fund, Inverse S&P 500 2x Strategy Master Fund, OTC 2x Strategy Master Fund, Inverse OTC 2x Strategy Master Fund, Dow 2x Strategy Master Fund, Inverse Dow 2x Strategy Master Fund, Russell 2000(R) 2x Strategy Master Fund and Inverse Russell 2000(R) 2x Strategy Master Fund (the "Master Funds" or the "Dynamic Master Funds"). Shares of the Master Funds are available solely through "master-feeder arrangements" with the feeder funds of the Trust ("Feeder Funds"). As of January 1, 2007, the Feeder Funds no longer invest in the Master Funds. As of the date of this Prospectus, the Master Funds have no assets and are not selling shares. The Master Funds will resume operations and the sale of shares if and when the Feeder Funds resume the master-feeder arrangement with the Master Funds.

RISKS OF INVESTING IN THE DYNAMIC MASTER FUNDS

The value of the Dynamic Master Funds may fluctuate. In addition, Fund shares:


o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o     ARE NOT FEDERALLY INSURED

o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o     ARE NOT BANK DEPOSITS

o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

S&P 500 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC S&P 500 MASTER FUND)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The S&P 500 2x Strategy Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The S&P 500 2x Strategy Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the S&P 500 2x Strategy Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the S&P 500 2x Strategy Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The S&P 500 2x Strategy Master Fund also may purchase equity securities that are generally within the capitalization range of the S&P 500(R) Index at the time of purchase, although the S&P 500 2x Strategy Master Fund may purchase equity securities of any capitalization range.


PRINCIPAL RISKS


The S&P 500 2x Strategy Master Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.


MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

PERFORMANCE


The bar chart and table below show the performance of the S&P 500 2x Strategy Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

S&P 500 2X STRATEGY MASTER FUND

2001    -33.19%   HIGHEST QUARTER RETURN*      31.25%
                  (quarter ended 06/30/03)
2002    -46.16%   LOWEST QUARTER RETURN*      -35.04%
                  (quarter ended 09/30/02)
2003     54.39%

2004     18.55%
2005      4.10%

2006     24.79%

*     REFLECTS  PERFORMANCE  OF THE  H-CLASS  SHARES OF THE S&P 500 2X  STRATEGY
      FUND.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)

                                                    PAST     SINCE INCEPTION
S&P 500 2X STRATEGY MASTER FUND    PAST 1 YEAR    5 YEARS         (01/01/01)
----------------------------------------------------------------------------
RETURN BEFORE TAXES                      24.79%      5.06%             -2.57%
S&P 500(R) INDEX(2)                      15.79%      6.19%              2.94%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 2x Strategy Master Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                      NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                       0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES     NONE
OTHER EXPENSES                                        0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.92%

EXAMPLE


This Example is intended to help you compare the cost of investing in the S&P 500 2x Strategy Master Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 Year    3 Years    5 Years    10 Years
---------------------------------------------------------------------------
S&P 500 2x Strategy Master Fund     $ 97      $ 302      $ 524      $ 1,162

INVERSE S&P 500 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC S&P 500 MASTER FUND)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Inverse S&P 500 2x Strategy Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500(R) Index (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Inverse S&P 500 2x Strategy Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Inverse S&P 500 2x Strategy Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse S&P 500 2x Strategy Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


PRINCIPAL RISKS


The Inverse S&P 500 2x Strategy Master Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.


LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.


MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.


NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes up.

PERFORMANCE


The bar chart and table below show the performance of the Inverse S&P 500 2x Strategy Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE S&P 500 2X STRATEGY MASTER FUND
2001     21.69%   HIGHEST QUARTER RETURN*      34.51%
                  (quarter ended 09/30/01)

2002     38.61%   LOWEST QUARTER RETURN*      -26.32%
                  (quarter ended 06/30/03)

2003    -43.11%

2004    -19.39%

2005     -3.78%

2006    -16.83%

* REFLECTS PERFORMANCE OF THE H-CLASS SHARES OF THE INVERSE S&P 500 2X STRATEGY FUND.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)

                                                                   SINCE
                                            PAST       PAST      INCEPTION
INVERSE S&P 500 2X STRATEGY MASTER FUND    1 YEAR    5 YEARS    (01/01/01)
--------------------------------------------------------------------------
RETURN BEFORE TAXES                        -16.83%    -12.64%        -7.68%
S&P 500(R) INDEX(2)                         15.79%      6.19%         2.94%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS WHICH ARE CHOSEN BY S&P. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Inverse S&P 500 2x Strategy Master Fund.

----------------------------------------------------------------
SHAREHOLDER FEES                                       NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                        0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES      NONE
OTHER EXPENSES                                         0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.92%

EXAMPLE


This Example is intended to help you compare the cost of investing in the Inverse S&P 500 2x Strategy Master Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 Year     3 Years     5 Years     10 Years
------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy         $ 97       $ 302       $ 524       $ 1,162
Master Fund

OTC 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC OTC MASTER FUND)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The OTC 2x Strategy Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The OTC 2x Strategy Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the OTC 2x Strategy Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the OTC 2x Strategy Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The OTC 2x Strategy Master Fund also may purchase equity securities that are generally within the capitalization range of the Nasdaq 100 Index(R) at the time of purchase, although the OTC 2x Strategy Master Fund may purchase equity securities of any capitalization range.


PRINCIPAL RISKS


The OTC 2x Strategy Master Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.


LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.


MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may underperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.


NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.




SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TECHNOLOGY COMPANY CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE


Investors who expect the Nasdaq 100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes down.


PERFORMANCE


The bar chart and table below show the performance of the OTC 2x Strategy Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

OTC 2X STRATEGY MASTER FUND

2001             -69.12%           HIGHEST QUARTER RETURN*           72.09%
                                   (quarter ended 12/31/01)

2002             -68.13%           LOWEST QUARTER RETURN*           -62.24%
                                   (quarter ended 09/30/01)
2003             107.76%

2004              15.63%

2005              -2.38%

2006               5.94%

*    REFLECTS PERFORMANCE OF THE H-CLASS SHARES OF THE OTC 2X STRATEGY FUND.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)

                                                                        SINCE
                                                   PAST     PAST      INCEPTION
OTC 2X STRATEGY MASTER FUND                       1 YEAR   5 YEARS   (01/01/01)
-------------------------------------------------------------------------------
RETURN BEFORE TAXES                                5.94%    -4.56%     -20.93%
NASDAQ 100 INDEX(R)(2)                             7.29%     2.18%      -4.43%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the OTC 2x Strategy Master Fund.

-------------------------------------------------------------------------------
SHAREHOLDER FEES                                                           NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
MANAGEMENT FEES                                                            0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                          NONE
OTHER EXPENSES                                                             0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                                       0.92%


EXAMPLE


This Example is intended to help you compare the cost of investing in the OTC 2x Strategy Master Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                          1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------------------
OTC 2x Strategy Master                     $ 97     $ 302     $ 524     $ 1,162
Fund

INVERSE OTC 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC OTC MASTER FUND)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Inverse OTC 2x Strategy Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index(R) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Inverse OTC 2x Strategy Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse OTC 2x Strategy Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse OTC 2x Strategy
Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


PRINCIPAL RISKS


The Inverse OTC 2x Strategy Master Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.


LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.


MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that the over-the-counter market may outperform other segments of the equity market or the equity market as a whole.

MID-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.


NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.


TECHNOLOGY COMPANY CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.


TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE


Investors who expect the Nasdaq 100 Index(R) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes up.


PERFORMANCE


The bar chart and table below show the performance of the Inverse OTC 2x Strategy Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

OTC 2X STRATEGY MASTER FUND

2001        -4.31%      HIGHEST QUARTER RETURN*        116.97%
                       (quarter ended 09/30/01)

2002        52.46%      LOWEST QUARTER RETURN*         -51.13%
                       (quarter ended 12/31/01)

2003       -62.61%

2004       -24.00%

2005        -0.53%

2006        -7.29%

*     REFLECTS PERFORMANCE OF THE H-CLASS SHARES OF THE INVERSE OTC 2X  STRATEGY
      FUND.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)

                                                                             SINCE
                                                     PAST       PAST       INCEPTION
INVERSE OTC 2X STRATEGY MASTER FUND                 1 YEAR    5 YEARS     (01/01/01)
------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                  -7.29%    -16.76%        -14.81%
NASDAQ 100 INDEX(R)(2)                                7.29%      2.18%         -4.43%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON NASDAQ. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Inverse OTC 2x Strategy Master Fund.

SHAREHOLDER FEES                                                     NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)
MANAGEMENT FEES                                                      0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                    NONE
OTHER EXPENSES                                                       0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.92%


EXAMPLE


This Example is intended to help you compare the cost of investing in the Inverse OTC 2x Strategy Master Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                 1 Years   3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Inverse OTC 2x Strategy            $ 97     $ 302     $ 524     $ 1,162
Master Fund

DOW 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC DOW MASTER FUND)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Dow 2x Strategy Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average(SM) (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).


PRINCIPAL INVESTMENT STRATEGY


The Dow 2x Strategy Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Dow 2x Strategy Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Dow 2x Strategy Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Dow 2x Strategy Master Fund also may purchase equity securities that are generally within the capitalization range of the Dow Jones Industrial Average(SM) at the time of purchase, although the Dow 2x Strategy Master Fund may purchase equity securities of any capitalization range.


PRINCIPAL RISKS


The Dow 2x Strategy Master Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.


MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.


NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average(SM) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average(SM) goes down.

PERFORMANCE


The bar chart and table below show the performance of the Dow 2x Strategy Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

DOW 2X STRATEGY MASTER FUND

2004         2.24%      HIGHEST QUARTER RETURN          13.00%
                       (quarter ended 12/31/06)*

2005        -3.06%
2006        31.25%      LOWEST QUARTER RETURN           -5.59%
                       (quarter ended 03/31/05)*

*     REFLECTS PERFORMANCE OF THE H-CLASS SHARES OF THE DOW 2X STRATEGY FUND.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)

                                                                     SINCE
                                                         PAST      INCEPTION
DOW 2X STRATEGY MASTER FUND                             1 YEAR    (02/20/04)
-------------------------------------------------------------------------------
RETURN BEFORE TAXES                                      31.25%         9.62%
DOW JONES INDUSTRIAL AVERAGE(SM)(2)                      19.05%         8.14%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE DOW JONES INDUSTRIAL AVERAGE(SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES & COMPANY, INC. ("DOW JONES") AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Dow 2x Strategy Master Fund.

SHAREHOLDER FEES                                                  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)
MANAGEMENT FEES                                                   0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                 NONE
OTHER EXPENSES                                                    0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                              0.92%

EXAMPLE


This Example is intended to help you compare the cost of investing in the Dow 2x Strategy Master Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                 1 Year    3 Years   5 Years   10 Years
-----------------------------------------------------------------------
Dow 2x Strategy Master Fund        $ 97     $ 302     $ 524     $ 1,162

INVERSE DOW 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC DOW MASTER FUND)
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Inverse Dow 2x Strategy Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average(SM) (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY


The Inverse Dow 2x Strategy Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dow 2x Strategy Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dow 2x Strategy
Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.


PRINCIPAL RISKS


The Inverse Dow 2x Strategy Master Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.


EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.


LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.


MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.


NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.


SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.


SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average(SM) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average(SM) goes up.

PERFORMANCE


The bar chart and table below show the performance of the Inverse Dow 2x Strategy Master Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

INVERSE DOW 2X STRATEGY MASTER FUND

2004        -8.23%     HIGHEST QUARTER                          4.95%
                       RETURN*
2005         1.65%     (quarter ended 03/31/05)

2006       -21.51%     LOWEST QUARTER RETURN*                 -10.53%
                       (quarter ended 12/31/06)

*     REFLECTS  PERFORMANCE OF THE H-CLASS SHARES OF THE INVERSE DOW 2X STRATEGY
      FUND.

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)(1)

                                                                       SINCE
                                                   PAST              INCEPTION
INVERSE DOW 2X STRATEGY MASTER FUND               1 YEAR             (02/20/04)
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                               -21.51%              -10.32%
DOW JONES INDUSTRIAL AVERAGE(SM)(2)                19.05%                8.14%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE DOW JONES INDUSTRIAL AVERAGE(SM) IS A PRICE-WEIGHTED INDEX OF 30 "BLUE-CHIP" U.S. STOCKS. THE INDEX IS PUBLISHED BY DOW JONES AND THE COMPONENT STOCKS ARE SELECTED BY EDITORS OF THE WALL STREET JOURNAL. THE COMPONENTS TEND TO BE MARKET LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE TYPICALLY WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Inverse Dow 2x Strategy Master Fund.

SHAREHOLDER FEES                                                    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
MANAGEMENT FEES                                                     0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                   NONE
OTHER EXPENSES                                                      0.02%
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.92%


EXAMPLE


This Example is intended to help you compare the cost of investing in the Inverse Dow 2x Strategy Master Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
Inverse Dow 2x Strategy Master Fund         $ 97     $ 302     $ 524     $ 1,162


--------------------------------------------------------------------------------

RUSSELL 2000(R) 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) MASTER FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Russell 2000(R) 2x Strategy Master Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) 2x Strategy Master Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities that are generally within the capitalization range of the Russell 2000(R) Index at the time of purchase, although the Fund may purchase equity securities of any capitalization range.

PRINCIPAL RISKS

The Russell 2000(R) 2x Strategy Master Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PERFORMANCE

The Russell 2000(R) 2x Strategy Master Fund has not yet commenced operations, and therefore, does not have a performance history.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Russell 2000(R) 2x Strategy Master Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                           NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                            0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                          NONE
OTHER EXPENSES(1)                                                          X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES                                       X.XX%

(1)   "OTHER  EXPENSES"  ARE BASED ON ESTIMATED  AMOUNTS FOR THE CURRENT  FISCAL
      YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Russell 2000(R) 2x Strategy Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS
----------------------------------------------------------
Russell 2000(R) 2x Strategy Master Fund    $ XXX    $ XXX

INVERSE RUSSELL 2000(R) 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC RUSSELL 2000(R) MASTER FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Russell 2000(R) 2x Strategy Master Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Russell 2000(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PRINCIPAL INVESTMENT STRATEGY

The Inverse Russell 2000(R) 2x Strategy Master Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, and futures and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

The Inverse Russell 2000(R) 2x Strategy Master Fund is subject to a number of risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options, and swap agreements to pursue its investment objective may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - Due to market conditions, the value of the Fund's investments in equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

MARKET SEGMENT RISK - The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales. The Fund may also be subject to expenses related to short sales such as borrowing and margin accounting maintenance costs, which may negatively impact the performance of the Fund.

SMALL-CAPITALIZATION ISSUER RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Fund's investment adviser may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes up.

PERFORMANCE

The Inverse Russell 2000(R) 2x Strategy Master Fund has not yet commenced operations, and therefore, does not have a performance history.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Inverse Russell 2000(R) 2x Strategy Master Fund.

-------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
MANAGEMENT FEES                                                          0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES                        X.XX%
OTHER EXPENSES(1)                                                        X.XX%
TOTAL ANNUAL FUND OPERATING EXPENSES                                     X.XX%

(1)   "OTHER  EXPENSES"  ARE BASED ON ESTIMATED  AMOUNTS FOR THE CURRENT  FISCAL
      YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Inverse Russell 2000(R) 2x Strategy Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           1 YEAR   3 YEARS
---------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy Master Fund             $ XXX    $ XXX

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
INVESTMENTS AND RISKS

Each Dynamic Fund's objective is to provide investment results that match the performance measured on a daily basis of a specific benchmark. The investment objective of each Dynamic Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by each Dynamic Fund is set forth below:


FUND NAME                                         BENCHMARK
-----------------------------------------------   --------------------------------------------------------------------------------
S&P 500 2X STRATEGY MASTER FUND                   200% OF THE PERFORMANCE OF THE S&P 500(R) INDEX
INVERSE S&P 500  2X STRATEGY MASTER FUND          200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE S&P 500(R) INDEX
OTC 2X STRATEGY MASTER FUND                       200% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)
INVERSE OTC 2X STRATEGY MASTER FUND               200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE NASDAQ 100 INDEX(R)
DOW 2X STRATEGY MASTER FUND                       200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGE(SM)

INVERSE DOW 2X STRATEGY MASTER FUND               200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE DOW JONES INDUSTRIAL AVERAGE(SM)
RUSSELL 2000(R) 2X STRATEGY MASTER FUND           200% OF THE PERFORMANCE OF THE RUSSELL 2000(R) INDEX
INVERSE RUSSELL 2000(R) 2X STRATEGY MASTER FUND   200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE RUSSELL 2000(R) INDEX


A BRIEF GUIDE TO THE BENCHMARKS


THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by S&P on a statistical basis. As of December 29, 2006, the S&P 500(R) Index included companies with capitalizations ranging from $1.4 billion to $439 billion.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. As of December 29, 2006, the Nasdaq 100 Index(R) included companies with capitalizations ranging from $3.5 billion to $291.9 billion.

THE DOW JONES INDUSTRIAL AVERAGE(SM). The Dow Jones Industrial Average(SM) is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors. As of December 29, 2006, the Dow Jones Industrial Average(SM) included companies with capitalizations ranging from $17.4 billion to $439 billion.

THE RUSSELL 2000(R) INDEX. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S.

investable equity market. As of December 29, 2006, the Russell 2000(R) Index included companies with capitalizations ranging from $39 million to $3.1 billion.


UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE


It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:


EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.


Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.


ADVISOR'S PORTFOLIO INVESTMENT STRATEGY IN MANAGING THE DYNAMIC MASTER FUNDS

In managing the Dynamic Master Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.


The Advisor pursues the Dynamic Master Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the performance to inversely correlate to 200% of the performance of the relevant benchmark for the Inverse S&P 500 2x Strategy Master, Inverse OTC 2x Strategy Master, Inverse Dow 2x Strategy Master, and Inverse Russell 2000(R) 2x Strategy Master Funds.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PRINCIPAL RISKS OF INVESTING IN THE DYNAMIC FUNDS


As indicated below, the Master Funds are subject to a number of risks that may affect the value of the Master Funds' shares.

ACTIVE TRADING RISK (ALL MASTER FUNDS) - A significant portion of the Master Funds' assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. High portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds' ability to achieve their respective investment objectives. In certain circumstances, the Funds' expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

EARLY CLOSING RISK (ALL MASTER FUNDS) - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund's inability to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds need to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FUTURES AND OPTIONS RISK (ALL MASTER FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:


      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Master Funds' use of futures and options contracts include:

      o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by funds that do not use futures contracts and options.


      o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


INDUSTRY CONCENTRATION RISK (OTC 2X STRATEGY MASTER AND INVERSE OTC 2X STRATEGY MASTER FUNDS) - None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC 2x Strategy Master Fund's and the Inverse OTC 2x Strategy Master Fund's benchmark -- the Nasdaq 100 Index(R) -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

MARKET RISK (ALL MASTER FUNDS) -The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL MASTER FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

SHORT SALES RISK (INVERSE S&P 500 2X STRATEGY MASTER, INVERSE OTC 2X STRATEGY MASTER, INVERSE DOW 2X STRATEGY MASTER, AND INVERSE RUSSELL 2000(R) 2X STRATEGY MASTER FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when a Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when a Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause a Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL AND MID-CAPITALIZATION ISSUER RISK (OTC 2X STRATEGY MASTER, INVERSE OTC 2X STRATEGY MASTER, RUSSELL 2000(R) 2X STRATEGY MASTER AND INVERSE RUSSELL 2000(R) 2X STRATEGY MASTER FUNDS) - Small and medium-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small and medium-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon relatively small management groups. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

SWAP COUNTERPARTY CREDIT RISK (ALL MASTER FUNDS) - The Funds may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

TRACKING ERROR RISK (ALL MASTER FUNDS) - Tracking error risk refers to the risk that the Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL MASTER FUNDS) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the New York Stock Exchange ("NYSE"), have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts or securities.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Shares of the Master Funds are offered only to Feeder Funds in the Trust's "master-feeder" structure.

Feeder Funds may submit transaction orders to buy or sell Fund shares on any day that the NYSE is open for business (a "Business Day").


CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders


The Dynamic Master Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern
Time).


If the exchange or market where a Fund's securities or other investments are primarily traded closes early - such as on days in advance of holidays generally observed by participants in these markets - the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI. On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Dynamic Master Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, each Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or a Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund's NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.


The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.


More information about the valuation of the Funds' holdings can be found in the SAI.


--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
TIMING OF PAYMENTS


Income dividends, if any, are paid at least annually by each of the Master Funds to the Feeder Funds. If you own Feeder Fund shares on a Feeder Fund's record date, you will be entitled to receive the dividend. The Master Funds may declare and pay dividends on the same date. The Master Funds make distributions of capital gains, if any, at least annually. The Master Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.


DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares to the Feeder Funds.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.


o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.


o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The  Advisor  makes  investment  decisions  for  the  assets  of the  Funds  and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
S&P 500 2X STRATEGY MASTER FUND                                        0.90%*
INVERSE S&P 500 2X STRATEGY MASTER FUND                                0.90%*
OTC 2X STRATEGY MASTER FUND                                            0.90%*
INVERSE OTC 2X STRATEGY MASTER FUND                                    0.90%*
DOW 2X STRATEGY MASTER FUND                                            0.90%*
INVERSE DOW 2X STRATEGY MASTER FUND                                    0.90%*
RUSSELL 2000(R) 2X STRATEGY MASTER FUND                                0.90%
INVERSE RUSSELL 2000(R) 2X STRATEGY MASTER FUND                        0.90%

* PRIOR TO JANUARY 1, 2007, THE FEEDER FUNDS PURSUED THEIR INVESTMENT OBJECTIVES INDIRECTLY THROUGH MASTER-FEEDER ARRANGEMENTS, AND THE ADVISORY FEES WERE PAID AT THE MASTER FUND LEVEL. EFFECTIVE JANUARY 1, 2007, THE FUNDS DISCONTINUED THE MASTER-FEEDER ARRANGEMENTS, AND, AS A RESULT, THE FEEDER FUNDS NOW PAY ALL ADVISORY FEES DIRECTLY. THE ADVISORY FEE DID NOT CHANGE AS A RESULT OF THE DISCONTINUATION OF THE MASTER-FEEDER ARRANGEMENTS.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2006.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio

Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Master Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond Advantage, Inverse Government Long Bond, Inverse S&P 500 and Inverse OTC Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Master Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Master Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) Advantage, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Master Fund since its inception.

Mr. Dellapa oversees the creation of the processes used to select investments. Mr. King oversees the day-to-day management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the day-to-day management of the Rydex Funds and reviews the activities of Messrs. King and Dellapa.


Additional  information  about  the  portfolio  managers'  compensation,   other
accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS


This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                 Net Realized      Net Increase
                        NET ASSET       Net           and            (Decrease)
                          VALUE,    Investment     Unrealized       in Net Asset
                         BEGINNING    Income     Gains (Losses)   Value Resulting
Year Ended               OF PERIOD    (Loss)     on Securities    from Operations
----------------------------------------------------------------------------------
S&P 500 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC S&P 500 MASTER FUND)
         DECEMBER 31, 2006 $32.60     $ .48         $  7.60           $  8.08
         December 31, 2005  31.34       .36             .93              1.29
         December 31, 2004  26.85       .24            4.74              4.98
         December 31, 2003  17.72       .09            9.54              9.63
         December 31, 2002  32.91       .14          (15.33)           (15.19)
INVERSE S&P 500 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC S&P 500
MASTER FUND)
         DECEMBER 31, 2006  36.96      1.98           (8.20)            (6.22)
         December 31, 2005  38.41      1.03           (2.48)            (1.45)
         December 31, 2004  47.65       .21           (9.45)            (9.24)
         December 31, 2003  83.76       .04          (36.15)           (36.11)
         December 31, 2002  60.43       .41           22.92             23.33
OTC 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC OTC MASTER FUND)
         DECEMBER 31, 2006   9.42       .02             .54               .56
         December 31, 2005   9.65        --            (.23)             (.23)
         December 31, 2004   8.37      (.05)           1.35              1.30
         December 31, 2003   4.92      (.03)           5.33              5.30
         December 31, 2002  15.44      (.02)         (10.50)           (10.52)
INVERSE OTC 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC OTC MASTER FUND)
         DECEMBER 31, 2006  20.57       .93           (2.43)            (1.50)
         December 31, 2005  20.68       .54            (.65)             (.11)
         December 31, 2004  27.21       .13           (6.66)            (6.53)
         December 31, 2003  72.77       .04          (45.60)           (45.56)
         December 31, 2002  47.73       .47           24.57             25.04
DOW 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC DOW MASTER FUND)
         DECEMBER 31, 2006  24.13       .36            7.18              7.54
         December 31, 2005  25.56       .31           (1.11)             (.80)
         December 31, 2004* 25.00       .08             .48               .56
INVERSE DOW 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC DOW MASTER FUND)
         DECEMBER 31, 2006  46.11      1.39          (11.31)            (9.92)
         December 31, 2005  45.36      1.08            (.33)              .75
         December 31, 2004* 50.00       .12           (4.24)            (4.12)

                                             Distributions to
                                            Feeder Funds From:
                                 ----------------------------------------

                                                                           Net Increase  NET ASSET
                                    Net            Net                      (Decrease)     VALUE,      Total
                                 Investment     Realized        Total         in Net       END OF   Investment
                                   Income    Capital Gains  Distributions   Asset Value    PERIOD     Return
--------------------------------------------------------------------------------------------------------------
S&P 500 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC S&P 500 MASTER FUND)
         DECEMBER 31, 2006          $ --         $ --          $   --         $  8.08     $ 40.68     24.79%
         December 31, 2005            --         (.03)           (.03)           1.26       32.60      4.10%
         December 31, 2004            --         (.49)           (.49)           4.49       31.34     18.55%
         December 31, 2003            --         (.50)           (.50)           9.13       26.85     54.39%
         December 31, 2002            --           --              --          (15.19)      17.72    (46.16)%
INVERSE S&P 500 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC S&P 500 MASTER FUND)
         DECEMBER 31, 2006            --           --              --           (6.22)      30.74    (16.83)%
         December 31, 2005            --           --              --           (1.45)      36.96     (3.78)%
         December 31, 2004            --           --              --           (9.24)      38.41    (19.39)%
         December 31, 2003            --           --              --          (36.11)      47.65    (43.11)%
         December 31, 2002            --           --              --           23.33       83.76     38.61%
OTC 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC OTC MASTER FUND)
         DECEMBER 31, 2006            --           --              --             .56        9.98      5.94%
         December 31, 2005            --           --              --            (.23)       9.42     (2.38)%
         December 31, 2004            --         (.02)           (.02)           1.28        9.65     15.63%
         December 31, 2003            --        (1.85)          (1.85)           3.45        8.37    107.76%
         December 31, 2002            --           --              --          (10.52)       4.92    (68.13)%
INVERSE OTC 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC OTC MASTER FUND)
         DECEMBER 31, 2006            --           --              --           (1.50)      19.07     (7.29)%
         December 31, 2005            --           --              --            (.11)      20.57     (0.53)%
         December 31, 2004            --           --              --           (6.53)      20.68    (24.00)%
         December 31, 2003            --           --              --          (45.56)      27.21    (62.61)%
         December 31, 2002            --           --              --           25.04       72.77     52.46%
DOW 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC DOW MASTER FUND)
         DECEMBER 31, 2006            --           --              --            7.54       31.67     31.25%
         December 31, 2005            --         (.63)           (.63)          (1.43)      24.13     (3.06)%
         December 31, 2004*           --           --              --             .56       25.56      2.24%
INVERSE DOW 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC DOW MASTER FUND)
         DECEMBER 31, 2006            --           --              --           (9.92)      36.19    (21.51)%
         December 31, 2005            --           --              --             .75       46.11      1.65%
         December 31, 2004*           --         (.52)           (.52)          (4.64)      45.36      8.23%

                                               RATIOS TO
                                           AVERAGE NET ASSETS:
                                           -------------------

                                                 Net                    Net Assets,
                                             Investment   Portfolio       End of
                                    Total      Income      Turnover   Period (000's
                                  Expenses     (Loss)      Rate***      omitted)
-----------------------------------------------------------------------------------
S&P 500 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC S&P 500 MASTER FUND)
         DECEMBER 31, 2006          0.92%       1.38%         19%      $ 358,634
         December 31, 2005          0.92%       1.18%         77%        376,452
         December 31, 2004          0.93%       0.95%        190%        431,618
         December 31, 2003          0.94%       0.59%        769%        317,863
         December 31, 2002          0.94%       0.64%      1,227%        136,301
INVERSE S&P 500 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC S&P 500
MASTER FUND)
         DECEMBER 31, 2006          0.92%       4.18%         --         260,508
         December 31, 2005          0.92%       2.29%         --         290,922
         December 31, 2004          0.93%       0.35%         --         254,471
         December 31, 2003          0.94%       0.05%         --         345,790
         December 31, 2002          0.94%       0.52%         --         357,949
OTC 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC OTC MASTER FUND)
         DECEMBER 31, 2006          0.92%       0.12%         71%        373,561
         December 31, 2005          0.92%      (0.01)%       133%        632,335
         December 31, 2004          0.93%       0.44%        154%        752,655
         December 31, 2003          0.94%      (0.50)%       530%        514,796
         December 31, 2002          0.94%      (0.27)%       298%        178,374
INVERSE OTC 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC OTC MASTER FUND)
         DECEMBER 31, 2006          0.92%       4.12%         --         381,857
         December 31, 2005          0.92%       2.29%         --         446,391
         December 31, 2004          0.93%       0.41%         --         323,218
         December 31, 2003          0.94%       0.15%         --         362,576
         December 31, 2002          0.94%       0.67%         --         322,191
DOW 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC DOW MASTER FUND)
         DECEMBER 31, 2006          0.92%       2.07%        341%         66,710
         December 31, 2005          0.92%       1.69%        410%         39,414
         December 31, 2004*         0.93%**     0.96%**      796%         41,947
INVERSE DOW 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC DOW MASTER FUND)
         DECEMBER 31, 2006          0.92%       4.28%         --          67,772
         December 31, 2005          0.92%       2.39%         --          40,148
         December 31, 2004*         0.93%**     0.38%**       --          18,520

  * Since the commencement of operations: February 20, 2004 -- Dow 2x Strategy Master Fund and Inverse Dow 2x Strategy Master Fund.

 **   Annualized

*** Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

62 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

BENCHMARK INFORMATION


STANDARD &POOR'S, NASDAQ AND DOW JONES & COMPANY (TOGETHER WITH RUSSELL, THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:


      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND  THAT  ANY  PERSON  INVEST  IN  THE  FUNDS  OR  ANY  OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o     HAVE  ANY  RESPONSIBILITY  OR  LIABILITY  FOR  THE   ADMINISTRATION,
            MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," "S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500 AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM) , DJIA(SM) , OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 2X STRATEGY MASTER AND INVERSE RUSSELL 2000(R) 2X STRATEGY MASTER FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

      ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE TRUST'S SAI DATED MAY 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS
      THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR
      INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS BY MAIL FROM THE SEC, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION UPON PAYMENT OF A DUPLICATION FEE, BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

      YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX DYNAMIC FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE TRUST'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

      NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.


THE TRUST'S SEC REGISTRATION NUMBER IS 811-09525.

--------------------------------------------------------------------------------

         [RYDEX INVESTMENTS LOGO]
         ESSENTIAL FOR MODERN MARKETS(TM)

         9601 BLACKWELL ROAD
         SUITE 500
         ROCKVILLE, MD 20850
         800.820.0888

         WWW.RYDEXINVESTMENTS.COM


         -------------------------------------------------------------
           PLEASE SEE THE RYDEX PRIVACY POLICY INSIDE THE BLACK COVER.
         -------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX DYNAMIC FUNDS

                         9601 BLACKWELL ROAD, SUITE 500,
                            ROCKVILLE, MARYLAND 20850

                                  800.820.0888
                                  301.296.5100

                            WWW.RYDEXINVESTMENTS.COM


This Statement of Additional Information ("SAI") relates to shares of the following portfolios (each a "Fund" and collectively, the "Funds") of the Rydex Dynamic Funds (the "Trust"):

            S&P 500 2X STRATEGY FUND (FORMERLY, DYNAMIC S&P 500 FUND)
    INVERSE S&P 500 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC S&P 500 FUND)
                OTC 2X STRATEGY FUND (FORMERLY, DYNAMIC OTC FUND)
        INVERSE OTC 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC OTC FUND)
                DOW 2X STRATEGY FUND (FORMERLY, DYNAMIC DOW FUND)
        INVERSE DOW 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC DOW FUND)
    RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, DYNAMIC RUSSELL 2000(R) FUND)
       INVERSE RUSSELL 2000(R) 2X STRATEGY FUND (FORMERLY, INVERSE DYNAMIC
                              RUSSELL 2000(R) FUND)

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the A-Class, C-Class and H-Class Shares, dated May 1, 2007 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds' Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust's financial statements for the fiscal year ended December 31, 2006 are included in the Trust's Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.

                       The date of this SAI is May 1, 2007

GENERAL INFORMATION ABOUT THE TRUST .....................................    1
INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS ........................    1
INVESTMENT RESTRICTIONS .................................................   13
BROKERAGE ALLOCATION AND OTHER PRACTICES ................................   15
MANAGEMENT OF THE TRUST .................................................   20
PRINCIPAL HOLDERS OF SECURITIES .........................................   35
DETERMINATION OF NET ASSET VALUE ........................................   36
PURCHASE AND REDEMPTION OF SHARES .......................................   37
A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS .........   38
DIVIDENDS, DISTRIBUTIONS, AND TAXES .....................................   41
OTHER INFORMATION .......................................................   46
INDEX PUBLISHERS ........................................................   48
COUNSEL .................................................................   48
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN .............   48
FINANCIAL STATEMENTS ....................................................   49
APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES .....  A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on August 6, 1999. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any series belong to that series. Each series has its own assets and liabilities.


Each Fund is an open-end management investment company. Currently, the Trust offers shares of the following series: S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, OTC 2x Strategy Fund, Inverse OTC 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund and the Inverse Russell 2000(R) 2x Strategy Fund (the "Funds").

For the period from December 31, 2000 to January 1, 2007, the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, OTC 2x Strategy Fund, Inverse OTC 2x Strategy Fund, Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" structure. Effective January 1, 2007, the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, OTC 2x Strategy Fund, Inverse OTC 2x Strategy Fund, Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund pursue their respective investment objectives directly and the assets and liabilities of each Fund's corresponding master fund has been transferred to the Fund.

The Funds currently offer A-Class Shares, C-Class Shares, and H-Class Shares. The different classes provide for variations in sales charges and certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements with respect to a class are described in the separate prospectus applicable to such class (together the "Prospectuses"). For more information on shareholder servicing and distribution see "Management of the Trust--Distribution" below. Additional series and/or classes may be created from time to time.


INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS


GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.


Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with a Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without violating the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING


Each Fund may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value ("NAV") per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.


Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

EQUITY SECURITIES


Each of the Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of a Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.


o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.


o SMALL AND MEDIUM-CAPITALIZATION ISSUERS. Investing in equity securities of small and medium-capitalization companies often involves greater risk than is customarily associated with investments in large capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPs"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FUTURES AND OPTIONS TRANSACTIONS


FUTURES AND OPTIONS ON FUTURES. Each of the Funds may engage in futures and options transactions as described below. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.


An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.


When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Each Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. Each Fund may buy put and call options and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's respective investment objective.


A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The board of trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by a Fund, to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES


While none of the Funds anticipate doing so, each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. A

Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in (i) the securities of other investment companies if such securities are the only investment securities held by the Fund; (ii) the securities of a money market fund; or (iii) the securities of other Rydex Funds.


If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.


Investment companies may include index-based investments such as other ETFs, which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). ETFs may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.


LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.


Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.


PORTFOLIO TURNOVER

As discussed in the Funds' Prospectuses, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "Rydex Account Policies" and "Financial Highlights" in the Funds' Prospectuses.) Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year.

REPURCHASE AGREEMENTS


Each Fund may enter into repurchase agreements with financial institutions. Each Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a Fund, amounts to more than 15% of the Fund's net assets. The investments of a Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

Each Fund may use reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be advantageous to do so. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

Each Fund may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Funds close their short positions or replace the borrowed security, each Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

STOCK INDEX FUTURES CONTRACTS

Each Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.


At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, a Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).


SWAP AGREEMENTS

Each Fund may enter into swap agreements, including, but not limited to, equity index, interest rate and total return swap agreements. A Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").


A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. No Fund will enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.


Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.


Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a

Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.


TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.


U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the

Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).


Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.


INVESTMENT RESTRICTIONS


FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.


Each Fund shall not:

      1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

      2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
            (iii) lend its securities.

      3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

      4. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

      5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

      6. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

      7. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES


The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.


Each Fund shall not:

      1.    Invest in real estate limited partnerships.

      2. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

      3.    Invest in companies for the purpose of exercising control.

      4. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
            Section 18 of the 1940 Act.

      5. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

      6. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.


Each Fund, except for the Russell 2000(R) 2x Strategy Fund and Inverse Russell 2000(R) 2x Strategy Fund shall not:


      7.    Invest in mineral leases.

      8.    Invest in warrants.




With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.


For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Funds paid the following brokerage commissions at the master fund level except for the Russell 2000(R) 2x Strategy Fund and Inverse Russell 2000(R) 2x Strategy Fund:

--------------------------------------------------------------------------------------------------------------
                                                            AGGREGATE          AGGREGATE          AGGREGATE
                                                            BROKERAGE          BROKERAGE          BROKERAGE
                                               FUND        COMMISSIONS        COMMISSIONS        COMMISSIONS
                                            INCEPTION     DURING FISCAL      DURING FISCAL      DURING FISCAL
               FUND NAME                       DATE      YEAR ENDED 2004    YEAR ENDED 2005    YEAR ENDED 2006
--------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                     05/19/00      $  580,116*         $213,442*         $ 96,007*
--------------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund             05/19/00      $  367,650*         $171,772*         $102,049*
--------------------------------------------------------------------------------------------------------------
OTC 2x Strategy Fund                         05/24/00      $1,027,434*         $792,084*         $930,196*
--------------------------------------------------------------------------------------------------------------
Inverse OTC 2x Strategy Fund                 05/23/00      $  595,808*         $411,473*         $372,875*
--------------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund                         02/20/04      $   91,443*         $ 96,002*         $ 93,503*
--------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund                 02/20/04      $   33,121*         $ 53,199*         $ 40,395*
--------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund             05/31/06                **                **        $ 82,206***
--------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy Fund     05/31/06                **                **        $ 21,103***
--------------------------------------------------------------------------------------------------------------

* Prior to January 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

***   From commencement of operations on May 31, 2006.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


For the Trust's fiscal year ended December 31, 2006, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor at the master fund level except for the Russell 2000(R) 2x Strategy Fund and Inverse Russell 2000(R) 2x Strategy Fund:

-----------------------------------------------------------------------------------------
                                            TOTAL DOLLAR AMOUNT    TOTAL DOLLAR AMOUNT OF
                                                OF BROKERAGE       TRANSACTIONS INVOLVING
                                              COMMISSIONS FOR       BROKERAGE COMMISSIONS
               FUND NAME                     RESEARCH SERVICES      FOR RESEARCH SERVICES
-----------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                         $ 8,087*              $ 63,238,728*
-----------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund                 $     0*              $          0*
-----------------------------------------------------------------------------------------
OTC 2x Strategy Fund                             $49,451*              $310,437,252*
-----------------------------------------------------------------------------------------
Inverse OTC 2x Strategy Fund                     $     0*              $          0*
-----------------------------------------------------------------------------------------
Dow 2x Strategy Fund                             $ 7,660*              $ 72,250,840*
-----------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund                     $     0*              $          0*
-----------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund                 $10,731**             $ 44,951,453**
-----------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy Fund         $     0**             $          0**
-----------------------------------------------------------------------------------------

* Prior to January 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    From commencement of operations on May 31, 2006.


BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. With respect to orders placed with the Distributor for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Funds paid the following in brokerage commissions to affiliates at the master fund level except for the Russell 2000(R) 2x Strategy Fund and Inverse Russell 2000(R) 2x Strategy Fund:

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PERCENTAGE OF        PERCENTAGE OF
                                                                                           TOTAL                TOTAL
                                                         AGGREGATE DOLLAR AMOUNT         BROKERAGE            BROKERAGE
                                                         OF BROKERAGE COMMISSIONS       COMMISSIONS          TRANSACTIONS
                                              FUND          PAID TO AFFILIATES       PAID TO AFFILIATED    EFFECTED THROUGH
                                            INCEPTION    ------------------------        BROKERS IN         AFFILIATES IN
                    FUND NAME                 DATE       2004     2005     2006             2006                 2006
---------------------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                    05/19/00     $712*   $    0*   $  0*            0%*                 0%*
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                       PERCENTAGE OF        PERCENTAGE OF
                                                                                           TOTAL                TOTAL
                                                         AGGREGATE DOLLAR AMOUNT         BROKERAGE            BROKERAGE
                                                         OF BROKERAGE COMMISSIONS       COMMISSIONS          TRANSACTIONS
                                              FUND          PAID TO AFFILIATES       PAID TO AFFILIATED    EFFECTED THROUGH
                                            INCEPTION    ------------------------        BROKERS IN         AFFILIATES IN
                    FUND NAME                 DATE       2004     2005     2006             2006                 2006
---------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund            05/19/00     $  0*   $    0*   $  0*            0%*                 0%*
---------------------------------------------------------------------------------------------------------------------------
OTC 2x Strategy Fund                        05/24/00     $  0*   $    0*   $  0*            0%*                 0%*
---------------------------------------------------------------------------------------------------------------------------
Inverse OTC 2x Strategy Fund                05/23/00     $  0*   $    0*   $  0*            0%*                 0%*
---------------------------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund                        02/20/04     $  0*   $1,076*   $  0*            0%*                 0%*
---------------------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund                02/20/04     $  0*   $    0*   $  0*            0%*                 0%*
---------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund            05/31/06         **        **  $  0***          0%***               0%***
---------------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy Fund    05/31/06         **        **  $  0***          0%***               0%***
---------------------------------------------------------------------------------------------------------------------------

* Prior to January 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

***   From commencement of operations on May 31, 2006.

SECURITIES OF "REGULAR BROKER-DEALERS." A Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of December 31, 2006, the Funds held the following securities of the Trust's "regular brokers or dealers" at the master fund level except for the Russell 2000(R) 2x Strategy Fund and Inverse Russell 2000(R) 2x Strategy Fund:

--------------------------------------------------------------------------------------------------------------------------
                                                                                                         TOTAL $ AMOUNT OF
                                                                                                           SECURITIES OF
                                                                                                            EACH REGULAR
                                                       FULL NAME OF                                        BROKER-DEALER
            DYNAMIC FUND                              BROKER/DEALER                TYPE OF SECURITY             HELD
--------------------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund*                      UBS Financial Services, Inc.      Repurchase Agreement       $51,282,845
                                               ---------------------------------------------------------------------------
                                                  Lehman Brothers, Inc.          Repurchase Agreement       $39,176,487
                                               ---------------------------------------------------------------------------
                                                           CSFB                  Repurchase Agreement       $ 5,299,227
                                               ---------------------------------------------------------------------------
                                                  Bank of America Corp.              Common Stock           $ 5,013,268
                                               ---------------------------------------------------------------------------
                                               Merrill Lynch and Co., Inc.           Common Stock           $ 1,720,209
                                               ---------------------------------------------------------------------------
                                                Goldman Sachs Group, Inc.            Common Stock           $ 1,774,215
                                               ---------------------------------------------------------------------------
                                                  Lehman Brothers, Inc.              Common Stock           $   865,569
                                               ---------------------------------------------------------------------------
                                                Bank of New York Co., Inc.           Common Stock           $   629,211
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                         TOTAL $ AMOUNT OF
                                                                                                           SECURITIES OF
                                                                                                            EACH REGULAR
                                                       FULL NAME OF                                        BROKER-DEALER
            DYNAMIC FUND                              BROKER/DEALER                TYPE OF SECURITY             HELD
--------------------------------------------------------------------------------------------------------------------------
                                                 Bear Stearns Cos., Inc.             Common Stock           $   398,811
--------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund*              UBS Financial Services, Inc.      Repurchase Agreement       $71,552,947
                                               ---------------------------------------------------------------------------
                                                  Lehman Brothers, Inc.          Repurchase Agreement       $70,771,564
                                               ---------------------------------------------------------------------------
                                                           CSFB                  Repurchase Agreement       $56,240,137
--------------------------------------------------------------------------------------------------------------------------
OTC 2x Strategy Fund*                          UBS Financial Services, Inc.      Repurchase Agreement       $23,527,158
                                               ---------------------------------------------------------------------------
                                                  Lehman Brothers, Inc.          Repurchase Agreement       $18,160,121
                                               ---------------------------------------------------------------------------
                                                           CSFB                  Repurchase Agreement       $ 2,431,140
--------------------------------------------------------------------------------------------------------------------------
Inverse OTC 2x Strategy Fund*                  UBS Financial Services, Inc.      Repurchase Agreement       $65,965,465
                                               ---------------------------------------------------------------------------
                                                  Lehman Brothers, Inc.          Repurchase Agreement       $50,645,833
                                               ---------------------------------------------------------------------------
                                                           CSFB                  Repurchase Agreement       $85,384,439
--------------------------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund*                          UBS Financial Services, Inc.      Repurchase Agreement       $ 2,114,575
                                               ---------------------------------------------------------------------------
                                                  Lehman Brothers, Inc.          Repurchase Agreement       $ 4,198,585
                                               ---------------------------------------------------------------------------
                                                           CSFB                  Repurchase Agreement       $   218,506
--------------------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund*                  UBS Financial Services, Inc.      Repurchase Agreement       $36,721,459
                                               ---------------------------------------------------------------------------
                                                  Lehman Brothers, Inc.          Repurchase Agreement       $40,133,603
                                               ---------------------------------------------------------------------------
                                                           CSFB                  Repurchase Agreement       $ 3,794,551
--------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund                 UBS Financial Services, Inc.    Repurchase Agreement       $15,676,213
                                               ---------------------------------------------------------------------------
                                                  Lehman Brothers, Inc.          Repurchase Agreement       $11,298,809
                                               ---------------------------------------------------------------------------
                                                           CSFB                  Repurchase Agreement       $ 6,325,539
--------------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy Fund       UBS Financial Services, Inc.      Repurchase Agreement       $33,159,337
                                               ---------------------------------------------------------------------------
                                                  Lehman Brothers, Inc.          Repurchase Agreement       $23,899,968
                                               ---------------------------------------------------------------------------
                                                           CSFB                  Repurchase Agreement       $ 9,442,411
--------------------------------------------------------------------------------------------------------------------------

* Prior to January 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and all securities of "regular broker-dealers" were held by the corresponding master fund. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, all securities of "regular broker-dealers" are now held by the Funds directly.


MANAGEMENT OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                           THE TRUST, TERM                                                   FUND COMPLEX
      NAME, ADDRESS         OF OFFICE AND                                                     OVERSEEN
       AND AGE OF           LENGTH OF TIME               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/       OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER            SERVED                     DURING PAST 5 YEARS                 OFFICER           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum (36)      Trustee and        PADCO ADVISORS, INC. AND PADCO ADVISORS            248           None.
                           Secretary from     II, INC. (RYDEX INVESTMENTS):
                           2005 to present.   Chief Investment Officer, President and
                                              Secretary from August 2006 to present;
                                              Executive Vice President of PADCO
                                              Advisors, Inc. from December 2002 to May
                                              2004, and PADCO Advisors II, Inc. from
                                              December 2002 to May 2004; Chief Operating
                                              Officer PADCO Advisors, Inc. from October
                                              2003 to May 2004 and PADCO Advisors II,
                                              Inc. from December 2003 to May 2004; and
                                              President from May 2004 to August 2006

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              President and Secretary from October 2003
                                              to March 2007

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              President and Secretary from October 2003
                                              to March 2007

                                              RYDEX DISTRIBUTORS, INC.:
                                              Secretary from December 2001 to May 2004;
                                              Executive Vice President from December
                                              2002 to May 2004; and Chief Operating
                                              Officer from December 2003 to May 2004

                                              RYDEX FUND SERVICES, INC.:
                                              Secretary from December 2002 to present;
                                              Executive Vice President from December
                                              2002 to August 2006; and Chief Operating
                                              Officer from December 2003 to May 2004

                                              RYDEX HOLDINGS, INC.:
                                              Secretary from December 2005 to present
                                              and Executive Vice President from December
                                              2005 to August 2006
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                           THE TRUST, TERM                                                   FUND COMPLEX
      NAME, ADDRESS         OF OFFICE AND                                                     OVERSEEN
       AND AGE OF           LENGTH OF TIME               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/       OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER            SERVED                     DURING PAST 5 YEARS                 OFFICER           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                              ADVISOR RESEARCH CENTER, INC.:
                                              Secretary from May 2006 to present and
                                              Executive Vice President from May 2006 to
                                              August 2006

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Manager and Secretary  from  September 2005
                                              to present
------------------------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur (54)   Trustee from       PADCO  ADVISORS,  INC. AND PADCO  ADVISORS         248           None.
                           2004 to            II, INC. (RYDEX INVESTMENTS):
                           present;           Chief Executive Officer from May 2004 to
                           President from     present; Treasurer from December 2002 to
                           2003 to            present; Executive Vice President of PADCO
                           present; Vice      Advisors, Inc. from December 2002 to
                           President from     October 2003, and PADCO Advisors II, Inc.
                           1997 to            from December 2002 to December 2003;
                           present; and       President of PADCO Advisors, Inc. from
                           Treasurer from     October 2003 to May 2004, and PADCO
                           1997 to 2003.      Advisors II, Inc. from December 2002 to
                                              May 2004; and Chief Executive Officer of
                                              PADCO Advisors, Inc. from October 2003 to
                                              May 2004 and PADCO Advisors II, Inc. from
                                              December 2003 to May 2004

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              Treasurer from October 2003 to March 2007,
                                              and Executive Vice President from October
                                              2003 to August 2006

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              Treasurer from October 2003 to March 2007,
                                              and Executive Vice President from October
                                              2003 to August 2006

                                              RYDEX DISTRIBUTORS, INC.:
                                              President and Chief Executive Officer from
                                              December 2003 to present;
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                           THE TRUST, TERM                                                   FUND COMPLEX
      NAME, ADDRESS         OF OFFICE AND                                                      OVERSEEN
       AND AGE OF           LENGTH OF TIME               PRINCIPAL OCCUPATION(S)             BY TRUSTEE/       OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER            SERVED                     DURING PAST 5 YEARS                 OFFICER           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                              Treasurer from December 2002 to present;
                                              Executive Vice President from December
                                              2002 to December 2003; and Vice President
                                              from December 2001 to December 2002

                                              RYDEX FUND SERVICES, INC.:
                                              President and Chief Executive Officer from
                                              December 2003 to present; Treasurer from
                                              December 2002 to present; President from
                                              December 2002 to December 2003; and
                                              Executive Vice President from December
                                              2001 to December 2002

                                              RYDEX HOLDINGS, INC.:
                                              Chief Executive Officer, President and
                                              Treasurer from December 2005 to present

                                              ADVISOR RESEARCH CENTER, INC.:
                                              Chief Executive Officer, President and
                                              Treasurer from May 2006 to present

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Manager, Chief Executive Officer and
                                              Treasurer from September 2005 to present
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour (61)     Trustee and        Retired from August 2006 to present.               248           None.
                           Member of the      Owner and President of Schield Management
                           Audit and          Company (registered investment adviser)
                           Nominating         from 2005 to 2006; and Senior Vice
                           Committees from    President of Marketing and Co-Owner of
                           1999 to present.   Schield Management Company from 1985 to
                                              2005.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                           THE TRUST, TERM                                                   FUND COMPLEX
      NAME, ADDRESS         OF OFFICE AND                                                      OVERSEEN
       AND AGE OF           LENGTH OF TIME          PRINCIPAL OCCUPATION(S)                  BY TRUSTEE/       OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER            SERVED                DURING PAST 5 YEARS                      OFFICER           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton (65)     Trustee and        Retired.                                           248           None.
                           Member of the
                           Nominating
                           Committee from
                           1999 to
                           present; and
                           Chairman of the
                           Audit Committee
                           from 1999 to
                           present.
------------------------------------------------------------------------------------------------------------------------------------
John O. Demaret (66)       Trustee and        Retired.                                           248           None.
                           Member of the
                           Audit and
                           Nominating
                           Committees from
                           1999 to
                           present; and
                           Chairman of the
                           Board from 2006
                           to present.
------------------------------------------------------------------------------------------------------------------------------------
Werner E. Keller (66)      Trustee and        Founder and President of Keller Partners,          248           None.
                           Member of the      LLC (registered investment adviser) from
                           Audit and          2005 to present; and Retired from 2001 to
                           Nominating         2005.
                           Committees from
                           2005 to present.
------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon (46)       Trustee and        President of Global Trends Investments             248           None.
                           Member of the      (registered investment adviser) from 1996
                           Audit and          to present.
                           Nominating
                           Committees from
                           2005 to present.
------------------------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville      Trustee and        Chief Executive Officer of Par Industries,         248           None.
(64)                       Member of the      Inc., d/b/a Par Leasing from 1977 to
                           Audit Committee    present.
                           from 1999 to
                           present; and
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                           THE TRUST, TERM                                                   FUND COMPLEX
      NAME, ADDRESS         OF OFFICE AND                                                      OVERSEEN
       AND AGE OF           LENGTH OF TIME          PRINCIPAL OCCUPATION(S)                  BY TRUSTEE/       OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER            SERVED                DURING PAST 5 YEARS                      OFFICER           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                           Chairman of the
                           Nominating
                           Committee from
                           1999 to present.
------------------------------------------------------------------------------------------------------------------------------------
Roger Somers (62)          Trustee and        Founder and Chief Executive Officer of             248           None.
                           Member of the      Arrow Limousine from 1965 to present.
                           Audit and
                           Nominating
                           Committees from
                           1999 to present.
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Nick Bonos (43)            Vice President     Senior Vice President of Rydex Fund                248           Not Applicable.
                           and Treasurer      Services, Inc. from 2003 to present; and
                           from 2003 to       Vice President of Accounting, Rydex Fund
                           present.           Services, Inc. from 2000 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney (40)     Chief              Vice President of Rydex Fund Services,             248           Not Applicable.
                           Compliance         Inc. from 2004 to present; and Vice
                           Officer from       President of Compliance of Rydex
                           2004 to            Investments from 2000 to present.
                           present; and
                           Secretary from
                           2000 to present.
------------------------------------------------------------------------------------------------------------------------------------

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the

Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four times in the most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies, if any, on the Trust's Board. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members. The Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee met one time during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Other than the Funds listed below, none of the Trustees beneficially own shares of the Funds as of December 31, 2006. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                  DOLLAR RANGE OF FUND     SHARES IN ALL RYDEX FUNDS
            NAME                          FUND NAME                    SHARES (1)          OVERSEEN BY TRUSTEE (1,2)
-----------------------------------------------------------------------------------------------------------------------
                                                 INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Michael P. Byrum                            None                          None                   over $100,000
-----------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur                         None                          None                   over $100,000
-----------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Corey A. Colehour                           None                          None                   over $100,000
-----------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton                           None                          None                 $10,001 - $50,000
-----------------------------------------------------------------------------------------------------------------------
John O. Demaret                             None                          None                   over $100,000
-----------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon                             None                          None                        None
-----------------------------------------------------------------------------------------------------------------------

                                    OTC 2x Strategy Fund             Over $100,000
                             --------------------------------------------------------------      Over $100,000
Werner E. Keller                      Russell 2000(R)                Over $100,000
                                      2x Strategy Fund
-----------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville                       None                          None                 $50,001 - $100,000
-----------------------------------------------------------------------------------------------------------------------

                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                  DOLLAR RANGE OF FUND     SHARES IN ALL RYDEX FUNDS
            NAME                          FUND NAME                    SHARES (1)          OVERSEEN BY TRUSTEE (1,2)
-----------------------------------------------------------------------------------------------------------------------
                                  S&P 500 2x Strategy Fund         $50,001 - $100,000            over $100,000
                                  ---------------------------------------------------------
Roger J. Somers                     OTC 2x Strategy Fund             Over $100,000
-----------------------------------------------------------------------------------------------------------------------

1     Information provided is as of December 31, 2006.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD AND OFFICER COMPENSATION. The following table sets forth compensation paid by the Trust for the fiscal year ended December 31, 2006:

-------------------------------------------------------------------------------------------------------
                                                      PENSION OR
                                                      RETIREMENT
                                                       BENEFITS            ESTIMATED         TOTAL
                                AGGREGATE           ACCRUED AS PART         ANNUAL        COMPENSATION
                              COMPENSATION            OF TRUST'S         BENEFITS UPON      FROM FUND
      NAME OF PERSON           FROM TRUST              EXPENSES            RETIREMENT       COMPLEX *
-------------------------------------------------------------------------------------------------------
                                            INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------
Michael P. Byrum**              $     0                   $0                  $0            $      0
-------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur**           $     0                   $0                  $0            $      0
-------------------------------------------------------------------------------------------------------
                                            INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------
Corey A. Colehour               $16,450                   $0                  $0            $105,500
-------------------------------------------------------------------------------------------------------
J. Kenneth Dalton               $16,450                   $0                  $0            $105,500
-------------------------------------------------------------------------------------------------------
John O. Demaret                 $17,350                   $0                  $0            $113,000
-------------------------------------------------------------------------------------------------------
Werner E. Keller                $16,450                   $0                  $0            $105,500
-------------------------------------------------------------------------------------------------------
Thomas F. Lydon                 $16,450                   $0                  $0            $105,500
-------------------------------------------------------------------------------------------------------
Patrick T. McCarville           $16,450                   $0                  $0            $105,500
-------------------------------------------------------------------------------------------------------
Roger J. Somers                 $16,450                   $0                  $0            $105,500
-------------------------------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Variable Trust, and Rydex Series Funds.

** Messrs. Verboncoeur and Byrum are interested trustees, as defined above. As officers of the Advisor, they do not receive compensation from the Trust.


CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, the Servicer and the Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.


PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at WWW.SEC.GOV.


THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on July 5, 1994, together with PADCO II Advisors, Inc., a registered investment adviser under common control and does business under the name Rydex Investments. The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.


Under an investment advisory agreement with the Advisor, dated April 30, 2004, the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of December 31, 2006, assets under management of the Advisor were approximately $14.7 billion. Pursuant to the advisory agreement with the Advisor, each Fund pays the Advisor a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund. The Advisor may, from time to time reimburse certain expenses of the Funds in order to limit the Funds' operating expenses as described in the Prospectuses.


The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Funds paid the following investment advisory fees to the Advisor at the master fund level except for the Russell 2000(R) 2x Strategy Fund and Inverse Russell 2000(R) 2x Strategy Fund:

----------------------------------------------------------------------------------------------------------------
                                                                     ADVISORY       ADVISORY         ADVISORY
                                             FUND                 FEES PAID FOR   FEES PAID FOR   FEES PAID FOR
                                           INCEPTION   ADVISORY    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
        FUND NAME                            DATE        FEE        ENDED 2004     ENDED 2005       ENDED 2006
----------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                   05/19/00      0.90%     $3,174,901*    $ 3,353,068*    $ 2,764,337*
----------------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund           05/19/00      0.90%     $3,555,042*    $ 3,184,547*    $ 3,614,232*
----------------------------------------------------------------------------------------------------------------
OTC 2x Strategy Fund                       05/24/00      0.90%     $4,948,104*    $ 5,033,982*    $ 4,221,125*
----------------------------------------------------------------------------------------------------------------
Inverse OTC 2x Strategy Fund               05/23/00      0.90%     $4,572,427*    $ 4,593,027*    $ 4,061,782*
----------------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund                       02/20/04      0.90%     $  130,584*    $   273,636*    $   329,352*
----------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund               02/20/04      0.90%     $  112,552*    $   356,937*    $   547,920*
----------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund           05/31/06      0.90%          **             **         $   165,379***
----------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy Fund   05/31/06      0.90%          **             **         $   250,813***
----------------------------------------------------------------------------------------------------------------

* Prior to January 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the advisory fees were paid by the corresponding master fund. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

***   From commencement of operations on May 31, 2006.


PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.


OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

----------------------------------------------------------------------------------------------
                         REGISTERED               OTHER POOLED
                   INVESTMENT COMPANIES 1,2   INVESTMENT VEHICLES 1       OTHER ACCOUNTS 1
                   ---------------------------------------------------------------------------
                    NUMBER                    NUMBER                    NUMBER
                      OF                        OF                        OF
      NAME         ACCOUNTS   TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------
Michael P. Byrum     135       $14 billion       0           N/A          6       Less than $5
                                                                                     million
----------------------------------------------------------------------------------------------
James R. King        135       $14 billion       0           N/A          3       Less than $5
                                                                                     million
----------------------------------------------------------------------------------------------
Michael Dellapa      135       $14 billion       0           N/A          7       Less than $5
                                                                                     million
----------------------------------------------------------------------------------------------

1     Information provided is as of December 31, 2006.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $91.6 million in assets under management as of December 29, 2006.


CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio manager. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500(R) Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by the Funds, see "Investments and Risks - A Brief Guide to the Benchmarks" in the Funds' Prospectuses. An internal benchmark, such as the inverse of the S&P 500(R) Index, will be used when an external benchmark is not available. The performance of the portfolio managers in carrying out the Funds' investment strategies will be evaluated in relation to the investment returns of each Fund's Underlying Index. To the extent that a portfolio manager manages accounts other than the Funds, the performance of the portfolio manager in managing such accounts will similarly be evaluated by the Advisor in relation to the account's performance as compared to various internal and external performance benchmarks as determined appropriate by the Advisor. For the Funds, the portfolio managers' performance will be compared in part to the performance of the Funds' Underlying Indices, as that term is defined in the Funds' Prospectus. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO  MANAGERS.  As of December 31, 2006,  none of the portfolio managers beneficially owned shares of the Funds. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.


THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by the Servicer, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.


For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Funds paid the Servicer the following fees:

----------------------------------------------------------------------------------------------------------------
                                                       SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                              FUND      FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                           INCEPTION         ENDED               ENDED               ENDED
               FUND NAME                      DATE           2004                2005                2006
----------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                   05/19/00       $   881,455         $   931,706        $   767,493
----------------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund           05/19/00       $   986,937         $   884,148        $ 1,003,468
----------------------------------------------------------------------------------------------------------------
OTC 2x Strategy Fund                       05/24/00       $ 1,373,736         $ 1,397,885        $ 1,172,105
----------------------------------------------------------------------------------------------------------------
Inverse OTC 2x Strategy Fund               05/23/00       $ 1,269,393         $ 1,275,464        $ 1,127,743
----------------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund                       02/20/04       $    36,261         $    75,981        $    91,444
----------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund               02/20/04       $    31,267         $    99,116        $   152,132
----------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund           05/31/06            *                   *             $    45,939**
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                       SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                              FUND      FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                           INCEPTION         ENDED               ENDED               ENDED
               FUND NAME                      DATE           2004                2005                2006
----------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy Fund   05/31/06            *                   *             $    69,670**
----------------------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

**    From commencement of operations on May 31, 2006.


Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of 0.15% of the average daily net assets of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.


For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Funds paid the Servicer the following fees:

----------------------------------------------------------------------------------------------------------------
                                                           ACCOUNTING         ACCOUNTING          ACCOUNTING
                                              FUND     SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                           INCEPTION    FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
               FUND NAME                      DATE         ENDED 2004         ENDED 2005          ENDED 2006
----------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                   05/19/00        $ 528,873           $ 558,645          $ 460,496
----------------------------------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund           05/19/00        $ 592,162           $ 530,489          $ 602,081
----------------------------------------------------------------------------------------------------------------
OTC 2x Strategy Fund                       05/24/00        $ 824,242           $ 838,731          $ 703,263
----------------------------------------------------------------------------------------------------------------
Inverse OTC 2x Strategy Fund               05/23/00        $ 761,636           $ 765,279          $ 676,646
----------------------------------------------------------------------------------------------------------------
Dow 2x Strategy Fund                       02/20/04        $  21,756           $  45,588          $  54,866
----------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund               02/20/04        $  18,760           $  59,470          $  91,279
----------------------------------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund           05/31/06            *                   *              $  27,563**
----------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy Fund   05/31/06            *                   *              $  41,802**
----------------------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

**    From commencement of operations on May 31, 2006.


DISTRIBUTION

Pursuant to the Distribution Agreement adopted by the Trust, the Distributor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly-owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds' current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS DISTRIBUTION PLAN - The Funds have adopted a Distribution Plan applicable to A-Class Shares. Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.

Following, are the fees paid pursuant to the A-Class Distribution Plan for the fiscal period ended December 31, 2006:

---------------------------------------------------------------------------------------
                                                FUND
               FUND NAME                   INCEPTION DATE   12b-1 FEE   12b-1 FEES PAID
---------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                      05/19/00        0.25%        $ 18,965
---------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund              05/19/00        0.25%        $ 24,088
---------------------------------------------------------------------------------------
OTC 2x Strategy Fund                          05/24/00        0.25%        $ 19,859
---------------------------------------------------------------------------------------
Inverse OTC 2x Strategy Fund                  05/23/00        0.25%        $ 17,062
---------------------------------------------------------------------------------------
Dow 2x Strategy Fund                          02/20/04        0.25%        $  5,100
---------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund                  02/20/04        0.25%        $  5,669
---------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund              05/31/06        0.25%        $  1,126*
---------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy Fund      05/31/06        0.25%        $  1,534*
---------------------------------------------------------------------------------------

*     From commencement of operations on May 31, 2006.


C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated service providers, may receive up to 1.00% of each Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.


Following, are the fees paid under the C-Class Distribution and Shareholder Servicing Plan for the fiscal period ended December 31, 2006:

---------------------------------------------------------------------------------------
                                                FUND
               FUND NAME                   INCEPTION DATE   12b-1 FEE   12b-1 FEES PAID
---------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                      05/19/00        1.00%        $ 568,728
---------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund              05/19/00        1.00%        $ 352,079
---------------------------------------------------------------------------------------
OTC 2x Strategy Fund                          05/24/00        1.00%        $ 523,520
---------------------------------------------------------------------------------------
Inverse OTC 2x Strategy Fund                  05/23/00        1.00%        $ 349,437
---------------------------------------------------------------------------------------
Dow 2x Strategy Fund                          02/20/04        1.00%        $  39,415
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                FUND
               FUND NAME                   INCEPTION DATE   12b-1 FEE   12b-1 FEES PAID
---------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund                  02/20/04        1.00%        $  36,398
---------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund              05/31/06        1.00%        $  10,352*
---------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy Fund      05/31/06        1.00%        $   9,939*
---------------------------------------------------------------------------------------

*     From commencement of operations on May 31, 2006.


H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund has adopted a Distribution Plan and a Shareholder Services Plan for its H-Class Shares. Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated service providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.


Following, are the fees paid under the H-Class Distribution Plan for the fiscal period ended December 31, 2006:

---------------------------------------------------------------------------------------
                                                FUND
               FUND NAME                   INCEPTION DATE   12b-1 FEE   12b-1 FEES PAID
---------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund                      05/19/00         0.25%     $   606,345
---------------------------------------------------------------------------------------
Inverse S&P 500 2x Strategy Fund              05/19/00         0.25%     $   891,360
---------------------------------------------------------------------------------------
OTC 2x Strategy Fund                          05/24/00         0.25%     $ 1,021,367
---------------------------------------------------------------------------------------
Inverse OTC 2x Strategy Fund                  05/23/00         0.25%     $ 1,023,321
---------------------------------------------------------------------------------------
Dow 2x Strategy Fund                          02/20/04         0.25%     $    76,490
---------------------------------------------------------------------------------------
Inverse Dow 2x Strategy Fund                  02/20/04         0.25%     $   137,364
---------------------------------------------------------------------------------------
Russell 2000(R) 2x Strategy Fund              05/31/06         0.25%     $    42,224*
---------------------------------------------------------------------------------------
Inverse Russell 2000(R) 2x Strategy Fund      05/31/06         0.25%     $    65,652*
---------------------------------------------------------------------------------------

*     From commencement of operations on May 31, 2006.


DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of a Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the service provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested trustees' fees and expenses; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each Fund pays an equal portion of the Trustee fees and expenses for attendance at Board meetings for the members of the Board who are not affiliated with or interested persons of the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery
Program that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES


As of April 2, 2007, the Funds did not have any record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds. From time to time, certain shareholders may beneficially own a large percentage of the Fund's outstanding shares, and therefore may be deemed to "control" a Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's outstanding voting securities. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating NAV." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but the shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by a Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for a Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for a Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by a Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes, which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES


MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. The Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares. However, a Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.


TAX CONSEQUENCES

Note that in the case of a redemption of tax-qualified retirement plans, a withdrawal of amounts from such a plan may have adverse tax consequences. A shareholder contemplating such a withdrawal should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange, or any foreign market where the Funds' securities trade is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

--------------------------------------------------------------------------------
                                                 AUTHORIZED DEALER COMMISSION
AMOUNT OF INVESTMENT                                AS % OF OFFERING PRICE
--------------------------------------------------------------------------------
Less than $100,000                                           4.00%
--------------------------------------------------------------------------------
$100,000 but less than $250,000                              3.00%
--------------------------------------------------------------------------------
$250,000 but less than $500,000                              2.25%
--------------------------------------------------------------------------------
$500,000 but less than 1,000,000                             1.20%
--------------------------------------------------------------------------------
Greater than 1,000,000                                       1.00%
--------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

      AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class share (other than A-Class Shares of the U.S. Government Money Market Fund) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

o     solely controlled business accounts;

o     single participant retirement plans; or

o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectuses is not intended as a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY ("RIC") STATUS

A fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the fund's shareholders. The Funds will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies or the securities of one or more qualified publicly traded partnerships (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.


Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to a Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in that Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each Fund, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of a Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

FUND DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Fund's earnings and profits. Each Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses (net capital gains). If such gains are distributed as a capital gains distribution, they are taxable to shareholders at rates applicable to long-term capital gains regardless of how long the shares were held. If any such gains are retained, a Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold, or exchanged.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

Investors should be careful to consider the tax implications of purchasing a Fund's shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distributions. Those investments will be taxable on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by a Fund prior to the investor's purchase.

Each Fund will provide an annual statement to shareholders describing the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction and for the reduced tax rates on qualified dividend income.

SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES

The sale, exchange or redemption of a Fund share is generally a taxable event for the shareholder. Generally, if you hold your shares as a capital asset, gain or loss on the sale, exchange or redemption of a Fund share will be capital gain or loss. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Fund share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of the Fund with respect to such share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Fund shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FEDERAL EXCISE TAX

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year), a Fund will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. Each Fund intends to make sufficient distributions to avoid triggering the tax, but can give no assurances that its distributions will be sufficient to eliminate all excise taxes.




BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAX ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax adviser regarding state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.


Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of April 2, 2007, portfolio holdings information is disclosed to the following entities as part of ongoing arrangements that serve legitimate business purposes:

--------------------------------------------------------------------------------
  INDIVIDUAL/ENTITY                   FREQUENCY                     TIME LAG
--------------------------------------------------------------------------------
Morningstar                            Monthly                 1-5 business days
--------------------------------------------------------------------------------
Lipper                                 Monthly                 1-5 business days
--------------------------------------------------------------------------------
Thomson Financial                     Quarterly                1-5 business days
--------------------------------------------------------------------------------
Standard & Poor's                     Quarterly                1-5 business days
--------------------------------------------------------------------------------
Bloomberg                             Quarterly                1-5 business days
--------------------------------------------------------------------------------
Vickers Stock Research                Quarterly                1-5 business days
--------------------------------------------------------------------------------

The Funds' Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.


As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.


SHAREHOLDER INQUIRIES

Shareholders may visit the Trust's web site at  www.rydexinvestments.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS

The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Frank Russell Company ("Russell"), or by Dow Jones. S&P, Russell, and Dow Jones make no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the S&P Indexes to track general stock market performance. S&P, Russell, and Dow Jones' only relationship to Rydex Investments is the licensing of certain trademarks and trade names of S&P, Russell, and of Dow Jones and of the S&P Indexes, Russell Indexes, and Dow Jones Industrial Average(SM) which is determined, composed and calculated by S&P, Russell, and Dow Jones, respectively, without regard to Rydex Investments or the Rydex Funds. S&P, Russell, and Dow Jones have no obligation to take the needs of Rydex Investments or the owners of the Rydex Funds into consideration in determining, composing or calculating the S&P Indexes, Russell Indexes, or the Dow Jones Industrial Average(SM), respectively. S&P, Russell, and Dow Jones are not responsible for and have not participated in the determination of the prices and amount of the Rydex Funds, the timing of the issuance or sale of the Rydex Funds, or in the determination or calculation of the NAV of the Rydex Funds. S&P, Russell, and Dow Jones have no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.

S&P, RUSSELL, AND DOW JONES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES, RUSSELL INDEXES, OR DOW JONES INDUSTRIAL AVERAGE(SM), RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P, RUSSELL, AND DOW JONES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES, RUSSELL INDEXES, OR DOW JONES INDUSTRIAL AVERAGE(SM) , RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. S&P AND DOW JONES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES, RUSSELL INDEXES, OR DOW JONES INDUSTRIAL AVERAGE(SM) , RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, RUSSELL INDEXES, OR DOW JONES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES, RUSSELL, AND RYDEX INVESTMENTS.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN


PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore, Maryland 21201, serves as the independent registered public accounting firm of the Trust and each of the Funds.


U. S. Bank (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

FINANCIAL STATEMENTS


The Trust's financial statements for the fiscal year ended December 31, 2006, including notes thereto and the report of PricewaterhouseCoopers LLP are incorporated by reference into this SAI. A copy of the Trust's Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I. INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II. PROXY VOTING POLICIES AND PROCEDURES

   A. Proxy Voting Policies

      Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

      The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.


   B. Proxy Voting Procedures

      Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such

Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      o provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      o deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      o provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or serial numbers) on a regular basis; and

      o coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.


III. RESOLVING POTENTIAL CONFLICTS OF INTEREST

      The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:


      o managing a pension plan for a company whose management is soliciting proxies;

      o having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and


      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.


      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:


      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).


IV. SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V. SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI. ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD


      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:


      (i)   The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)  The shareholder meeting date;

      (v)   A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;


      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.


VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      On or before August 6, 2003, Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information,


      With respect to Rydex Investments' Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

      Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                     Vote With Mgt.
B. Chairman and CEO is the Same Person                            Vote With Mgt.
C. Majority of Independent Directors                              Vote With Mgt.
D. Stock Ownership Requirements                                   Vote With Mgt.
E. Limit Tenure of Outside Directors                              Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection  Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                 Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election             Vote With Mgt.
B. Reimburse Proxy Solicitation                                   Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                             Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                            Vote With Mgt.
B.  Cumulative Voting                                             Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                  Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                Case-by-Case
B. Fair Price Provisions                                          Vote With Mgt.
C. Supermajority Shareholder Vote Requirement                     Vote With Mgt.
     To Amend the Charter or Bylaws
D. Supermajority Shareholder Vote Requirement                     Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                            Vote With Mgt.
B. Equal Access                                                   Vote With Mgt.
C. Bundled Proposals                                              Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                     Vote With Mgt.
B. Stock Splits                                                   Vote With Mgt.
C. Reverse Stock Splits                                           Vote With Mgt.
D. Preemptive Rights                                              Vote With Mgt.
E. Share Repurchase Programs                                      Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and                   Case-by-Case
     Directors Pay
B. Shareholder Ratification of Golden and Tin Parachutes          Vote With Mgt.
C. Employee Stock Ownership Plans                                 Vote With Mgt.
D. 401(k) Employee Benefit Plans                                  Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                 Vote With Mgt.
B. Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                       Case-by-Case
B. Corporate Restructuring                                        Vote With Mgt.
C. Spin-Offs                                                      Vote With Mgt.
D. Liquidations                                                   Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                          Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX DYNAMIC FUNDS

                         9601 BLACKWELL ROAD, SUITE 500,
                            ROCKVILLE, MARYLAND 20850

                                  800.820.0888
                                  301.296.5100

                            WWW.RYDEXINVESTMENTS.COM


      This Statement of Additional Information ("SAI") relates to shares of the following portfolios (each a "Fund" and collectively, the "Funds") of the Rydex Dynamic Funds (the "Trust"):

  S&P 500 2X STRATEGY MASTER FUND (FORMERLY, RYDEX DYNAMIC S&P 500 MASTER FUND)
   INVERSE S&P 500 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC S&P 500
                                  MASTER FUND)
         OTC 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC OTC MASTER FUND)
INVERSE OTC 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC OTC MASTER FUND)
         DOW 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC DOW MASTER FUND)
 INVERSE DOW 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC DOW MASTER FUND)
   RUSSELL 2000(R) 2X STRATEGY MASTER FUND (FORMERLY, DYNAMIC RUSSELL 2000(R)
                                  MASTER FUND)
   INVERSE RUSSELL 2000(R) 2X STRATEGY MASTER FUND (FORMERLY, INVERSE DYNAMIC
                          RUSSELL 2000(R) MASTER FUND)

      This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectus dated May 1, 2007 (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. Copies of the Funds' Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust's financial statements for the fiscal year ended December 31, 2006 are included in the Trust's Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.

                       The date of this SAI is May 1, 2007

GENERAL INFORMATION ABOUT THE TRUST .....................................     1

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS ........................     1

INVESTMENT RESTRICTIONS .................................................    13

BROKERAGE ALLOCATION AND OTHER PRACTICES ................................    15

MANAGEMENT OF THE TRUST .................................................    20

PRINCIPAL HOLDERS OF SECURITIES .........................................    33

DETERMINATION OF NET ASSET VALUE ........................................    33

PURCHASE AND REDEMPTION OF SHARES .......................................    34

DIVIDENDS, DISTRIBUTIONS, AND TAXES .....................................    35

OTHER INFORMATION .......................................................    40

INDEX PUBLISHERS ........................................................    42

COUNSEL .................................................................    43

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN .............    43

FINANCIAL STATEMENTS ....................................................    43

APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES .....   A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on August 6, 1999. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any series belong to that series. Each series has its own assets and liabilities.


Each Fund is an open-end management investment company. Currently, the Trust is comprised of the following series: S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, OTC 2x Strategy Fund, Inverse OTC 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund, Inverse Russell 2000(R) 2x Strategy Fund, S&P 500 2x Strategy Master Fund, Inverse S&P 500 2x Strategy Master Fund, OTC 2x Strategy Master Fund, Inverse OTC 2x Strategy Master Fund, Dow 2x Strategy Master Fund, Inverse Dow 2x Strategy Master Fund, Russell 2000(R) 2x Strategy Master Fund and Inverse Russell 2000(R) 2x Strategy Master Fund. The S&P 500 2x Strategy Master Fund, Inverse S&P 500 2x Strategy Master Fund, OTC 2x Strategy Master Fund, Inverse OTC 2x Strategy Master Fund, Dow 2x Strategy Master Fund, Inverse Dow 2x Strategy Master Fund, Russell 2000(R) 2x Strategy Master Fund and Inverse Russell 2000(R) 2x Strategy Master Fund (collectively, the "Master Funds") are designed to serve as master funds in a master-feeder arrangement with the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, OTC 2x Strategy Fund, Inverse OTC 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000(R) 2x Strategy Fund and Inverse Russell 2000(R) 2x Strategy Fund, respectively (the "Feeder Funds").

For the period from December 31, 2000 to January 1, 2007, the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, OTC 2x Strategy Fund, Inverse OTC 2x Strategy Fund, Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" structure. Effective January 1, 2007, the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, OTC 2x Strategy Fund, Inverse OTC 2x Strategy Fund, Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund pursue their respective investment objectives directly and the assets and liabilities of each Fund's corresponding master fund has been transferred to the Fund.

The Feeder Funds currently offer A-Class Shares, C-Class Shares, and H-Class Shares. The different classes provide for variations in sales charges and certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales load is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements with respect to a class are described in the separate prospectus applicable to such class (together the "Prospectuses"). For more information on shareholder servicing and distribution see "Management of the Trust--Distribution" below. Additional series and/or classes may be created from time to time.


INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL


Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectus. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectus.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectus may, consistent with a Fund's investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without violating the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.


BORROWING


Each Fund may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value ("NAV") per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.


Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

EQUITY SECURITIES


Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of a Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The

Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.


o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM-CAPITALIZATION ISSUERS. Investing in equity securities of small and medium-capitalization companies often involves greater risk than is customarily associated with investments in large capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FUTURES AND OPTIONS TRANSACTIONS


FUTURES AND OPTIONS ON FUTURES. Each of the Funds may engage in futures and options transactions as described below. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for BONA FIDE hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.


An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

Each Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. Each Fund may buy put and call options and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's respective investment objective.


A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The board of trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities, which may be invested in by a Fund, to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES


While none of the Funds anticipate doing so, each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in (i) the securities of other investment companies if such securities are the only investment securities held by the Fund; (ii) the securities of a money market fund; or (iii) the securities of other Rydex Funds.


If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.


Investment companies may include index-based investments such as other ETFs, which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). ETFs may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.


LENDING OF PORTFOLIO SECURITIES


Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.


PORTFOLIO TURNOVER


As discussed in the Funds' Prospectus, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "Rydex Account Policies" and "Financial Highlights" in the Funds' Prospectus). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.


"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year.

REPURCHASE AGREEMENTS


Each Fund may enter into repurchase agreements with financial institutions. Each Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a Fund, amounts to more than 15% of the Fund's net assets. The investments of a Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.


REVERSE REPURCHASE AGREEMENTS


Each Fund may use reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be advantageous to do so. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.


SHORT SALES


Each Fund may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Funds close their short positions or replace the borrowed security, each Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.


STOCK INDEX FUTURES CONTRACTS


Each Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.


At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, a Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

SWAP AGREEMENTS


Each Fund may enter into swap agreements, including, but not limited to, equity index, interest rate and total return swap agreements. A Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").


A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. No Fund will enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.


Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.


TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES


Each Fund may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).


Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.


INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES


The following investment limitations (and those set forth in the Prospectus) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.


Each Fund shall not:

      1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

      2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
            (iii) lend its securities.


      3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

      4. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

      5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

      6. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

      7. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.


NON-FUNDAMENTAL POLICIES


The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.


Each Fund shall not:

      1.    Invest in real estate limited partnerships.

      2. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

      3.    Invest in companies for the purpose of exercising control.

      4. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
            Section 18 of the 1940 Act.

      5. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

      6. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.


Each Fund, except for the Russell 2000(R) 2x Strategy Master Fund and Inverse Russell 2000(R) 2x Strategy Master Fund shall not:

      7.    Invest in mineral leases.

      8.    Invest in warrants.


With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.


For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Funds paid the following brokerage commissions:

                                               AGGREGATE              AGGREGATE            AGGREGATE
                                               BROKERAGE              BROKERAGE            BROKERAGE
                               FUND           COMMISSIONS            COMMISSIONS          COMMISSIONS
                            INCEPTION     DURING FISCAL YEAR     DURING FISCAL YEAR      DURING FISCAL
        FUND NAME              DATE           ENDED 2004             ENDED 2005         YEAR ENDED 2006
-------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy          05/19/00         $   580,116            $   213,442          $     96,007*
Master Fund

Inverse S&P 500 2x           05/19/00         $   367,650            $   171,772          $    102,049*
Strategy Master
Fund

OTC 2x Strategy              05/24/00         $ 1,027,434*           $   792,084*         $    930,196*
Master Fund

Inverse OTC                  05/23/00         $   595,808*           $   411,473*         $    372,875*
2x Strategy
Master Fund

Dow 2x Strategy              02/20/04         $    91,443*           $    96,002*         $     93,503*
Master Fund

Inverse Dow 2x               02/20/04         $    33,121*           $    53,199*         $     40,395*
Strategy Master Fund

Russell 2000(R) 2x              **                ***                    ***                   ***
Strategy Master Fund

Inverse Russell                 **                ***                    ***                   ***
2000(R) 2x Strategy
Master Fund

* Prior to January 1, 2007, the Master Funds operated in master-feeder arrangements in which the Feeder Funds pursued their respective investment objectives indirectly through investment in the Master Funds. During this period of time, the brokerage commissions were paid at the master fund level. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and the Feeder Funds now pursue their investment objectives directly. As a result, the Feeder Funds pay all fees and expenses.

**    The Fund has not yet commenced operations.

***   Not in operation for the period indicated.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


For the Trust's fiscal year ended December 31, 2006, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

                                                                            TOTAL DOLLAR AMOUNT OF
                                                  TOTAL DOLLAR AMOUNT OF    TRANSACTIONS INVOLVING
                                                   BROKERAGE COMMISSIONS   BROKERAGE COMMISSIONS FOR
                   FUND NAME                       FOR RESEARCH SERVICES       RESEARCH SERVICES
----------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Master Fund                           $8,087*                $63,238,728*

Inverse S&P 500 2x Strategy Master Fund                     $0*                       $0*

OTC 2x Strategy Master Fund                              $49,451*                $310,437,252*

Inverse OTC 2x Strategy Master Fund                         $0*                       $0*

Dow 2x Strategy Master Fund                               $7,660*                $72,250,840*

Inverse Dow 2x Strategy Master Fund                         $0*                       $0*

Russell 2000(R) 2x Strategy Master Fund                       **                        **

Inverse Russell 2000(R) 2x Strategy Master Fund               **                        **

* Prior to January 1, 2007, the Master Funds operated in master-feeder arrangements in which the Feeder Funds pursued their respective investment objectives indirectly through investment in the Master Funds. During this period of time, the brokerage commissions were paid at the master fund level. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and the Feeder Funds now pursue their investment objectives directly. As a result, the Feeder Funds pay all fees and expenses.

**    Not in operation for the period indicated.


BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. With respect to orders placed with the Distributor for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. These rules further require that commissions paid to the affiliate by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Funds paid the following in brokerage commissions to affiliates:

                                              AGGREGATE DOLLAR AMOUNT OF   PERCENTAGE OF   PERCENTAGE OF
                                                BROKERAGE COMMISSIONS          TOTAL           TOTAL
                                                  PAID TO AFFILIATES         BROKERAGE       BROKERAGE
                                              --------------------------    COMMISSIONS     TRANSACTIONS
                                                                              PAID TO        EFFECTED
                                     FUND                                    AFFILIATED       THROUGH
                                  INCEPTION                                  BROKERS IN    AFFILIATES IN
           FUND NAME                 DATE      2004       2005     2006        2006            2006
--------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Master Fund    05/19/00    $712*      $0*       $0*          0%*            0%*

Inverse S&P 500 2x Strategy        05/19/00     $0*       $0*       $0*          0%*            0%*
Master Fund

OTC 2x Strategy Master Fund        05/24/00     $0*       $0*       $0*          0%*            0%*

Inverse OTC 2x Strategy            05/23/00     $0*       $0*       $0*          0%*            0%*
Master Fund

Dow 2x Strategy Master Fund        02/20/04     $0*     $1,076*     $0*          0%*            0%*

Inverse Dow 2x Strategy Master     02/20/04     $0*       $0        $0*          0%*            0%*
Fund

Russell 2000(R) 2x Strategy           **        ***       ***       ***          ***            ***
Master Fund

Inverse Russell 2000(R) 2x            **        ***       ***       ***          ***            ***
Strategy Master Fund

* Prior to January 1, 2007, the Master Funds operated in master-feeder arrangements in which the Feeder Funds pursued their respective investment objectives indirectly through investment in the Master Funds. During this period of time, the brokerage commissions were paid at the master fund level. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and the Feeder Funds now pursue their investment objectives directly. As a result, the Feeder Funds pay all fees and expenses.

**    The Fund has not yet commenced operations.

***   Not in operation for the period indicated.

SECURITIES OF "REGULAR BROKER-DEALERS." A Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of December 31, 2006, the following Funds held the following securities of the Trust's "regular brokers or dealers":

                                                                                 TOTAL $ AMOUNT OF
                                                                                   SECURITIES OF
                                                                                   EACH REGULAR
       DYNAMIC FUND        FULL NAME OF BROKER/DEALER      TYPE OF SECURITY     BROKER-DEALER HELD
--------------------------------------------------------------------------------------------------
S&P 500 2x Strategy       UBS Financial Services, Inc.   Repurchase Agreement       $   51,282,845
Master Fund*                 Lehman Brothers, Inc.       Repurchase Agreement       $   39,176,487
                                      CSFB               Repurchase Agreement       $    5,299,227
                             Bank of America Corp.           Common Stock           $    5,013,268
                          Merrill Lynch and Co., Inc.        Common Stock           $    1,720,209
                           Goldman Sachs Group, Inc.         Common Stock           $    1,774,215
                             Lehman Brothers, Inc.           Common Stock           $      865,569
                           Bank of New York Co., Inc.        Common Stock           $      629,211
                            Bear Stearns Cos., Inc.          Common Stock           $      398,811

Inverse S&P 500 2x        UBS Financial Services, Inc.   Repurchase Agreement       $   71,552,947
Strategy Master Fund*        Lehman Brothers, Inc.       Repurchase Agreement       $   70,771,564
                                      CSFB               Repurchase Agreement       $   56,240,137

OTC 2x Strategy           UBS Financial Services, Inc.   Repurchase Agreement       $   23,527,158
Master Fund*                 Lehman Brothers, Inc.       Repurchase Agreement       $   18,160,121
                                      CSFB               Repurchase Agreement       $    2,431,140

Inverse OTC 2x            UBS Financial Services, Inc.   Repurchase Agreement       $   65,965,465
Strategy Master Fund*        Lehman Brothers, Inc.       Repurchase Agreement       $   50,645,833
                                      CSFB               Repurchase Agreement       $   85,384,439

Dow 2x Strategy Master    UBS Financial Services, Inc.   Repurchase Agreement       $    2,114,575
Fund*                        Lehman Brothers, Inc.       Repurchase Agreement       $    4,198,585
                                      CSFB               Repurchase Agreement       $      218,506

Inverse Dow 2x Strategy   UBS Financial Services, Inc.   Repurchase Agreement       $   36,721,459
Master Fund*                 Lehman Brothers, Inc.       Repurchase Agreement       $   40,133,603
                                      CSFB               Repurchase Agreement       $    3,794,551

* Prior to January 1, 2007, the Master Funds operated in master-feeder arrangements in which the Feeder Funds pursued their respective investment objectives indirectly through investment in the Master Funds. During this period of time, all securities of "regular broker-dealers" were held at the master fund level. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and the Feeder Funds now pursue their investment objectives directly. As a result, the Feeder Funds pay all fees and expenses.


MANAGEMENT OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

                      POSITION(S)                                               NUMBER OF
                      HELD WITH                                               PORTFOLIOS IN
                      THE TRUST,                                                  FUND
                       TERM OF                                                  COMPLEX
  NAME, ADDRESS       OFFICE AND                                                OVERSEEN             OTHER
   AND AGE OF          LENGTH OF             PRINCIPAL OCCUPATION(S)           BY TRUSTEE/    DIRECTORSHIPS HELD
TRUSTEE/OFFICER       TIME SERVED              DURING PAST 5 YEARS               OFFICER          BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES*
----------------------------------------------------------------------------------------------------------------
Michael P. Byrum    Trustee and      PADCO   ADVISORS,   INC.   AND   PADCO       248        None.
(36)                Secretary from   ADVISORS II, INC. (RYDEX INVESTMENTS):
                    2005 to          Chief  Investment  Officer,  President
                    present.         and  Secretary  from  August  2006  to
                                     present;  Executive  Vice President of
                                     PADCO  Advisors,  Inc.  from  December
                                     2002 to May 2004,  and PADCO  Advisors
                                     II,  Inc.  from  December  2002 to May
                                     2004;  Chief  Operating  Officer PADCO
                                     Advisors,  Inc.  from  October 2003 to
                                     May 2004 and PADCO  Advisors  II, Inc.
                                     from  December  2003 to May 2004;  and
                                     President from May 2004 to August 2006

                                     RYDEX   CAPITAL   PARTNERS   I,   LLC:
                                     President and  Secretary  from October
                                     2003 to March 2007

                                     RYDEX   CAPITAL   PARTNERS   II,  LLC:
                                     President and  Secretary  from October
                                     2003 to March 2007

                                     RYDEX  DISTRIBUTORS,  INC.:
                                     Secretary  from  December  2001 to May
                                     2004;  Executive  Vice  President from
                                     December  2002 to May 2004;  and Chief
                                     Operating  Officer from  December 2003
                                     to May 2004

                                     RYDEX FUND SERVICES,  INC.:
                                     Secretary   from   December   2002  to
                                     present; Executive Vice President from
                                     December  2002  to  August  2006;  and
                                     Chief Operating  Officer from December
                                     2003 to May 2004

                      POSITION(S)                                               NUMBER OF
                      HELD WITH                                               PORTFOLIOS IN
                      THE TRUST,                                                  FUND
                       TERM OF                                                  COMPLEX
  NAME, ADDRESS       OFFICE AND                                                OVERSEEN             OTHER
   AND AGE OF         LENGTH OF              PRINCIPAL OCCUPATION(S)           BY TRUSTEE/    DIRECTORSHIPS HELD
TRUSTEE/OFFICER       TIME SERVED              DURING PAST 5 YEARS               OFFICER          BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
                                     RYDEX HOLDINGS,  INC.:
                                     Secretary   from   December   2005  to
                                     present and Executive  Vice  President
                                     from December 2005 to August 2006

                                     ADVISOR   RESEARCH    CENTER,    INC.:
                                     Secretary from May 2006 to present and
                                     Executive Vice President from May 2006
                                     to August 2006

                                     RYDEX   SPECIALIZED   PRODUCTS,   LLC:
                                     Manager and Secretary  from  September
                                     2005 to present

Carl G.             Trustee from     PADCO   ADVISORS,   INC.   AND   PADCO        248        None.
Verboncoeur (54)    2004 to          ADVISORS II, INC. (RYDEX INVESTMENTS):
                    present;         Chief Executive  Officer from May 2004
                    President from   to present;  Treasurer  from  December
                    2003 to          2002  to   present;   Executive   Vice
                    present; Vice    President of PADCO Advisors, Inc. from
                    President from   December  2002 to  October  2003,  and
                    1997 to          PADCO  Advisors II, Inc. from December
                    present; and     2002 to December  2003;  President  of
                    Treasurer from   PADCO Advisors, Inc. from October 2003
                    1997 to 2003.    to May 2004,  and PADCO  Advisors  II,
                                     Inc.  from  December 2002 to May 2004;
                                     and Chief  Executive  Officer of PADCO
                                     Advisors,  Inc.  from  October 2003 to
                                     May 2004 and PADCO  Advisors  II, Inc.
                                     from December 2003 to May 2004

                                     RYDEX   CAPITAL   PARTNERS   I,   LLC:
                                     Treasurer  from  October 2003 to March
                                     2007,  and  Executive  Vice  President
                                     from October 2003 to August 2006

                                     RYDEX   CAPITAL   PARTNERS   II,  LLC:
                                     Treasurer  from  October 2003 to March
                                     2007,  and  Executive  Vice  President
                                     from October 2003 to

                      POSITION(S)                                               NUMBER OF
                      HELD WITH                                               PORTFOLIOS IN
                      THE TRUST,                                                  FUND
                       TERM OF                                                  COMPLEX
  NAME, ADDRESS       OFFICE AND                                                OVERSEEN             OTHER
   AND AGE OF          LENGTH OF             PRINCIPAL OCCUPATION(S)           BY TRUSTEE/    DIRECTORSHIPS HELD
TRUSTEE/OFFICER       TIME SERVED              DURING PAST 5 YEARS               OFFICER          BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
                                     August 2006

                                     RYDEX  DISTRIBUTORS,  INC.:
                                     President and Chief Executive  Officer
                                     from   December   2003   to   present;
                                     Treasurer   from   December   2002  to
                                     present; Executive Vice President from
                                     December  2002 to December  2003;  and
                                     Vice  President  from December 2001 to
                                     December 2002

                                     RYDEX FUND SERVICES, INC.:
                                     President and Chief Executive  Officer
                                     from   December   2003   to   present;
                                     Treasurer   from   December   2002  to
                                     present;  President from December 2002
                                     to December  2003;  and Executive Vice
                                     President   from   December   2001  to
                                     December 2002

                                     RYDEX HOLDINGS, INC.:
                                     Chief Executive Officer, President and
                                     Treasurer from December 2005 to
                                     present

                                     ADVISOR RESEARCH CENTER, INC.:
                                     Chief Executive Officer, President and
                                     Treasurer from May 2006 to present

                                     RYDEX SPECIALIZED PRODUCTS, LLC:
                                     Manager,  Chief Executive  Officer and
                                     Treasurer   from   September  2005  to
                                     present

----------------------------------------------------------------------------------------------------------------
                                                INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------
Corey A. Colehour   Trustee and        Retired from August 2006 to present.            248         None.
(61)                Member of the      Owner and President of Schield
                    Audit and          Management Company (registered
                    Nominating         investment adviser) from 2005 to
                    Committees         2006; and Senior Vice President of
                    from 1999 to       Marketing and Co-Owner of Schield
                    present.           Management Company from 1985 to
                                       2005.

                      POSITION(S)                                               NUMBER OF
                      HELD WITH                                               PORTFOLIOS IN
                      THE TRUST,                                                  FUND
                       TERM OF                                                  COMPLEX
  NAME, ADDRESS       OFFICE AND                                                OVERSEEN             OTHER
   AND AGE OF          LENGTH OF             PRINCIPAL OCCUPATION(S)           BY TRUSTEE/    DIRECTORSHIPS HELD
TRUSTEE/OFFICER       TIME SERVED              DURING PAST 5 YEARS               OFFICER          BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton   Trustee and      Retired.                                      248        None.
(65)                Member of the
                    Nominating
                    Committee
                    from 1999 to
                    present; and
                    Chairman of
                    the Audit
                    Committee
                    from 1999 to
                    present.

John O. Demaret     Trustee and      Retired.                                      248        None.
(66)                Member of the
                    Audit and
                    Nominating
                    Committees
                    from 1999 to
                    present; and
                    Chairman of
                    the Board
                    from 2006 to
                    present.

Werner E. Keller    Trustee and      Founder and President of Keller               248        None.
(66)                Member of the    Partners, LLC (registered investment
                    Audit and        adviser) from 2005 to present; and
                    Nominating       Retired from 2001 to 2005.
                    Committees
                    from 2005 to
                    present.

Thomas F. Lydon     Trustee and      President of Global Trends                    248        None.
(46)                Member of the    Investments (registered investment
                    Audit and        adviser) from 1996 to present.
                    Nominating
                    Committees
                    from 2005 to
                    present.

Patrick T.          Trustee and      Chief Executive Officer of Par                248        None.
McCarville (64)     Member of the    Industries, Inc., d/b/a Par Leasing
                    Audit            from 1977 to present.
                    Committee
                    from 1999 to
                    present; and

                      POSITION(S)                                               NUMBER OF
                      HELD WITH                                               PORTFOLIOS IN
                      THE TRUST,                                                  FUND
                       TERM OF                                                  COMPLEX
  NAME, ADDRESS       OFFICE AND                                                OVERSEEN             OTHER
   AND AGE OF          LENGTH OF             PRINCIPAL OCCUPATION(S)           BY TRUSTEE/    DIRECTORSHIPS HELD
TRUSTEE/OFFICER       TIME SERVED              DURING PAST 5 YEARS               OFFICER          BY TRUSTEE
----------------------------------------------------------------------------------------------------------------
                    Chairman of
                    the
                    Nominating
                    Committee
                    from 1999 to
                    present.

Roger Somers (62)   Trustee and      Founder and Chief Executive Officer           248        None.
                    Member of the    of Arrow Limousine from 1965 to
                    Audit and        present.
                    Nominating
                    Committees
                    from 1999 to
                    present.

----------------------------------------------------------------------------------------------------------------
                                                    OFFICERS
----------------------------------------------------------------------------------------------------------------

Nick Bonos (43)     Vice President   Senior Vice President of Rydex Fund           248        Not Applicable.
                    and Treasurer    Services, Inc. from 2003 to present;
                    from 2003 to     and Vice President of Accounting,
                    present.         Rydex Fund Services, Inc. from
                                     2000 to 2003.

Joanna M. Haigney   Chief            Vice President of Rydex Fund                  248        Not Applicable.
(40)                Compliance       Services, Inc. from 2004 to present;
                    Officer from     and Vice President of Compliance of
                    2004 to          Rydex Investments from 2000 to
                    present; and     present.
                    Secretary from
                    2000 to
                    present.

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.


BOARD STANDING COMMITTEES. The Board has established the following standing committees:


AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the

Trust's service providers that are material to the Trust as a whole, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four times in the most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies, if any, on the Trust's Board. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Exchange Act in conjunction with a shareholder meeting to consider the election of Board members. The Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee met one time during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Shares of the Funds are not available for purchase by individuals, and therefore, none of the Trustees beneficially own shares of the Funds as of December 31, 2006. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                          AGGREGATE DOLLAR
                                                       RANGE OF SHARES IN ALL
                                     DOLLAR RANGE OF    RYDEX FUNDS OVERSEEN
        NAME             FUND NAME   FUND SHARES (1)      BY TRUSTEE (1,2)
------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
------------------------------------------------------------------------------
Michael P. Byrum            None            None            over $100,000

Carl G. Verboncoeur         None            None            over $100,000
------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
------------------------------------------------------------------------------
Corey A. Colehour           None            None            over $100,000

J. Kenneth Dalton           None            None          $10,001 - $50,000

John O. Demaret             None            None            over $100,000

Thomas F. Lydon             None            None                 None

Werner E. Keller            None            None            Over $100,000

Patrick T. McCarville       None            None          $50,001 - $100,000

Roger J. Somers             None            None            over $100,000

(1)   Information provided is as of December 31, 2006.

(2) Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD AND OFFICER COMPENSATION. The following table sets forth compensation paid by the Trust for the fiscal year ended December 31, 2006:

                                                  PENSION OR
                                                  RETIREMENT          ESTIMATED
                             AGGREGATE             BENEFITS             ANNUAL             TOTAL
                         COMPENSATION FROM    ACCRUED AS PART OF    BENEFITS UPON    COMPENSATION FROM
   NAME OF PERSON              TRUST           TRUST'S EXPENSES       RETIREMENT       FUND COMPLEX *
------------------------------------------------------------------------------------------------------
                                      INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
 Michael P. Byrum**           $     0                 $0                  $0              $      0

Carl G. Verboncoeur**         $     0                 $0                  $0              $      0
------------------------------------------------------------------------------------------------------
                                      INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------
  Corey A. Colehour           $16,450                 $0                  $0              $105,500

  J. Kenneth Dalton           $16,450                 $0                  $0              $105,500

   John O. Demaret            $17,350                 $0                  $0              $113,000

  Werner E. Keller            $16,450                 $0                  $0              $105,500

   Thomas F. Lydon            $16,450                 $0                  $0              $105,500

Patrick T. McCarville         $16,450                 $0                  $0              $105,500

   Roger J. Somers            $16,450                 $0                  $0              $105,500

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Variable Trust, and Rydex Series Funds.

** Messrs. Verboncoeur and Byrum are interested trustees, as defined above. As officers of the Advisor, they do not receive compensation from the Trust.


CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, the Servicer and the Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING


The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at WWW.SEC.GOV.

THE ADVISORY AGREEMENT


PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on July 5, 1994, together with PADCO II Advisors, Inc., a registered investment adviser under common control and does business under the name Rydex Investments. The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.


The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.


Under an investment advisory agreement with the Advisor, dated April 30, 2004, the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of December 31, 2006, assets under management of the Advisor were approximately $14.7 billion. Pursuant to the advisory agreement with the Advisor, each Fund pays the Advisor a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund. The Advisor may, from time to time reimburse certain expenses of the Funds in order to limit the Funds' operating expenses as described in the Prospectus.


The continuance of the advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Funds paid the following investment advisory fees to the Advisor:

                                                    ADVISORY        ADVISORY        ADVISORY
                            FUND                 FEES PAID FOR   FEES PAID FOR   FEES PAID FOR
                          INCEPTION   ADVISORY    FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
       FUND NAME            DATE         FEE       ENDED 2004      ENDED 2005      ENDED 2006
----------------------------------------------------------------------------------------------
S&P 500 2x Strategy        05/19/00     0.90%     $3,174,901*     $3,353,068*     $2,764,337*
Master Fund

Inverse S&P 500 2x         05/19/00     0.90%     $3,555,042*     $3,184,547*     $3,614,232*
Strategy Master Fund

OTC 2x Strategy            05/24/00     0.90%     $4,948,104*     $5,033,982*     $4,221,125*
Master Fund

Inverse OTC 2x             05/23/00     0.90%     $4,572,427*     $4,593,027*     $4,061,782*
Strategy Master Fund

Dow 2x Strategy Master     02/20/04     0.90%     $  130,584*     $  273,636*     $  329,352*
Fund

Inverse Dow 2x Strategy    02/20/04     0.90%     $  112,552*     $  356,937*     $  547,920*
Master Fund

Russell 2000(R) 2x            **        0.90%         ***             ***             ***
Strategy Master Fund

Inverse Russell 2000(R)       **        0.90%         ***             ***             ***
2x Strategy Master Fund

* Prior to January 1, 2007, the Master Funds operated in master-feeder arrangements in which the Feeder Funds pursued their respective investment objectives indirectly through investment in the Master Funds. During this period of time, the advisory fees were paid at the master fund level. Effective January 1, 2007, the Funds discontinued their master-feeder arrangements and the Feeder Funds now pursue their investment objectives directly. As a result, the Feeder Funds pay all fees and expenses.

**    The Fund has not yet commenced operations.

***   Not in operation for the period indicated.


PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:


                     REGISTERED INVESTMENT            OTHER POOLED
                        COMPANIES(1,2)           INVESTMENT VEHICLES(1)        OTHER ACCOUNTS(1)
                   -------------------------   ------------------------   -------------------------
                     NUMBER                     NUMBER                     NUMBER
                      OF                          OF                         OF
    NAME           ACCOUNTS     TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS   ACCOUNTS     TOTAL ASSETS
---------------------------------------------------------------------------------------------------
Michael P. Byrum     135         $14 billion       0            N/A           6        Less than $5
                                                                                          million

James R. King        135         $14 billion       0            N/A           3        Less than $5
                                                                                          million

                     REGISTERED INVESTMENT            OTHER POOLED
                        COMPANIES(1,2)           INVESTMENT VEHICLES(1)        OTHER ACCOUNTS(1)
                   -------------------------   ------------------------   -------------------------
                     NUMBER                     NUMBER                     NUMBER
                      OF                          OF                         OF
    NAME           ACCOUNTS     TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS   ACCOUNTS     TOTAL ASSETS
---------------------------------------------------------------------------------------------------
Michael Dellapa      135         $14 billion       0            N/A           7        Less than $5
                                                                                          million

(1)   Information provided is as of December 31, 2006.

(2) The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $91.6 million in assets under management as of December 29, 2006.


CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio manager. Mutual fund peers do not exist for all Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500(R) Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by the Funds, see "Investments and Risks - A Brief Guide to the Benchmarks" in the Funds' Prospectus. An internal benchmark, such as the inverse of the S&P 500(R) Index, will be used when an external benchmark is not available. The performance of the portfolio managers in carrying out the Funds' investment strategies will be evaluated in relation to the investment returns of each Fund's Underlying Index. To the extent that a portfolio manager manages accounts other than the Funds, the performance of the portfolio manager in managing such accounts will similarly be evaluated by the Advisor in relation to the account's performance as compared to various internal and external performance benchmarks as determined appropriate by the Advisor. For the Funds, the portfolio managers' performance will be compared in part to the performance of the Funds' Underlying Indices, as that term is defined in the Funds' Prospectus. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. Shares of the Funds are not available for purchase by individuals, and therefore, none of the portfolio managers beneficially owned shares of the Funds as of December 31, 2006. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by the Servicer, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.


For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Feeder Funds paid the Servicer the following fees:

                                      FUND       SERVICE FEES PAID     SERVICE FEES PAID FOR   SERVICE FEES PAID FOR
                                   INCEPTION   FOR FISCAL YEAR ENDED     FISCAL YEAR ENDED       FISCAL YEAR ENDED
           FUND NAME                  DATE             2004                     2005                   2006
--------------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund            05/19/00        $  881,455               $  931,706             $   767,493

Inverse S&P 500 2x Strategy Fund    05/19/00        $  986,937               $  884,148             $ 1,003,468

OTC 2x Strategy Fund                05/24/00        $1,373,736               $1,397,885             $ 1,172,105

Inverse OTC 2x Strategy Fund        05/23/00        $1,269,393               $1,275,464             $ 1,127,743

Dow 2x Strategy Fund                02/20/04        $   36,261               $   75,981             $    91,444

Inverse Dow 2x Strategy Fund        02/20/04        $   31,267               $   99,116             $   152,132

Russell 2000(R) 2x Strategy Fund    05/31/06             *                       *                  $    45,939**

Inverse Russell 2000(R) 2x
Strategy Fund                       05/31/06             *                       *                  $    69,670**

*     Not in operation for the period indicated.

**    From commencement of operations on May 31, 2006.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of 0.15% of the average daily net assets of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended December 31, 2004, December 31, 2005 and December 31, 2006, the Funds (at the feeder fund level) paid the Servicer the following fees:

                                     FUND       ACCOUNTING SERVICE     ACCOUNTING SERVICE     ACCOUNTING SERVICE
                                   INCEPTION   FEES PAID FOR FISCAL   FEES PAID FOR FISCAL   FEES PAID FOR FISCAL
           FUND NAME                 DATE         YEAR ENDED 2004        YEAR ENDED 2005        YEAR ENDED 2006
-----------------------------------------------------------------------------------------------------------------
S&P 500 2x Strategy Fund            05/19/00         $528,873               $558,645               $460,496

Inverse S&P 500 2x Strategy Fund    05/19/00         $592,162               $530,489               $602,081

OTC 2x Strategy Fund                05/24/00         $824,242               $838,731               $703,263

Inverse OTC 2x Strategy Fund        05/23/00         $761,636               $765,279               $676,646

Dow 2x Strategy Fund                02/20/04         $ 21,756                $45,588               $ 54,866

Inverse Dow 2x Strategy Fund        02/20/04         $ 18,760                $59,470               $ 91,279

Russell 2000(R) 2x Strategy Fund    05/31/06             *                       *                 $ 27,563**

Inverse Russell 2000(R) 2x
Strategy Fund                       05/31/06             *                       *                 $ 41,802**

*     Not in operation for the period indicated.

**    From commencement of operations on May 31, 2006.


DISTRIBUTION


Pursuant to the Distribution Agreement adopted by the Trust, the Distributor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly-owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares.


COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested trustees' fees and expenses; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each Fund pays an equal portion of the Trustee fees and expenses for attendance at Board meetings for the members of the Board who are not affiliated with or interested persons of the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery
Program that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.


PRINCIPAL HOLDERS OF SECURITIES

The Funds are not available for purchase by individuals, and therefore, as of April 2, 2007 had no beneficial owners.


DETERMINATION OF NET ASSET VALUE


The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Calculating NAV." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.


Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but the shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by a Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for a Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for a Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by a Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes, which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES


MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. The Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares. However, a Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.


TAX CONSEQUENCES


Note that in the case of a redemption of tax-qualified retirement plans, a withdrawal of amounts from such a plan may have adverse tax consequences. A shareholder contemplating such a withdrawal should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.


SUSPENSION OF THE RIGHT OF REDEMPTION


The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors. In cases where Nasdaq, the CME or Chicago Board Options Exchange, or any foreign market where the Funds' securities trade is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.


HOLIDAYS


The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. In addition, the U.S. Government bond market is closed on Columbus Day and Veterans' Day. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.


REDEMPTIONS IN-KIND


The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.





DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS


Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds' Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.


FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY ("RIC") STATUS

A fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the fund's shareholders. The Funds will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies or the securities of one or more qualified publicly traded partnerships (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or the securities of one or more qualified publicly traded partnerships (the "Asset Test").

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.


Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.


Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to a Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in that Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each Fund, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of a Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

FUND DISTRIBUTIONS

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Fund's earnings and profits. Each Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses (net capital gains). If such gains are distributed as a capital gains distribution, they are taxable to shareholders at rates applicable to long-term capital gains regardless of how long the shares were held. If any such gains are retained, a Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold, or exchanged.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

Investors should be careful to consider the tax implications of purchasing a Fund's shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distributions. Those investments will be taxable on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by a Fund prior to the investor's purchase.

Each Fund will provide an annual statement to shareholders describing the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction and for the reduced tax rates on qualified dividend income.

SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES

The sale, exchange or redemption of a Fund share is generally a taxable event for the shareholder. Generally, if you hold your shares as a capital asset, gain or loss on the sale, exchange or redemption of a Fund share will be capital gain or loss. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Fund share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of the Fund with respect to such share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Fund shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FEDERAL EXCISE TAX

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year), a Fund will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. Each Fund intends to make sufficient distributions to avoid triggering the tax, but can give no assurances that its distributions will be sufficient to eliminate all excise taxes.




BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAX ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax adviser regarding state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.


Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of April 2, 2007, portfolio holdings information is disclosed to the following entities as part of ongoing arrangements that serve legitimate business purposes:

  INDIVIDUAL/ENTITY                       FREQUENCY                TIME LAG
--------------------------------------------------------------------------------
Morningstar                                Monthly             1-5 business days
Lipper                                     Monthly             1-5 business days
Thomson Financial                         Quarterly            1-5 business days
Standard & Poor's                         Quarterly            1-5 business days
Bloomberg                                 Quarterly            1-5 business days
Vickers Stock Research                    Quarterly            1-5 business days

The Funds' Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund.


In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS


Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.


As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.




SHAREHOLDER INQUIRIES


Shareholders may visit the Trust's web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.


INDEX PUBLISHERS


The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Frank Russell Company ("Russell"), or by Dow Jones. S&P, Russell, and Dow Jones make no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the S&P Indexes to track general stock market performance. S&P, Russell, and Dow Jones' only relationship to Rydex Investments is the licensing of certain trademarks and trade names of S&P, Russell, and of Dow Jones and of the S&P Indexes, Russell Indexes, and Dow Jones Industrial Average(SM) which is determined, composed and calculated by S&P, Russell, and Dow Jones, respectively, without regard to Rydex Investments or the Rydex Funds. S&P, Russell, and Dow Jones have no obligation to take the needs of Rydex Investments or the owners of the Rydex Funds into consideration in determining, composing or calculating the S&P Indexes, Russell Indexes, or the Dow Jones Industrial Average(SM), respectively. S&P, Russell, and Dow Jones are not responsible for and have not participated in the determination of the prices and amount of the Rydex Funds, the timing of the issuance or sale of the Rydex Funds, or in the determination or calculation of the NAV of the Rydex Funds. S&P, Russell, and Dow Jones have no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.

S&P, RUSSELL, AND DOW JONES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES, RUSSELL INDEXES, OR DOW JONES INDUSTRIAL AVERAGE(SM), RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P, RUSSELL, AND DOW JONES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES, RUSSELL INDEXES, OR DOW JONES INDUSTRIAL AVERAGE(SM), RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. S&P AND DOW JONES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEXES, RUSSELL INDEXES, OR DOW JONES INDUSTRIAL AVERAGE(SM), RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, RUSSELL INDEXES, OR DOW JONES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE

NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES, RUSSELL, AND RYDEX INVESTMENTS.


COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore, Maryland 21201, serves as the independent registered public accounting firm of the Trust and each of the Funds.

U. S. Bank (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended December 31, 2006, including notes thereto and the report of PricewaterhouseCoopers LLP are incorporated by reference into this SAI. A copy of the Trust's Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A


                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

      PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

   A.    Proxy Voting Policies

      Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

      The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III, below.


   B.    Proxy Voting Procedures

      Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      o provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      o deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      o provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or serial numbers) on a regular basis; and

      o coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.


III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

      The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:


      o managing a pension plan for a company whose management is soliciting proxies;

      o having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and


      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.


      To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:


      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).


IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

      For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

      Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD


      Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:


      (i)   The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)  The shareholder meeting date;

      (v)   A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;


      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.


VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

      On or before August 6, 2003, Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

      Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

      If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information,

      With respect to Rydex Investments' Fund clients, the Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

      Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                          Vote With Mgt.
B.  Chairman and CEO is the Same Person                                 Vote With Mgt.
C.  Majority of Independent Directors                                   Vote With Mgt.
D.  Stock Ownership Requirements                                        Vote With Mgt.
E.  Limit Tenure of Outside Directors                                   Vote With Mgt.
F.  Director and Officer Indemnification and Liability Protection       Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                      Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election                  Vote With Mgt.
B.  Reimburse Proxy Solicitation                                        Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                                  Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                                  Vote With Mgt.
B.  Cumulative Voting                                                   Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                        Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification                     Case-by-Case
B.  Fair Price Provisions                                               Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement                          Vote With Mgt.
      To Amend the Charter or Bylaws
D.  Supermajority Shareholder Vote Requirement                          Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                                 Vote With Mgt.
B.  Equal Access                                                        Vote With Mgt.
C.  Bundled Proposals                                                   Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                          Vote With Mgt.
B.  Stock Splits                                                        Vote With Mgt.
C.  Reverse Stock Splits                                                Vote With Mgt.
D.  Preemptive Rights                                                   Vote With Mgt.
E.  Share Repurchase Programs                                           Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and                        Case-by-Case
      Directors Pay
B.  Shareholder Ratification of Golden and Tin Parachutes               Vote With Mgt.
C.  Employee Stock Ownership Plans                                      Vote With Mgt.
D.  401(k) Employee Benefit Plans                                       Vote With Mgt.

STATE OF INCORPORATION

A.  Voting on State Takeover Plans                                      Vote With Mgt.
B.  Voting on Reincorporation Proposals                                 Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                            Case-by-Case
B.  Corporate Restructuring                                             Vote With Mgt.
C.  Spin-Offs                                                           Vote With Mgt.
D.  Liquidations                                                        Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A.  Issues with Social/Moral Implications                               Vote With Mgt.

                            PART C: OTHER INFORMATION

ITEM     23. EXHIBITS:


      (a)(1) Amended and Restated Certificate of Trust of Rydex Dynamic Funds (the "Registrant" or the "Trust") dated November 23, 1999 is incorporated herein by reference to Exhibit (a)(3) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, as filed with the U.S. Securities and Exchange
               Commission (the "SEC") via EDGAR Accession No. 0000912057-99-007412 on November 24, 1999.

      (a)(2) Declaration of Trust of the Registrant dated August 6, 1999 as revised November 23, 1999 is incorporated herein by reference to Exhibit (a)(4) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000912057-99-007412 on November 24, 1999.

      (a)(3) Amendment dated November 21, 2005 to the Declaration of Trust of the Registrant dated August 6, 1999 as revised November 23, 1999 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0001122775-06-000217 on February 16, 2006.

      (b) Amended and Restated By-Laws of the Registrant are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0001122775-06-000217 on February 16, 2006.


      (c)      Not Applicable.


      (d)(1) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.

      (d)(2) Amendment dated February 17, 2006 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc., is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-06-001286 on May 1, 2006.

      (e) Distribution Agreement dated December 16, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.


      (f)      Not Applicable.


      (g) Custody Agreement dated January 18, 2000 between the Registrant and Firstar Bank, N.A. (now, US Bank) is incorporated herein by reference to Exhibit (g) of

               Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.

      (h)(1) Amended and Restated Service Agreement dated May 1, 2000 as amended and restated as of November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.

      (h)(2) Amendment dated February 17, 2006 to the Amended and Restated Service Agreement dated May 1, 2000 as amended and restated as of November 15, 2004 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-06-001286 on May 1, 2006.

      (h)(3) Accounting Services Agreement dated May 1, 2000 between the Registrant and PADCO Service Company, Inc., d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
               (h)(2) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000922329-01-500020 on April 30, 2001.

      (h)(4) Amendment dated November 10, 2003 to the Accounting Services Agreement dated May 1, 2000 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit
               (h)(5) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-04-000622 on April 26, 2004.

      (h)(5) Amendment dated February 17, 2006 to the Accounting Services Agreement dated May 1, 2000 between the Registrant and Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit
               (h)(5) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-06-001286 on May 1, 2006.


      (i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.


      (j)      Consent  of  Independent   Registered   Public  Accounting  Firm,
               PricewaterhouseCoopers LLP, is filed herewith.


      (k)      Not Applicable.

      (l)      Not Applicable.


      (m)(1) A-Class and H-Class Distribution Plan dated February 25, 2000 is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000922329-01-500020 on April 30, 2001.

      (m)(2) Amendment dated February 17, 2006 to the A-Class and H-Class Distribution Plan dated February 25, 2000, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-06-001286 on May 1, 2006.

      (m)(3) C-Class Distribution and Shareholder Services Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000922329-01-500020 on April 30, 2001.

      (m)(4) Amendment dated February 17, 2006 to the C-Class Distribution and Shareholder Services Plan dated August 28, 2000, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-06-001286 on May 1, 2006.

      (n)(1) Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (0) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000922329-01-500020 on April 30, 2001.

      (n)(2)   Amendment  dated  November  14,  2000 to the Rule 18f-3  Multiple
               Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.

      (n)(3) Amendment dated March 2, 2001 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.

      (n)(4)   Amendment  dated  November  18,  2002 to the Rule 18f-3  Multiple
               Class Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-05-001082 on May 2, 2005.

      (n)(5) Amendment dated February 17, 2006 to the Rule 18f-3 Multiple Class Plan dated August 28, 2000, is incorporated herein by reference to Exhibit (n)(6) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-06-001286 on May 1, 2006.


      (o)      Not Applicable.

      (p) Combined Code of Ethics for the Registrant, Rydex Series Funds, Rydex Variable Trust, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex
               Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-07-000278 on February 14, 2007.

      (q)      Powers of Attorney for Werner E. Keller,  Thomas F. Lydon,  Corey
               A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-07-000278 on February 14, 2007.


ITEM  24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25. INDEMNIFICATION

The Registrant is organized as a Delaware business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated as of November 23, 1999 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

      (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

      (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

      (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


      PADCO Advisors Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------------------------------------------
           NAME              POSITION WITH ADVISOR                        OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur          Chief Executive        Director of ICI Mutual Insurance Company
                             Officer (CEO) and      ------------------------------------------------------------------------
                             Treasurer              President, CEO and Treasurer of Rydex Fund Services, Inc.
                                                    ------------------------------------------------------------------------
                                                    CEO and Treasurer of PADCO Advisors II, Inc.
                                                    ------------------------------------------------------------------------
                                                    Executive Vice President and Treasurer of Rydex Capital Partners I, LLC
                                                    ------------------------------------------------------------------------
                                                    Executive Vice President and Treasurer of Rydex Capital Partners II, LLC
                                                    ------------------------------------------------------------------------
                                                    President and Trustee of Rydex Series Funds
                                                    ------------------------------------------------------------------------
                                                    President and Trustee of Rydex Dynamic Funds
                                                    ------------------------------------------------------------------------
                                                    President and Trustee of Rydex Variable Trust
                                                    ------------------------------------------------------------------------
                                                    President and Trustee of Rydex ETF Trust
                                                    ------------------------------------------------------------------------
                                                    Vice President and Trustee of Rydex Capital Partners SPhinX Fund
                                                    ------------------------------------------------------------------------
                                                    President, CEO and Treasurer of Rydex Distributors, Inc.

----------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum             President and          Executive Vice President and Secretary of Rydex Fund Services, Inc.
                             Secretary              ------------------------------------------------------------------------
                                                    President and Secretary of PADCO Advisors II, Inc.
                                                    ------------------------------------------------------------------------
                                                    President and Secretary of Rydex Capital Partners I, LLC

                                                    ------------------------------------------------------------------------
                                                    President and Secretary of Rydex Capital Partners II, LLC

                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Series Funds
                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Dynamic Funds
                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Variable Trust
                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex ETF Trust
                                                    ------------------------------------------------------------------------
                                                    Trustee and President of Rydex Capital Partners SPhinX Fund

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
           NAME              POSITION WITH ADVISOR                         OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney            Vice President of      Vice President of Compliance of PADCO Advisors II, Inc.
                             Compliance
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Series Funds

                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Dynamic Funds

                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex ETF Trust

                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Variable Trust

                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Capital Partners SPhinX
                                                    Fund
                                                    ------------------------------------------------------------------------
                                                    Vice President of Rydex Fund Services, Inc.
----------------------------------------------------------------------------------------------------------------------------
Jean M. Dahl                 Director               Director and Employee of Dynamic Holdings, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of PADCO Advisors II, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Fund Services, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of Viragh Family Foundation, Inc.
----------------------------------------------------------------------------------------------------------------------------
Katherine A. Viragh          Director               Trustee of 1997/2002 Irrevocable Trust for Family of Skip Viragh
                                                    ------------------------------------------------------------------------
                                                    Trustee of 2000/2002 Irrevocable Trust for Family of Skip Viragh
                                                    ------------------------------------------------------------------------
                                                    Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                    ------------------------------------------------------------------------
                                                    Trustee of 2003 Dynamic Irrevocable Trust
                                                    ------------------------------------------------------------------------
                                                    Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
                                                    ------------------------------------------------------------------------
                                                    Manager of Blonde Shelters, LLC
                                                    ------------------------------------------------------------------------
                                                    Director and Employee of Dynamic Holdings, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of PADCO Advisors II, Inc.
                                                    ------------------------------------------------------------------------
                                                    Limited Partner of PADCO Partners, LLP
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Fund Services, Inc.
                                                    ------------------------------------------------------------------------
                                                    Trustee of Spring Hill College
                                                    ------------------------------------------------------------------------
                                                    Director and Treasurer of Viragh Family Foundation, Inc.
----------------------------------------------------------------------------------------------------------------------------
Mark S. Viragh               Director               Director and Employee of Dynamic Holdings, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of PADCO Advisors II, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Fund Services, Inc.
                                                    ------------------------------------------------------------------------
                                                    President and Director of Viragh Family Foundation, Inc.
                                                    ------------------------------------------------------------------------
                                                    Trustee of 1997/2002 Irrevocable Trust for Family of Skip Viragh
                                                    ------------------------------------------------------------------------
                                                    Trustee of 2000/2002 Irrevocable Trust for Family of Skip Viragh
                                                    ------------------------------------------------------------------------
                                                    Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                    ------------------------------------------------------------------------
                                                    Trustee of 2003 Dynamic Irrevocable Trust
                                                    ------------------------------------------------------------------------
                                                    Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
----------------------------------------------------------------------------------------------------------------------------
Robert J. Viragh             Director               Employee of Dynamic Holdings Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of PADCO Advisors II, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Fund Services, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of Viragh Family Foundation, Inc.
----------------------------------------------------------------------------------------------------------------------------

      Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS


(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.


(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.


         NAME AND                      POSITIONS AND                    POSITIONS AND
PRINCIPAL BUSINESS ADDRESS        OFFICES WITH UNDERWRITER         OFFICES WITH REGISTRANT
------------------------------------------------------------------------------------------
Carl G. Verboncoeur              CEO, President and Treasurer        President and Trustee

------------------------------------------------------------------------------------------
Kevin Farragher              Senior Vice President and Secretary             None
------------------------------------------------------------------------------------------
Peter Brophy                       Chief Financial Officer                   None
------------------------------------------------------------------------------------------
Jason Saul Rosenberg               Chief Compliance Officer                  None
------------------------------------------------------------------------------------------
Jean M. Dahl                               Director                          None
------------------------------------------------------------------------------------------
Katherine A. Viragh                        Director                          None
------------------------------------------------------------------------------------------
Mark Stephen Viragh                        Director                          None
------------------------------------------------------------------------------------------
Robert J. Viragh                           Director                          None
------------------------------------------------------------------------------------------


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts,  books,  and records  required to be  maintained  and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 14 to Registration Statement 333-84797 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 30th day of April, 2007.


                                                     RYDEX DYNAMIC FUNDS

                                                     /s/ Carl G. Verboncoeur
                                                     --------------------------
                                                     Carl G. Verboncoeur
                                                     President


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                                 DATE
-------------------------   ------------------------------------- --------------

/s/ Carl G. Verboncoeur     President and Chief Executive Officer April 30, 2007
-------------------------
Carl G. Verboncoeur

         *                  Member of the Board of Trustees       April 30, 2007
-------------------------
J.Kenneth Dalton

         *                  Member of the Board of Trustees       April 30, 2007
-------------------------
John O. Demaret

         *                  Member of the Board of Trustees       April 30, 2007
-------------------------
Patrick T. McCarville

         *                  Member of the Board of Trustees       April 30, 2007
-------------------------
Roger Somers

         *                  Member of the Board of Trustees       April 30, 2007
-------------------------
Corey A. Colehour

/s/ Michael P. Byrum        Member of the Board of Trustees       April 30, 2007
-------------------------
Michael P. Byrum

         *                  Member of the Board of Trustees       April 30, 2007
-------------------------
Werner E. Keller

         *                  Member of the Board of Trustees       April 30, 2007
-------------------------
Thomas F. Lydon

/s/ Nick Bonos              Vice President and Treasurer          April 30, 2007
-------------------------
Nick Bonos

* /s/ Carl G. Verboncoeur
-------------------------
 Carl G. Verboncoeur

* Attorney-in-Fact, pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement, as filed with the SEC via EDGAR Accession No. 0000935069-07-000278 on February 14, 2007.

                                  EXHIBIT INDEX

NUMBER      EXHIBIT:
---------   --------------------------------------------------------------------


EX-99.I Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

EX-99.J     Consent  of   Independent   Registered   Public   Accounting   Firm,
            PricewaterhouseCoopers LLP, is filed herewith.